UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.12%

ASSET-BACKED SECURITIES 2.72%

Automobiles 0.11%

TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$979	$956,494
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	277	275,886
Total					1,232,380

Other 2.61%

ALM XIX Ltd. 2016-19A C†	6.072%(3 Mo. LIBOR + 4.35%)	#	7/15/2028	462	470,678
ALM XVIII Ltd. 2016-18A C†	6.072%(3 Mo. LIBOR + 4.35%)	#	7/15/2027	500	503,652
AMMC CLO XII Ltd. 2013-12A DR†	4.511%(3 Mo. LIBOR + 2.47%)	#	11/10/2030	391	392,990
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.96%(3 Mo. LIBOR + 4.20%)	#	7/28/2028	250	251,890
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.722%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	1,150	1,165,305
Apex Credit CLO Ltd. 2015-2A B1†	3.753%(3 Mo. LIBOR + 2.40%)	#	10/19/2026	1,500	1,501,356
Apidos CLO XII 2013-12A AR†	3.118%(3 Mo. LIBOR + 1.08%)	#	4/15/2031	500	503,531
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	412,572
BlueMountain CLO Ltd. 2016-1A D†	6.545%(3 Mo. LIBOR + 4.80%)	#	4/20/2027	500	501,105
Cedar Funding VII CLO Ltd. 2018-7A A1†	3.035%(3 Mo. LIBOR + 1.00%)	#	1/20/2031	1,948	1,951,858
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,230,843
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	707	699,668
Galaxy XXI CLO Ltd. 2015-21A AR†	2.765%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	691	691,747
Guggenheim 5180-2 CLO LP 2015-1A A2B†	4.494%(3 Mo. LIBOR + 2.55%)	#	11/25/2027	2,500	2,505,284
Halcyon Loan Advisors Funding Ltd. 2015-2A A†	3.135%(3 Mo. LIBOR + 1.39%)	#	7/25/2027	2,269	2,270,265
Jamestown CLO VII Ltd. 2015-7A BR†	3.395%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	1,202	1,204,213
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,336	1,337,280
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823%(3 Mo. LIBOR + 0.60%)	#	4/15/2026	2,604	2,604,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	$884	$884,000
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	670	669,162
Regatta III Funding Ltd. 2014-1A CR†	5.022%(3 Mo. LIBOR + 3.30%)	#	4/15/2026	400	400,691
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	1,300	1,303,776
Shackleton CLO Ltd. 2015 7A AR†	3.092%(3 Mo. LIBOR + 1.37%)	#	4/15/2027	896	896,158
Sound Point CLO II Ltd. 2013-1A A1R†	2.823%(3 Mo. LIBOR + 1.07%)	#	1/26/2031	782	782,526
Sound Point CLO XI Ltd. 2016-1A D†	6.395%(3 Mo. LIBOR + 4.65%)	#	7/20/2028	2,000	2,033,661
Voya CLO Ltd. 2016-2A C†	5.989%(3 Mo. LIBOR + 4.25%)	#	7/19/2028	750	756,298
West CLO Ltd. 2014-2A BR†	3.472%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	459	459,750
Westcott Park CLO Ltd. 2016-1A D†	6.095%(3 Mo. LIBOR + 4.35%)	#	7/20/2028	850	869,262
Total					30,253,521
Total Asset-Backed Securities (cost $31,224,671)					31,485,901

				Shares (000)
COMMON STOCKS 15.58%

Aerospace/Defense 0.28%

Huntington Ingalls Industries, Inc.				8	2,140,181
Spirit AeroSystems Holdings, Inc. Class A				13	1,114,968
Total					3,255,149

Air Transportation 0.26%

Allegiant Travel Co.				7	1,161,262
Azul SA ADR*				53	1,833,097
Total					2,994,359

Auto Loans 0.15%

Credit Acceptance Corp.*				5	1,744,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Shares (000)		Fair Value
Auto Parts & Equipment 0.10%

Chassix Holdings, Inc.		59	$1,170,914	(a)

Automakers 0.10%

Ferrari NV (Italy)(b)		9	1,111,315

Banking 1.00%

Comerica, Inc.		18	1,705,539
Cullen/Frost Bankers, Inc.		26	2,807,036
Itau Unibanco Holding SA ADR		74	1,159,080
Northern Trust Corp.		11	1,092,869
Sberbank of Russia PJSC ADR		129	2,415,921
SVB Financial Group*		10	2,351,858
Total			11,532,303

Beverages 0.72%

Becle SAB de CV*(c)	MXN	324	657,021
Brown-Forman Corp. Class B		53	2,865,683
Monster Beverage Corp.*		20	1,156,729
Remy Cointreau SA(c)	EUR	12	1,779,765
Treasury Wine Estates Ltd.(c)	AUD	142	1,861,117
Total			8,320,315

Brokerage 0.09%

Cboe Global Markets, Inc.		9	1,074,822

Building Materials 0.10%

Sherwin-Williams Co. (The)		3	1,117,542

Chemicals 0.19%

Versum Materials, Inc.		30	1,121,148
Westlake Chemical Corp.		10	1,124,282
Total			2,245,430

Consumer/Commercial/Lease Financing 0.13%

LendingTree, Inc.*		5	1,558,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Shares (000)			Fair Value
Discount Stores 0.19%

Amazon.com, Inc.*		1		$1,068,137
Walmart, Inc.		13		1,180,365
Total				2,248,502

Electric: Integrated 0.21%

IDACORP, Inc.		14		1,256,082
NextEra Energy, Inc.		7		1,191,002
Total				2,447,084

Electronics 0.88%

Littelfuse, Inc.		5		1,101,064
MKS Instruments, Inc.		10		1,200,563
Nintendo Co., Ltd.(c)	JPY	3		1,497,200
ON Semiconductor Corp.*		73		1,778,682
Sensata Technologies Holding plc*		22		1,115,174
TE Connectivity Ltd. (Switzerland)(b)		12		1,151,148
Zebra Technologies Corp. Class A*		17		2,326,004
Total				10,169,835

Energy: Exploration & Production 0.94%

Anadarko Petroleum Corp.		19		1,159,570
Chaparral Energy, Inc.*		12		218,520
Chaparral Energy, Inc. Class A*		57		1,015,265
Concho Resources, Inc.*		16		2,352,965
Continental Resources, Inc.*		43		2,538,918
Diamondback Energy, Inc.*		18		2,273,564
Energen Corp.*		20		1,261,663
Peabody Energy Corp.		—	(d)	7,952
Templar Energy LLC Class A Units		46		57,774
Total				10,886,191

Food: Wholesale 0.14%

Lamb Weston Holdings, Inc.		8		480,257
McCormick & Co., Inc.		11		1,147,310
Total				1,627,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Shares (000)		Fair Value
Forestry/Paper 0.27%

PotlatchDeltic Corp.		35	$1,821,386
West Fraser Timber Co., Ltd.(c)	CAD	20	1,343,805
Total			3,165,191

Gaming 0.27%

Aristocrat Leisure Ltd.(c)	AUD	71	1,318,195
Wynn Resorts Ltd.		10	1,803,358
Total			3,121,553

Health Services 0.10%

Illumina, Inc.*		5	1,108,810

Hotels 0.10%

Hilton Grand Vacations, Inc.*		26	1,137,707

Investments & Miscellaneous Financial Services 0.69%

BlackRock, Inc.		2	1,119,735
CME Group, Inc.		7	1,132,180
Everest Re Group Ltd.		5	1,258,418
Grupo Financiero Banorte SAB de CV(c)	MXN	189	1,157,176
MarketAxess Holdings, Inc.		5	1,130,688
SEI Investments Co.		16	1,164,102
T. Rowe Price Group, Inc.		10	1,077,001
Total			8,039,300

Life Insurance 0.30%

Discovery Ltd.(c)	ZAR	126	1,821,384
Sun Life Financial, Inc.(c)	CAD	42	1,706,418
Total			3,527,802

Machinery 0.13%

Komatsu Ltd.(c)	JPY	45	1,502,428

Media: Content 0.27%

Netflix, Inc.*		10	3,067,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Shares (000)		Fair Value
Medical Products 0.68%

ABIOMED, Inc.*		4	$1,152,321
Align Technology, Inc.*		6	1,613,259
IDEXX Laboratories, Inc.*		12	2,322,326
Intuitive Surgical, Inc.*		4	1,636,045
Penumbra, Inc.*		10	1,175,929
Total			7,899,880

Metals/Mining (Excluding Steel) 0.51%

Anglo American plc(c)	GBP	47	1,105,378
Freeport-McMoRan, Inc.*		70	1,223,100
Newmont Mining Corp.		31	1,193,237
Sumitomo Metal Mining Co. Ltd.(c)	JPY	57	2,354,013
Total			5,875,728

Oil Field Equipment & Services 0.11%

Lukoil PJSC ADR		18	1,265,982

Personal & Household Products 0.11%

Estee Lauder Cos., Inc. (The) Class A		8	1,221,116

Pharmaceuticals 1.22%

Agios Pharmaceuticals, Inc.*		15	1,231,443
Bluebird Bio, Inc.*		15	2,623,915
Blueprint Medicines Corp.*		39	3,567,405
Canopy Growth Corp.*(c)	CAD	78	2,029,998
Loxo Oncology, Inc.*		25	2,849,293
Zoetis, Inc.		22	1,796,384
Total			14,098,438

Printing & Publishing 0.15%

S&P Global, Inc.		9	1,769,598

Real Estate Development & Management 0.25%

CoStar Group, Inc.*		8	2,868,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Shares (000)		Fair Value
Restaurants 0.20%

Shake Shack, Inc. Class A*		28	$1,153,692
Yum China Holdings, Inc.(b)		27	1,136,602
Total			2,290,294

Software/Services 2.26%

2U, Inc.*		20	1,673,794
Alphabet, Inc. Class A*		1	1,188,562
Arista Networks, Inc.*		4	1,078,643
Black Knight, Inc.*		13	594,167
Blackbaud, Inc.		17	1,684,548
BlackBerry Ltd. (Canada)*(b)		95	1,093,029
Cognizant Technology Solutions Corp. Class A		15	1,204,844
FleetCor Technologies, Inc.*		9	1,738,665
Intuit, Inc.		7	1,144,110
Mastercard, Inc. Class A		7	1,163,763
MSCI, Inc.		13	1,950,883
PayPal Holdings, Inc.*		15	1,115,972
ServiceNow, Inc.*		7	1,197,858
Snap, Inc. Class A*		106	1,683,426
Splunk, Inc.*		12	1,182,254
SS&C Technologies Holdings, Inc.		22	1,181,206
Twitter, Inc.*		40	1,155,787
Veeva Systems, Inc. Class A*		24	1,768,690
VMware, Inc. Class A*		9	1,130,479
Worldpay, Inc. Class A*		14	1,184,256
Total			26,114,936

Specialty Retail 1.08%

adidas AG(c)	EUR	5	1,167,584
Canada Goose Holdings, Inc. (Canada)*(b)		35	1,172,741
Columbia Sportswear Co.		30	2,301,613
FirstCash, Inc.		16	1,295,856
Five Below, Inc.*		16	1,186,788
Moncler SpA(c)	EUR	65	2,484,667
Ollie’s Bargain Outlet Holdings, Inc.*		20	1,185,860
Skechers U.S.A., Inc. Class A*		29	1,126,721
Under Armour, Inc.*		42	601,265
Total			12,523,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments			Shares (000)	Fair Value
Steel Producers/Products 0.14%

Nucor Corp.			26	$1,591,639

Support: Services 0.56%

Booking Holdings, Inc.*			1	1,169,179
Bright Horizons Family Solutions, Inc.*			18	1,827,868
Cintas Corp.			7	1,163,356
Total System Services, Inc.			13	1,115,169
Verisk Analytics, Inc.*			12	1,196,000
Total				6,471,572

Telecommunications: Wireline Integrated & Services 0.10%

GDS Holdings Ltd. ADR*			42	1,149,661

Theaters & Entertainment 0.10%

Activision Blizzard, Inc.			18	1,185,407

Transportation: Infrastructure/Services 0.10%

Landstar System, Inc.			10	1,147,487

Trucking & Delivery 0.40%

Knight-Swift Transportation Holdings, Inc.			25	1,135,757
Old Dominion Freight Line, Inc.			24	3,504,499
Total				4,640,256
Total Common Stocks (cost $166,755,698)				180,288,757

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.32%

Automakers 0.10%

Tesla, Inc.	1.25%	3/1/2021	$1,191	1,185,669

Electronics 0.10%

Teradyne, Inc.	1.25%	12/15/2023	787	1,201,911

Software/Services 0.12%

RealPage, Inc.†	1.50%	11/15/2022	976	1,331,630
Total Convertible Bonds (cost $3,682,343)				3,719,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Dividend Rate		Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCK 0.10%

Personal & Household Products

Stanley Black & Decker, Inc. (cost $1,069,894)	5.375%		10	$1,174,836

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 5.32%

Advertising 0.15%

Southern Graphics, Inc. 1st Lien Initial Term Loan	5.377%(1 Mo. LIBOR + 3.50%)	12/31/2022	$1,747	1,763,115

Aerospace/Defense 0.10%

Doncasters U.S. Finance LLC Term Loan B	5.377%(3 Mo. LIBOR + 3.50%)	4/9/2020	1,201	1,191,004

Building Materials 0.33%

Forterra Finance, LLC Replacement Term Loan	4.877%(1 Mo. LIBOR + 3.00%)	10/25/2023	2,535	2,349,174
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	6.302%(3 Mo. LIBOR + 4.00%)	12/20/2023	1,510	1,514,652
Total				3,863,826

Department Stores 0.28%

J.C. Penney Corp., Inc. 2016 Term Loan	6.234%(3 Mo. LIBOR + 4.25%)	6/23/2023	1,286	1,262,476
Neiman Marcus Group Ltd LLC Other Term Loan	4.941%(1 Mo. LIBOR + 3.25%)	10/25/2020	2,270	1,967,803
Total				3,230,279

Diversified Capital Goods 0.20%

GrafTech International Ltd. Initial Term Loan	5.24%(1 Mo. LIBOR + 3.50%)	2/12/2025	2,315	2,319,341	(f)

Electric: Generation 0.55%

Lightstone Holdco LLC Refinancing Term Loan B	5.627%(1 Mo. LIBOR + 3.75%)	1/30/2024	2,521	2,538,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Lightstone Holdco LLC Refinancing Term Loan C	5.627%(1 Mo. LIBOR + 3.75%)	1/30/2024	$161	$162,077
Moxie Patriot LLC Advanced Construction Term Loan B1	8.052%(3 Mo. LIBOR + 5.75%)	12/19/2020	147	145,025
Moxie Patriot LLC Advances Construction Term Loan B2	8.052%(1 Mo. LIBOR + 5.75%)	12/19/2020	1,038	1,027,010
Sandy Creek Energy Associates, L.P. Term Loan	6.302%(3 Mo. LIBOR + 4.00%)	11/9/2020	1,543	1,298,660
Viva Alamo LLC Initial Term Loan	6.01%(3 Mo. LIBOR + 4.25%)	2/22/2021	1,179	1,172,608
Total				6,343,602

Electronics 0.10%

EXC Holdings III Corp. 1st Lien Initial Term Loan	5.161%(6 Mo. LIBOR + 3.50%)	12/2/2024	1,138	1,150,474

Energy: Exploration & Production 0.05%

California Resources Corp. Initial Term Loan	6.512%(1 Mo. LIBOR + 4.75%)	12/31/2022	589	599,125

Gaming 0.32%

Cowlitz Tribal Gaming Authority Term Loan B	12.377%(1 Mo. LIBOR + 10.50%)	12/6/2021	2,155	2,370,225	(f)
Stars Group, Inc. The 1st Lien Initial Term Loan B3 (Netherlands)(b)	5.802%(3 Mo. LIBOR + 3.50%)	8/1/2021	1,313	1,320,797
Total				3,691,022

Health Services 0.10%

Genoa, a QoL Healthcare Company, LLC 1st Lien Amendment No. 1 Term Loan	5.127%(1 Mo. LIBOR + 3.25%)	10/30/2023	1,093	1,101,024

Information Technology 0.34%

SS&C Technologies Holdings, Inc. Term Loan B3	4.401%(3 Mo. LIBOR + 2.50%)	4/16/2025	2,862	2,879,390
SS&C Technologies Holdings, Inc. Term Loan B4	4.401%(3 Mo. LIBOR + 2.50%)	4/16/2025	1,021	1,026,869
Total				3,906,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investments & Miscellaneous Financial Services 0.05%

VFH Parent LLC Term Loan B1	4.945%(3 Mo. LIBOR + 3.25%)	12/30/2021		$597	$604,330

Lodging 0.06%

Wyndham Hotels & Resorts, Inc. Term Loan B	5.802%(3 Mo. LIBOR + 3.50%)	3/28/2025		723	725,711	(f)

Media: Diversified 0.21%

Getty Images, Inc. Initial Term Loan	3.50%(1 Wk. LIBOR + 3.50%)	10/18/2019		1,202	1,154,219
UFC Holdings, LLC 2nd Lien Term Loan	9.377%(1 Mo. LIBOR + 7.50%)	8/18/2024		1,231	1,257,466
Total					2,411,685

Personal & Household Products 0.15%

Britax US Holdings, Inc. Initial Dollar Term Loan	5.802%(3 Mo. LIBOR + 3.50%)	10/15/2020		1,890	1,676,193
FGI Operating Company, LLC DIP Term Loan	9.045%(3 Mo. LIBOR + 6.75%)	6/28/2018		49	49,000	(f)
Total					1,725,193

Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.88%(1 Mo. LIBOR + 6.00%)	3/24/2025		1,051	1,065,183

Recreation & Travel 0.34%

Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.127%(1 Mo. LIBOR + 3.25%)	7/31/2024		2,083	2,097,099
Kingpin Intermediate Holdings LLC 1st Lien Initial Term Loan	6.13%(3 Mo. LIBOR + 4.25%)	7/3/2024		678	686,056	(f)
Silk Bidco AS Facility Term Loan B(c)	4.00%	2/24/2025	EUR	897	1,105,938
Total					3,889,093

Restaurants 0.11%

IRB Holding Corp Term Loan B	4.936%(1 Mo. LIBOR + 3.25%)	2/5/2025		$1,233	1,247,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service 0.08%

Pike Corporation Initial Term Loan	5.39%(3 Mo. LIBOR + 3.50%)		3/23/2025	$881	$890,361

Software/Services 0.20%

Marketo, Inc. Term Loan	5.044%(3 Mo. LIBOR + 3.25%)		2/7/2025	1,196	1,195,067
Misys Ltd 2nd Lien Dollar Term Loan	9.234%(3 Mo. LIBOR + 7.25%)		6/13/2025	1,172	1,163,849
Total					2,358,916

Specialty Retail 0.86%

Bass Pro Group, LLC Initial Term Loan	6.877%(1 Mo. LIBOR + 5.00%)		9/25/2024	1,726	1,712,299
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.191%(1 Mo. LIBOR + 3.50%)		2/3/2024	1,779	1,779,231
Boardriders, Inc. Term Loan B	8.40%(1 Mo. LIBOR + 6.50%)		3/21/2024	1,397	1,383,030	(f)
Container Store, Inc. Term Loan B1	9.312%(3 Mo. LIBOR + 7.00%)		8/18/2021	894	894,622	(f)
EG Group Limited Facility Term Loan B (United Kingdom)(b)	6.337%(3 Mo. LIBOR + 4.00%)		2/7/2025	411	410,589
EG Group Limited Term Loan B	—	(g)	2/7/2025	599	598,401
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.027%(1 Mo. LIBOR + 3.25%)		3/20/2025	1,198	1,200,246
Men’s Wearhouse, Inc. Tranche Term Loan B2	5.395%(3 Mo. LIBOR + 3.50%)		4/9/2025	438	438,821	(f)
PetSmart, Inc. Tranche B2 Term Loan	4.68%(1 Mo. LIBOR + 3.00%)		3/11/2022	1,960	1,578,155
Total					9,995,394

Steel Producers/Products 0.10%

Phoenix Services International, LLC Term Loan B	5.414%(1 Mo. LIBOR + 3.75%)		3/1/2025	1,196	1,209,455

Support: Services 0.20%

AVSC Holdings Corp. 1st Lien Intial Term Loan	4.914%(3 Mo. LIBOR + 3.25%)		3/3/2025	1,166	1,170,920
York Risk Services Holding Corp. Term Loan	5.627%(1 Mo. LIBOR + 3.75%)		10/1/2021	1,169	1,147,638
Total					2,318,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.09%

Intelsat Jackson Holdings S.A. Tranche B5 Term Loan (Luxembourg)(b)	6.625%		1/2/2024		$1,003	$1,017,629

Transportation: Infrastructure/Services 0.26%

Uber Technologies, Inc. Term Loan	5.877%(1 Mo. LIBOR + 4.00%)		7/13/2023		2,976	2,991,487
Total Floating Rate Loans (cost $61,213,128)						61,609,708

Foreign Bond(c) 0.24%

Netherlands

Hema Bondco I BV† (cost $2,627,890)	6.25%(3 Mo. Eurobor + 6.25%)	#	7/15/2022	EUR	2,291	2,814,168

FOREIGN GOVERNMENT OBLIGATIONS 3.71%

Angola 0.15%

Republic of Angola†(b)	9.50%		11/12/2025		$1,539	1,744,610

Argentina 0.85%

City of Buenos Aires†(b)	7.50%		6/1/2027		1,275	1,333,395
City of Buenos Aires†(b)	8.95%		2/19/2021		1,125	1,213,155
Province of Santa Fe†(b)	6.90%		11/1/2027		1,756	1,749,415
Provincia de Mendoza†(b)	8.375%		5/19/2024		2,025	2,161,688
Republic of Argentina(b)	5.875%		1/11/2028		2,404	2,265,469
Republic of Argentina(c)	7.82%		12/31/2033	EUR	833	1,158,978
Total						9,882,100

Australia 0.16%

Australian Government(c)	4.25%		4/21/2026	AUD	2,084	1,798,300

Bahamas 0.30%

Commonwealth of Bahamas†(b)	5.75%		1/16/2024		$1,100	1,138,500
Commonwealth of Bahamas†(b)	6.00%		11/21/2028		2,200	2,293,500
Total						3,432,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.23%

Government of Bermuda†	4.138%	1/3/2023		$1,350	$1,401,246
Government of Bermuda†	4.854%	2/6/2024		1,175	1,242,034
Total					2,643,280

Canada 0.20%

Province of British Columbia Canada(c)	2.85%	6/18/2025	CAD	3,000	2,370,194

Dominican Republic 0.09%

Dominican Republic†(c)	8.90%	2/15/2023	DOP	48,500	1,009,503

Ecuador 0.16%

Republic of Ecuador†(b)	7.875%	1/23/2028		$1,929	1,864,282

Ghana 0.15%

Republic of Ghana†(b)	7.875%	8/7/2023		1,541	1,687,333

Greece 0.17%

Hellenic Republic†(c)	4.375%	8/1/2022	EUR	1,500	1,929,939

Honduras 0.12%

Honduras Government†(b)	6.25%	1/19/2027		$1,338	1,420,916

Jamaica 0.31%

Government of Jamaica(b)	6.75%	4/28/2028		2,073	2,308,804
Government of Jamaica(b)	8.00%	3/15/2039		1,110	1,330,612
Total					3,639,416

Nigeria 0.08%

Republic of Nigeria†(b)	6.50%	11/28/2027		857	870,223

Paraguay 0.07%

Republic of Paraguay†(b)	5.60%	3/13/2048		807	823,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Senegal 0.24%

Republic of Senegal†(b)	6.25%	5/23/2033		$1,661	$1,641,068
Republic of Senegal†(b)	6.75%	3/13/2048		1,188	1,166,854
Total					2,807,922

Sri Lanka 0.24%

Republic of Sri Lanka†(b)	6.20%	5/11/2027		2,794	2,755,334

United Arab Emirates 0.10%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		1,255	1,211,640

Uruguay 0.09%

Republic of Uruguay†(c)	8.50%	3/15/2028	UYU	30,282	988,242
Total Foreign Government Obligations (cost $42,227,028)					42,878,374

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.44%

Federal National Mortgage Assoc.(h) (cost $17,124,519)	3.50%	TBA		$16,600	16,624,847

HIGH YIELD CORPORATE BONDS 66.61%

Advertising 0.19%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		1,579	1,614,527
Lamar Media Corp.	5.75%	2/1/2026		566	588,640
Total					2,203,167

Aerospace/Defense 0.76%

Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024		1,704	1,767,900
Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021		1,010	1,112,262
Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025		4,079	4,206,469
Huntington Ingalls Industries, Inc.†	3.483%	12/1/2027		1,711	1,646,752
Total					8,733,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation 0.57%

Air Canada (Canada)†(b)	7.75%		4/15/2021		$1,140	$1,251,150
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(b)	4.125%		11/15/2026		852	861,527
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022		612	627,906
Azul Investments LLP†	5.875%		10/26/2024		3,049	3,010,888
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(b)	3.80%		3/20/2033		801	809,010
Total						6,560,481

Auto Parts & Equipment 0.58%

Allison Transmission, Inc.†	5.00%		10/1/2024		1,250	1,242,188
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		2,242	2,244,802
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		1,675	1,681,281
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		771	783,606
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018		795	756,244
Total						6,708,121

Automakers 0.60%

BMW US Capital LLC†	2.80%		4/11/2026		1,199	1,143,243
Tesla, Inc.†	5.30%		8/15/2025		6,615	5,796,394
Total						6,939,637

Banking 8.01%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025		2,651	2,720,960
Akbank Turk AS (Turkey)†(b)	6.797%	#(i)	4/27/2028		2,015	1,999,317
Ally Financial, Inc.	8.00%		11/1/2031		1,387	1,699,075
American Express Co.	3.40%		2/27/2023		1,891	1,888,859
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%		7/28/2021		1,510	1,456,119
Associated Banc-Corp.	4.25%		1/15/2025		1,000	1,015,524
Astoria Financial Corp.	3.50%		6/8/2020		1,393	1,387,739
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%)	#	—	(j)	1,415	1,506,975
Banco de Bogota SA (Colombia)†(b)	6.25%		5/12/2026		1,200	1,264,212
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%(5 Yr Treasury Note CMT + 7.16%)	#	7/19/2026		1,000	1,085,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Banco do Brasil SA†	6.25%(10 Yr Treasury Note CMT + 4.40%)	#	—	(j)	$1,983	$1,811,966
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury Note CMT + 5.35%)	#	—	(j)	1,077	1,151,044
Banco Safra SA†	4.125%		2/8/2023		2,467	2,414,453
Banistmo SA (Panama)†(b)	3.65%		9/19/2022		1,390	1,336,138
Bank of America Corp.	4.45%		3/3/2026		2,201	2,250,835
Bank of Montreal (Canada)(b)	3.803%(5 Yr Swap rate + 1.43%)	#(i)	12/15/2032		1,720	1,631,626
BankUnited, Inc.	4.875%		11/17/2025		2,525	2,601,264
BNP Paribas SA (France)†(b)	6.75%(5 Yr Swap rate + 4.92%)	#	—	(j)	1,317	1,384,496
CIT Group, Inc.	5.25%		3/7/2025		603	618,871
CIT Group, Inc.	6.125%		3/9/2028		503	523,120
Citigroup, Inc.	4.45%		9/29/2027		1,473	1,491,152
Citizens Bank NA/RI	3.70%		3/29/2023		1,593	1,600,691
Citizens Financial Group, Inc.	4.35%		8/1/2025		831	839,922
Comerica, Inc.	3.80%		7/22/2026		1,258	1,237,903
Commonwealth Bank of Australia (Australia)†(b)	4.316%		1/10/2048		1,171	1,150,966
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		973	984,638
Compass Bank	3.875%		4/10/2025		2,353	2,304,468
Credit Suisse Group AG (Switzerland)†(b)	7.50%(5 Yr Swap rate + 4.60%)	#	—	(j)	1,075	1,166,484
Fifth Third Bancorp	8.25%		3/1/2038		1,708	2,455,102
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,465,096
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		2,100	2,631,908
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%)	#	4/15/2027		2,396	2,488,096
Huntington Bancshares, Inc.	5.70%	#(i)	—	(j)	1,217	1,225,367
Intesa Sanpaolo SpA (Italy)†(b)	4.375%		1/12/2048		836	778,776
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		3,212	3,226,714
Intesa Sanpaolo SpA (Italy)†(b)	7.70%(5 Yr Swap rate + 5.46%)	#	—	(j)	1,517	1,596,643
Itau Unibanco Holding SA†	6.125%(BADLAR + 3.98%)	#	—	(j)	1,767	1,733,869
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028		1,306	1,276,770
JPMorgan Chase & Co.	3.90%		7/15/2025		1,150	1,159,771
JPMorgan Chase & Co.	6.75%(3 Mo. LIBOR + 3.78%)	#	—	(j)	1,688	1,843,718
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020		388	414,106
Lloyds Banking Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 4.76%)	#	—	(j)	1,519	1,650,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%)	#	—	(j)	$1,794	$1,755,878
Manufacturers & Traders Trust Co.	3.40%		8/17/2027		526	511,613
Morgan Stanley	3.125%		7/27/2026		2,144	2,029,854
Morgan Stanley	3.625%		1/20/2027		2,026	1,983,998
Morgan Stanley	4.00%		7/23/2025		937	945,600
National Savings Bank (Sri Lanka)†(b)	5.15%		9/10/2019		950	951,520
People’s United Bank NA	4.00%		7/15/2024		1,100	1,110,365
Popular, Inc.	7.00%		7/1/2019		1,625	1,665,625
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%		5/28/2024		584	594,609
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%		6/10/2023		1,517	1,611,734
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022		506	537,360
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 5.80%)	#	—	(j)	2,235	2,329,988
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%(5 Yr Swap rate + 7.60%)	#	—	(j)	1,071	1,166,051
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(b)	5.875%		6/24/2020		603	635,295
SVB Financial Group	3.50%		1/29/2025		999	977,086
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.205%)	#	9/15/2031		750	719,260
Turkiye Garanti Bankasi AS (Turkey)†(b)	5.25%		9/13/2022		1,150	1,143,967
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023		1,758	1,715,400
UBS AG	7.625%		8/17/2022		606	681,750
UBS Group AG (Switzerland)(b)	7.00%(5 Yr Swap rate + 4.87%)	#	—	(j)	1,000	1,078,125
UniCredit SpA (Italy)(b)	6.375%(5 Yr Swap rate + 5.51%)	#	5/2/2023		1,149	1,152,621
Washington Mutual Bank(k)	6.875%		6/15/2011		1,250	125	(l)
Zenith Bank plc (Nigeria)†(b)	7.375%		5/30/2022		900	930,681
Total						92,698,972

Beverages 0.78%

Anheuser-Busch InBev Worldwide, Inc.(m)	4.60%		4/15/2048		1,373	1,421,162
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,559,699
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025		1,438	1,421,917
Brown-Forman Corp.	3.50%		4/15/2025		797	800,939
Brown-Forman Corp.	4.50%		7/15/2045		1,572	1,709,835
PepsiCo, Inc.	3.60%		3/1/2024		1,653	1,691,236
PepsiCo, Inc.	4.25%		10/22/2044		419	433,150
Total						9,037,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.21%

E*TRADE Financial Corp.	3.80%	8/24/2027	$1,167	$1,134,557
Freedom Mortgage Corp.†	8.125%	11/15/2024	1,255	1,289,513
Total				2,424,070

Building & Construction 1.17%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	1,087	1,065,260
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	1,023	1,030,672
Beazer Homes USA, Inc.	6.75%	3/15/2025	646	642,770
Boral Finance Pty Ltd. (Australia)†(b)	3.75%	5/1/2028	1,306	1,262,451
ITR Concession Co. LLC†	5.183%	7/15/2035	785	785,201
Lennar Corp.	4.75%	5/30/2025	518	512,173
Lennar Corp.	4.75%	11/15/2022	1,304	1,317,040
PulteGroup, Inc.	5.00%	1/15/2027	1,959	1,911,886
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,362,500
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	92	93,495
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,043,750
William Lyon Homes, Inc.	5.875%	1/31/2025	1,500	1,460,625
Total				13,487,823

Building Materials 0.86%

Builders FirstSource, Inc.†	5.625%	9/1/2024	752	758,580
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,271,670
Lennox International, Inc.	3.00%	11/15/2023	1,081	1,054,222
Owens Corning	4.30%	7/15/2047	1,763	1,614,115
Owens Corning	4.40%	1/30/2048	2,062	1,908,360
Standard Industries, Inc.†	5.375%	11/15/2024	934	950,345
Standard Industries, Inc.†	6.00%	10/15/2025	1,786	1,839,580
U.S. Concrete, Inc.	6.375%	6/1/2024	552	575,460
Total				9,972,332

Cable & Satellite Television 1.20%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,649,138
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	2,158	2,152,626
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,820,700
CSC Holdings LLC†	10.875%	10/15/2025	2,147	2,528,071
DISH DBS Corp.	7.75%	7/1/2026	1,932	1,825,740
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,871,130
Ziggo Secured Finance BV (Netherlands)†(b)	5.50%	1/15/2027	1,122	1,057,160
Total				13,904,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Chemicals 1.35%

CF Industries, Inc.†	4.50%		12/1/2026		$1,640	$1,666,078
Chemours Co. (The)	5.375%		5/15/2027		647	650,235
Chemours Co. (The)	7.00%		5/15/2025		1,380	1,497,300
GCP Applied Technologies, Inc.†	9.50%		2/1/2023		459	507,034
Halcyon Agri Corp. Ltd. (Singapore)(b)	4.50%(2 Yr Treasury Note CMT + 8.31%)	#	—	(j)	558	546,653
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%		4/15/2023		1,025	1,142,875
Olin Corp.	5.125%		9/15/2027		1,992	1,969,590
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%		4/24/2023		2,950	2,897,761
TPC Group, Inc.†	8.75%		12/15/2020		1,133	1,143,990
Tronox Finance LLC†	7.50%		3/15/2022		1,272	1,320,485
Westlake Chemical Corp.	3.60%		8/15/2026		1,108	1,071,232
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%		1/19/2023		1,198	1,181,249
Total						15,594,482

Consumer/Commercial/Lease Financing 0.99%
Hunt Cos, Inc.†	6.25%		2/15/2026		1,120	1,084,014
Navient Corp.	5.00%		10/26/2020		964	972,435
Navient Corp.	6.125%		3/25/2024		3,319	3,323,149
Navient Corp.	6.75%		6/25/2025		2,669	2,712,371
Quicken Loans, Inc.†	5.25%		1/15/2028		3,532	3,311,250
Total						11,403,219

Department Stores 0.24%

Kohl’s Corp.	5.55%		7/17/2045		2,288	2,222,422
Nordstrom, Inc.	5.00%		1/15/2044		635	597,770
Total						2,820,192

Discount Stores 0.58%

Amazon.com, Inc.†	4.25%		8/22/2057		2,075	2,075,060
Amazon.com, Inc.	4.80%		12/5/2034		3,679	4,082,042
Amazon.com, Inc.	5.20%		12/3/2025		546	609,109
Total						6,766,211

Diversified Capital Goods 0.86%

BCD Acquisition, Inc.†	9.625%		9/15/2023		1,028	1,115,380
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%		11/15/2035		2,391	2,333,261
Griffon Corp.	5.25%		3/1/2022		1,163	1,172,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%		5/27/2025	$1,235	$1,215,382
SPX FLOW, Inc.†	5.625%		8/15/2024	873	892,643
SPX FLOW, Inc.†	5.875%		8/15/2026	1,465	1,512,613
Valmont Industries, Inc.	5.25%		10/1/2054	1,720	1,722,783
Total					9,964,133

Electric: Distribution/Transportation 0.09%

Oklahoma Gas & Electric Co.	4.15%		4/1/2047	960	997,880

Electric: Generation 1.28%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(b)	5.95%		12/15/2039	1,386	1,431,306
Calpine Corp.	5.75%		1/15/2025	3,034	2,783,695
Dynegy, Inc.†	8.125%		1/30/2026	1,517	1,680,077
Infraestructura Energetica Nova SAB de CV (Mexico)†(b)	4.875%		1/14/2048	1,216	1,136,960
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	2,170	2,095,224
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025	1,763	1,943,755
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(b)	6.875%		2/1/2025	1,206	1,193,940
Talen Energy Supply LLC	4.60%		12/15/2021	1,287	1,119,690
TerraForm Power Operating LLC†	5.00%		1/31/2028	1,486	1,415,415
Total					14,800,062

Electric: Integrated 2.26%

Aegea Finance Sarl (Brazil)†(b)	5.75%		10/10/2024	1,132	1,126,340
Arizona Public Service Co.	2.95%		9/15/2027	1,333	1,270,749
Edison International	4.125%		3/15/2028	1,641	1,653,649
El Paso Electric Co.	5.00%		12/1/2044	1,953	2,072,065
Emera, Inc. (Canada)(b)	6.75%(3 Mo. LIBOR + 5.44%)	#	6/15/2076	916	993,860
Entergy Arkansas, Inc.	4.95%		12/15/2044	1,909	1,957,336
Entergy Louisiana LLC	4.00%		3/15/2033	958	977,596
Entergy Mississippi, Inc.	2.85%		6/1/2028	625	583,817
Eskom Holdings SOC Ltd. (South Africa)†(b)	5.75%		1/26/2021	690	685,206
Eskom Holdings SOC Ltd. (South Africa)†(b)	6.75%		8/6/2023	1,687	1,711,099
Indianapolis Power & Light Co.†	4.05%		5/1/2046	2,203	2,162,792
Louisville Gas & Electric Co.	4.375%		10/1/2045	1,017	1,072,573
Monongahela Power Co.†	3.55%		5/15/2027	942	936,853
NRG Energy, Inc.†	5.75%		1/15/2028	2,930	2,871,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Ohio Power Co.	4.15%	4/1/2048	$2,395	$2,442,474
Puget Sound Energy, Inc.	7.02%	12/1/2027	314	391,482
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,070,064
Southern California Edison Co.	3.90%	3/15/2043	1,000	989,025
Southern California Edison Co.	4.00%	4/1/2047	1,237	1,234,123
Total				26,202,503

Electronics 1.32%

Applied Materials, Inc.	4.35%	4/1/2047	2,370	2,522,223
Corning, Inc.	4.375%	11/15/2057	2,162	1,995,893
Nokia OYJ (Finland)(b)	4.375%	6/12/2027	928	873,480
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,771,534
Qorvo, Inc.	7.00%	12/1/2025	2,349	2,562,360
Trimble, Inc.	4.75%	12/1/2024	3,132	3,265,287
Xilinx, Inc.	2.95%	6/1/2024	1,345	1,291,089
Total				15,281,866

Energy: Exploration & Production 4.52%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	1,563	1,635,289
Anadarko Petroleum Corp.	6.60%	3/15/2046	2,406	3,031,016
Bill Barrett Corp.	7.00%	10/15/2022	1,042	1,052,420
Bill Barrett Corp.	8.75%	6/15/2025	548	594,580
California Resources Corp.†	8.00%	12/15/2022	2,197	1,732,884
Canadian Natural Resources Ltd. (Canada)(b)	3.85%	6/1/2027	1,976	1,934,687
Centennial Resource Production LLC†	5.375%	1/15/2026	1,155	1,136,231
CNX Resources Corp.	8.00%	4/1/2023	1,091	1,157,142
CNX Resources Corp.	5.875%	4/15/2022	740	746,475
Concho Resources, Inc.	3.75%	10/1/2027	2,343	2,293,902
Continental Resources, Inc.	3.80%	6/1/2024	2,737	2,644,626
Continental Resources, Inc.†	4.375%	1/15/2028	827	807,359
Continental Resources, Inc.	4.50%	4/15/2023	2,919	2,959,136
Eclipse Resources Corp.	8.875%	7/15/2023	1,297	1,230,529
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	849	846,878
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	1,138	1,149,380
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	949	638,203
Gulfport Energy Corp.	6.00%	10/15/2024	259	247,021
Gulfport Energy Corp.	6.375%	5/15/2025	327	315,964
Gulfport Energy Corp.	6.375%	1/15/2026	658	626,745
Halcon Resources Corp.	6.75%	2/15/2025	1,097	1,083,287
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,201	1,188,990
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	776	772,120
Indigo Natural Resources LLC†	6.875%	2/15/2026	1,192	1,129,420
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	1,853	1,676,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Kosmos Energy Ltd.†	7.875%	8/1/2021	$1,175	$1,201,437
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	1,210	1,178,237
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	1,291	1,071,530
Murphy Oil Corp.	6.875%	8/15/2024	517	540,265
Newfield Exploration Co.	5.625%	7/1/2024	3,041	3,223,460
Range Resources Corp.	4.875%	5/15/2025	954	889,605
Sanchez Energy Corp.	6.125%	1/15/2023	2,564	1,882,937
SM Energy Co.	6.50%	1/1/2023	1,300	1,300,000
Southwestern Energy Co.	7.75%	10/1/2027	658	672,805
SRC Energy, Inc.†	6.25%	12/1/2025	1,455	1,465,912
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,818,667
Ultra Resources, Inc.†	7.125%	4/15/2025	918	756,203
WPX Energy, Inc.	6.00%	1/15/2022	1,242	1,282,365
YPF SA (Argentina)†(b)	6.95%	7/21/2027	1,361	1,369,983
YPF SA (Argentina)†(b)	7.00%	12/15/2047	1,180	1,060,820
Total				52,345,475

Food & Drug Retailers 0.20%

Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625%	6/15/2024	1,228	1,106,735
Ingles Markets, Inc.	5.75%	6/15/2023	1,158	1,163,443
Total				2,270,178

Food: Wholesale 1.38%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	890	918,925
B&G Foods, Inc.	5.25%	4/1/2025	1,260	1,176,525
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,356,280
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	1,664	1,772,493
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	1,165	1,140,593
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	1,645	1,581,256
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022	1,185	1,278,887
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,294,129
McCormick & Co., Inc.	4.20%	8/15/2047	613	606,780
MHP Lux SA (Luxembourg)†(b)(m)	6.95%	4/3/2026	912	911,818
MHP SE (Ukraine)†(b)	7.75%	5/10/2024	1,597	1,686,256
Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028	1,190	1,197,043
Simmons Foods, Inc.†	5.75%	11/1/2024	1,095	995,081
Total				15,916,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Foreign Sovereign 0.14%

Instituto Costarricense de Electricidad (Costa Rica)†(b)	6.375%	5/15/2043	$1,801	$1,597,307

Forestry/Paper 0.54%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	1,991	2,105,482
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,145	1,127,825
Rayonier, Inc.	3.75%	4/1/2022	1,262	1,264,627
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	1,051	1,106,283
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%	10/15/2024	600	595,917
Total				6,200,134

Gaming 1.58%

Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	2,286	2,197,257
Eldorado Resorts, Inc.	6.00%	4/1/2025	552	563,040
Everi Payments, Inc.†	7.50%	12/15/2025	1,494	1,520,145
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	716,320
International Game Technology plc†	6.50%	2/15/2025	593	638,216
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	1,033	1,097,563
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	544	563,040
MGM Resorts International	6.00%	3/15/2023	3,631	3,821,627
MGM Resorts International	7.75%	3/15/2022	416	464,360
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	1,695	1,692,881
Penn National Gaming, Inc.†	5.625%	1/15/2027	1,226	1,180,025
River Rock Entertainment Authority(k)	9.00%	11/1/2018	420	114,450
Scientific Games International, Inc.	10.00%	12/1/2022	1,460	1,577,713
Station Casinos LLC†	5.00%	10/1/2025	1,110	1,057,275
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	1,134	1,114,155
Total				18,318,067

Gas Distribution 1.45%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	1,057	1,080,783
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	1,518	1,512,307
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,059	1,111,950
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	1,017	1,128,870
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	1,175	1,179,100
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,895	1,967,364
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,498,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	$1,419	$1,465,118
NGPL PipeCo LLC†	4.875%	8/15/2027	1,427	1,410,946
Rockies Express Pipeline LLC†	5.625%	4/15/2020	700	728,007
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,360	1,575,397
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,165,038
Williams Cos., Inc. (The)	3.70%	1/15/2023	543	530,783
Williams Cos., Inc. (The)	4.55%	6/24/2024	457	462,470
Total				16,816,756

Health Facilities 2.37%

Ascension Health	3.945%	11/15/2046	1,017	1,032,899
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,349	2,125,845
Dignity Health	3.812%	11/1/2024	675	681,193
HCA, Inc.	5.25%	6/15/2026	763	774,826
HCA, Inc.	5.25%	4/15/2025	1,612	1,651,816
HCA, Inc.	5.50%	6/15/2047	2,949	2,856,844
HCA, Inc.	5.875%	3/15/2022	1,715	1,811,469
HCA, Inc.	7.05%	12/1/2027	390	414,375
HCA, Inc.	7.50%	2/15/2022	2,467	2,716,784
HCA, Inc.	7.58%	9/15/2025	552	607,890
HCA, Inc.	7.69%	6/15/2025	1,240	1,373,300
HCA, Inc.	8.36%	4/15/2024	261	299,497
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,190	1,264,375
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	2,478	2,585,140
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,756,505
NVA Holdings, Inc.†	6.875%	4/1/2026	819	827,190
NYU Hospitals Center	4.368%	7/1/2047	1,191	1,243,094
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,080,530
Tenet Healthcare Corp.†	4.625%	7/15/2024	646	623,390
Tenet Healthcare Corp.†	5.125%	5/1/2025	1,720	1,659,800
Total				27,386,762

Health Services 0.88%

ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	1,405	1,324,212
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	596	636,230
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,109	1,124,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

MPH Acquisition Holdings LLC†	7.125%		6/1/2024	$1,034	$1,070,190
Polaris Intermediate Corp. PIK 8.5%†	8.50%		12/1/2022	1,603	1,639,084
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%		1/17/2028	1,806	1,719,086
Team Health Holdings, Inc.†	6.375%		2/1/2025	918	791,867
West Street Merger Sub, Inc.†	6.375%		9/1/2025	2,006	1,920,745
Total					10,225,663

Hotels 0.30%

ESH Hospitality, Inc.†	5.25%		5/1/2025	1,095	1,067,954
Hilton Domestic Operating Co., Inc.	4.25%		9/1/2024	1,254	1,219,515
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125%		12/1/2024	1,070	1,140,887
Total					3,428,356

Insurance Brokerage 0.29%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	1,639	1,692,267
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)	#	11/1/2057	1,750	1,682,188
Total					3,374,455

Insurance-Reinsurance 0.15%

Berkshire Hathaway, Inc.	2.75%		3/15/2023	907	892,499
Berkshire Hathaway, Inc.	3.125%		3/15/2026	907	884,416
Total					1,776,915

Integrated Energy 1.02%

Cenovus Energy, Inc. (Canada)(b)	6.75%		11/15/2039	1,460	1,684,819
Exxon Mobil Corp.	3.043%		3/1/2026	2,101	2,060,968
Petrobras Global Finance BV (Netherlands)(b)	5.625%		5/20/2043	3,405	2,983,631
Petrobras Global Finance BV (Netherlands)(b)	7.375%		1/17/2027	1,200	1,301,400
Petroleos Mexicanos (Mexico)(b)	5.50%		6/27/2044	1,275	1,138,575
Shell International Finance BV (Netherlands)(b)	6.375%		12/15/2038	1,973	2,621,378
Total					11,790,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 1.47%

BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	$1,571	$1,578,640
Cboe Global Markets, Inc.	3.65%	1/12/2027	874	852,906
FMR LLC†	5.35%	11/15/2021	800	860,201
Moody’s Corp.†	3.25%	1/15/2028	2,326	2,217,126
MSCI, Inc.†	5.75%	8/15/2025	1,338	1,404,499
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,938	1,968,806
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,097	3,960,027
S&P Global, Inc.	6.55%	11/15/2037	1,391	1,833,596
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	1,100	1,123,375
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	1,087	1,150,861
Total				16,950,037

Life Insurance 0.71%

Lincoln National Corp.	3.625%	12/12/2026	1,176	1,151,719
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	2,206	2,080,176
Nuveen Finance LLC†	4.125%	11/1/2024	1,453	1,480,825
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	1,889	1,890,523
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,570,406
Total				8,173,649

Machinery 0.22%

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(b)	7.75%	4/15/2026	1,598	1,597,001
Xylem, Inc.	3.25%	11/1/2026	1,004	974,182
Total				2,571,183

Managed Care 0.85%

Anthem, Inc.	3.65%	12/1/2027	1,434	1,388,205
Centene Corp.	4.75%	1/15/2025	1,797	1,756,567
Centene Corp.	6.125%	2/15/2024	2,044	2,132,301
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,648	1,699,838
WellCare Health Plans, Inc.	5.25%	4/1/2025	2,829	2,846,681
Total				9,823,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 1.32%

Activision Blizzard, Inc.	3.40%	9/15/2026	$1,101	$1,077,298
AMC Networks, Inc.	4.75%	8/1/2025	1,741	1,682,032
Gray Television, Inc.†	5.125%	10/15/2024	211	204,670
Gray Television, Inc.†	5.875%	7/15/2026	938	914,550
iHeartCommunications, Inc.(k)	9.00%	3/1/2021	3,492	2,773,957
Netflix, Inc.	4.375%	11/15/2026	1,716	1,630,200
Netflix, Inc.†	4.875%	4/15/2028	1,307	1,258,445
Netflix, Inc.	5.875%	2/15/2025	2,107	2,212,350
Sirius XM Radio, Inc.†	5.00%	8/1/2027	1,192	1,126,440
Sirius XM Radio, Inc.†	6.00%	7/15/2024	1,075	1,109,938
Viacom, Inc.	6.875%	4/30/2036	1,122	1,335,875
Total				15,325,755

Media: Diversified 0.28%

21st Century Fox America, Inc.	4.75%	11/15/2046	155	168,539
21st Century Fox America, Inc.	7.75%	12/1/2045	2,032	3,060,864
Total				3,229,403

Medical Products 0.59%

Boston Scientific Corp.	7.00%	11/15/2035	935	1,191,869
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	1,613	1,684,625
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	2,325	2,278,500
Stryker Corp.	4.625%	3/15/2046	644	689,252
Teleflex, Inc.	4.625%	11/15/2027	641	619,373
Teleflex, Inc.	4.875%	6/1/2026	383	381,085
Total				6,844,704

Metals/Mining (Excluding Steel) 4.17%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	2,477	2,662,775
Aleris International, Inc.†	9.50%	4/1/2021	1,184	1,235,800
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	1,363	1,436,261
Anglo American Capital plc (United Kingdom)†(b)	3.75%	4/10/2022	1,482	1,478,624
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022	539	546,542
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	2,386	2,415,745
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	1,958	1,877,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	8/1/2047	$910	$921,266
Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(b)	6.00%	12/11/2022	465	498,403
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(b)	8.00%	12/11/2022	1,199	1,179,003
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	3/1/2026	1,028	979,170
Freeport-McMoRan, Inc.	3.55%	3/1/2022	3,670	3,559,900
Freeport-McMoRan, Inc.	3.875%	3/15/2023	4,941	4,787,335
Glencore Funding LLC†	4.00%	3/27/2027	1,958	1,892,467
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	686	722,015
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	1,039	1,083,158
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,037	959,225
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	1,732	1,638,844
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	1,408	1,406,254
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	1,175	1,225,055
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	1,322	1,424,455
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	15	2
New Gold, Inc. (Canada)†(b)	6.375%	5/15/2025	481	493,025
Novelis Corp.†	5.875%	9/30/2026	1,000	987,500
Novelis Corp.†	6.25%	8/15/2024	974	1,000,785
Peabody Energy Corp.†	6.00%	3/31/2022	1,099	1,125,101
Peabody Energy Corp.†	6.375%	3/31/2025	2,810	2,925,912
Peabody Energy Corp.(k)	10.00%	3/15/2022	1,310	131
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	2,127	2,254,620
Samarco Mineracao SA (Brazil)†(b)(k)	4.125%	11/1/2022	1,620	1,203,676
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	1,169	1,301,915
Vedanta Resources plc (India)†(b)	6.125%	8/9/2024	2,272	2,225,744
Warrior Met Coal, Inc.†	8.00%	11/1/2024	807	823,140
Total				48,271,080

Monoline Insurance 0.35%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	2,449	2,357,163
Fidelity National Financial, Inc.	5.50%	9/1/2022	406	438,676
MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,267,210
Total				4,063,049

Multi-Line Insurance 0.14%

American International Group, Inc.	4.70%	7/10/2035	1,576	1,630,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.12%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$1,368	$1,347,484

Oil Field Equipment & Services 1.49%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	2,329	2,267,922
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	1,407	1,424,587
Ensco plc (United Kingdom)(b)	4.50%	10/1/2024	1,453	1,173,298
Ensco plc (United Kingdom)(b)	5.20%	3/15/2025	1,538	1,259,238
Forum Energy Technologies, Inc.	6.25%	10/1/2021	1,300	1,293,500
National Oilwell Varco, Inc.	3.95%	12/1/2042	2,014	1,777,102
Noble Holding International Ltd.†	7.875%	2/1/2026	1,191	1,174,624
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	1,804	1,700,270
Rowan Cos., Inc.	4.75%	1/15/2024	1,158	969,825
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	921	981,696
Transocean Proteus Ltd.†	6.25%	12/1/2024	899	918,206
Transocean, Inc.†	7.50%	1/15/2026	1,144	1,129,700
Unit Corp.	6.625%	5/15/2021	1,136	1,141,680
Total				17,211,648

Oil Refining & Marketing 0.42%

Citgo Holding, Inc.†	10.75%	2/15/2020	1,985	2,111,544
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	1,051	1,064,663
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(b)	4.50%	10/18/2024	1,768	1,690,632
Total				4,866,839

Packaging 0.89%

BWAY Holding Co.†	7.25%	4/15/2025	3,579	3,659,527
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,450,400
Pactiv LLC	7.95%	12/15/2025	1,152	1,287,360
Plastipak Holdings, Inc.†	6.25%	10/15/2025	1,594	1,597,985
Sealed Air Corp.†	6.875%	7/15/2033	1,850	2,062,750
Trident Merger Sub, Inc.†	6.625%	11/1/2025	190	185,725
Total				10,243,747

Personal & Household Products 0.68%

FGI Operating Co. LLC/FGI Finance, Inc.(k)	7.875%	5/1/2020	1,582	419,230
Gibson Brands, Inc.†	8.875%	8/1/2018	1,725	1,380,000
Mattel, Inc.	2.35%	8/15/2021	2,885	2,560,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Mattel, Inc.†	6.75%	12/31/2025	$839	$822,388
Natura Cosmeticos SA (Brazil)†(b)	5.375%	2/1/2023	1,741	1,744,917
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	912,411
Total				7,839,384

Pharmaceuticals 1.19%

Johnson & Johnson	2.90%	1/15/2028	3,018	2,902,160
Mylan NV	5.25%	6/15/2046	1,665	1,701,545
Pfizer, Inc.	5.60%	9/15/2040	1,578	1,930,199
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	4,365	4,184,944
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	1,332	1,393,605
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	810	819,112
Zoetis, Inc.	3.95%	9/12/2047	889	856,778
Total				13,788,343

Printing & Publishing 0.15%

Meredith Corp.†	6.875%	2/1/2026	1,710	1,759,162

Property & Casualty 0.31%

Allstate Corp. (The)	4.20%	12/15/2046	1,244	1,262,881
Arch Capital Finance LLC	4.011%	12/15/2026	1,507	1,518,151
Chubb INA Holdings, Inc.	3.35%	5/3/2026	876	861,985
Total				3,643,017

Rail 0.34%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,633,892
Rumo Luxembourg Sarl (Luxembourg)†(b)	5.875%	1/18/2025	557	551,082
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	1,659	1,779,609
Total				3,964,583

Real Estate Development & Management 0.26%

China Evergrande Group (China)(b)	8.75%	6/28/2025	224	223,675
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	1,276	1,242,744
Kaisa Group Holdings Ltd. (China)(b)	9.375%	6/30/2024	1,663	1,552,843
Total				3,019,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.46%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	$1,627	$1,591,029
American Homes 4 Rent LP	4.25%	2/15/2028	1,912	1,876,057
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,134,920
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	739,993
Total				5,341,999

Real Estate Management & Development 0.18%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,039	2,052,771

Recreation & Travel 0.76%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	659	654,058
LTF Merger Sub, Inc.†	8.50%	6/15/2023	591	621,289
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,186	1,138,403
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,950	3,633,059
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,686,187
Viking Cruises Ltd.†	5.875%	9/15/2027	1,144	1,086,800
Total				8,819,796

Reinsurance 0.04%

Transatlantic Holdings, Inc.	8.00%	11/30/2039	327	452,522

Restaurants 0.31%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	1,199	1,212,189
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	762	736,283
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,603,962
Total				3,552,434

Software/Services 2.44%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	1,150	1,147,763
Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047	1,626	1,560,842
Autodesk, Inc.	3.50%	6/15/2027	2,446	2,337,893
Citrix Systems, Inc.	4.50%	12/1/2027	1,722	1,705,604
First Data Corp.†	5.75%	1/15/2024	2,563	2,588,630
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	693	712,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Match Group, Inc.†	5.00%	12/15/2027	$1,858	$1,834,775
Microsoft Corp.	3.125%	11/3/2025	2,817	2,783,345
Microsoft Corp.	3.30%	2/6/2027	2,122	2,107,659
Oracle Corp.	2.95%	5/15/2025	2,565	2,484,836
Rackspace Hosting, Inc.†	8.625%	11/15/2024	1,065	1,054,350
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,010	1,128,675
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	700	738,500
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	1,766	1,692,312
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038	1,651	1,569,024
VeriSign, Inc.	4.75%	7/15/2027	750	721,875
VeriSign, Inc.	5.25%	4/1/2025	1,593	1,624,860
Visa, Inc.	3.15%	12/14/2025	477	468,039
Total				28,261,906

Specialty Retail 0.84%

Brookstone Holdings Corp. PIK 10.00%	10.00%	7/7/2021	47	3,264	(a)
Claire’s Stores, Inc.†(k)	9.00%	3/15/2019	1,464	852,780
Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021	1,192	1,151,830
Hot Topic, Inc.†	9.25%	6/15/2021	1,564	1,556,180
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,475	1,486,062
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	866	552,075
PetSmart, Inc.†	5.875%	6/1/2025	129	93,848
Rent-A-Center, Inc.	4.75%	5/1/2021	765	680,850
Tapestry, Inc.	4.125%	7/15/2027	1,682	1,648,677
Tiffany & Co.	4.90%	10/1/2044	1,133	1,111,464
Under Armour, Inc.	3.25%	6/15/2026	627	553,510
VF Corp.	6.00%	10/15/2033	23	27,637
Total				9,718,177

Steel Producers/Products 0.38%

Allegheny Technologies, Inc.	5.95%	1/15/2021	235	240,875
Allegheny Technologies, Inc.	7.875%	8/15/2023	849	926,471
ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	1,113	1,215,953
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	815	900,575
Steel Dynamics, Inc.	4.125%	9/15/2025	604	578,330
Steel Dynamics, Inc.	5.00%	12/15/2026	502	503,255
Total				4,365,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 2.67%

AECOM	5.125%	3/15/2027	$1,418	$1,373,687
AECOM	5.875%	10/15/2024	999	1,050,199
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,190	1,163,225
Ashtead Capital, Inc.†	4.375%	8/15/2027	1,393	1,326,833
BakerCorp International, Inc.	8.25%	6/1/2019	622	606,450
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	1,040	1,117,667
Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,787	1,871,882
Brink’s Co. (The)†	4.625%	10/15/2027	1,766	1,642,380
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,198,715
Cloud Crane LLC†	10.125%	8/1/2024	990	1,098,900
Garda World Security Corp. (Canada)†(b)	8.75%	5/15/2025	1,514	1,589,700
H&E Equipment Services, Inc.	5.625%	9/1/2025	1,122	1,134,623
IHS Markit Ltd. (United kingdom)†(b)	4.00%	3/1/2026	1,823	1,759,195
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,323,968
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	2,449	2,436,907
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,280,446
Monitronics International, Inc.	9.125%	4/1/2020	1,185	914,465
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	1,298	1,409,952
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	1,130	1,132,825
United Rentals North America, Inc.	4.625%	10/15/2025	1,138	1,109,550
United Rentals North America, Inc.	4.875%	1/15/2028	1,328	1,284,840
United Rentals North America, Inc.	5.875%	9/15/2026	755	788,031
Weight Watchers International, Inc.†	8.625%	12/1/2025	2,134	2,278,045
Total				30,892,485

Technology Hardware & Equipment 0.83%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,493,115
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	2,552	2,751,138
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	2,055	2,195,703
HP, Inc.	6.00%	9/15/2041	1,212	1,294,488
Western Digital Corp.	4.75%	2/15/2026	1,913	1,912,378
Total				9,646,822

Telecommunications: Satellite 0.39%

Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	1,225	946,312
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	10/15/2020	1,719	1,598,670
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	2,183	1,986,530
Total				4,531,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 0.70%

GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	$1,939	$2,112,890
T-Mobile USA, Inc.	6.375%	3/1/2025	2,386	2,499,335
T-Mobile USA, Inc.	6.50%	1/15/2026	3,228	3,437,820
Total				8,050,045

Telecommunications: Wireline Integrated & Services 1.32%
Equinix, Inc.	5.875%	1/15/2026	3,121	3,261,445
Frontier Communications Corp.	6.875%	1/15/2025	2,802	1,670,692
Frontier Communications Corp.†	8.50%	4/1/2026	1,206	1,172,835
Frontier Communications Corp.	11.00%	9/15/2025	1,580	1,191,913
GCI, Inc.	6.875%	4/15/2025	1,230	1,294,575
Motorola Solutions, Inc.	4.60%	2/23/2028	1,213	1,222,531
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	1,578	1,499,100
West Corp.†	8.50%	10/15/2025	1,201	1,167,973
Wind Tre SpA (Italy)†(b)	5.00%	1/20/2026	1,934	1,653,067
WTT Investment Ltd. (Hong Kong)†(b)	5.50%	11/21/2022	1,168	1,143,958
Total				15,278,089

Transportation: Infrastructure/Services 0.52%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	1,200	1,303,500
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030	1,418	1,506,285
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000	1,077,500
Delhi International Airport Ltd. (India)†(b)	6.125%	10/31/2026	906	911,944
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	1,030	1,254,308
Total				6,053,537

Trucking & Delivery 0.10%

XPO CNW, Inc.	6.70%	5/1/2034	1,155	1,209,863
Total High Yield Corporate Bonds (cost $771,581,482)				770,742,030

MUNICIPAL BONDS 3.93%

Air Transportation 0.08%

Miami Dade Cnty, FL	3.982%	10/1/2041	970	974,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Education 1.02%

California St Univ	3.899%	11/1/2047	$2,675	$2,728,339
Ohio Univ	5.59%	12/1/2114	1,000	1,173,770
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	6,640	6,473,602
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,377,000
Total				11,752,711

General Obligation 1.34%

California	7.55%	4/1/2039	1,000	1,526,500
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,322,240
Chicago, IL	5.432%	1/1/2042	2,292	2,101,833
Chicago, IL	6.314%	1/1/2044	2,167	2,185,138
District of Columbia	5.591%	12/1/2034	1,445	1,737,526
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	871,942
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,240,920
New York City	5.985%	12/1/2036	1,134	1,433,217
Ohio St Univ	4.048%	12/1/2056	676	693,866
Pennsylvania	5.45%	2/15/2030	1,336	1,546,527
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	896,878
Total				15,556,587

Government Guaranteed 0.05%

City & County of San Francisco CA	5.45%	6/15/2025	460	522,095

Lease Obligation 0.06%

Wisconsin	3.294%	5/1/2037	790	720,109

Miscellaneous 0.45%

Dallas Convention Center Hotel Dev Corp., TX			1,210	1,616,717
Pasadena Public Fing Auth			2,445	3,537,133
Total				5,153,850

Tax Revenue 0.58%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	1,720	2,127,451
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	1,225	1,281,264
New York City Indl Dev Agy†	11.00%	3/1/2029	2,475	3,329,890
Total				6,738,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.19%

Chicago Transit Auth, IL	6.20%		12/1/2040		$330	$418,935
Port of Seattle, WA	3.571%		5/1/2032		650	641,829
Port of Seattle, WA	3.755%		5/1/2036		1,105	1,107,873
Total						2,168,637

Utilities 0.16%

San Antonio, TX	5.718%		2/1/2041		1,480	1,876,403
Total Municipal Bonds (cost $45,081,361)						45,463,993

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.38%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $4,421,064)	4.354%	#(n)	10/15/2034		4,354	4,422,979

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production

Templar Energy LLC Class A Units (cost $418,206)	Zero Coupon				42	314,865

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.74%

U.S. Treasury Inflation Indexed Note(o) (cost $8,676,305)	0.625%		1/15/2026		$8,549	8,543,166
Total Long-Term Investments (cost $1,156,103,589)						$1,170,082,834

SHORT-TERM INVESTMENTS 0.39%

FOREIGN GOVERNMENT OBLIGATION 0.18%

Uruguay

Uruguay Treasury Bill(c) (cost $2,075,041)	Zero Coupon		5/4/2018	UYU	58,901	2,061,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.21%

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $2,330,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $2,456,349; proceeds: $2,407,527 (cost $2,407,330)	$2,407	$2,407,330
Total Short-Term Investments (cost $4,482,371)		4,468,677
Total Investments in Securities 101.51% (cost $1,160,585,960)		1,174,551,511
Liabilities in Excess of Foreign Cash and Other Assets(p) (1.51%)		(17,435,331)
Net Assets 100.00%		$1,157,116,180

AUD	Australian dollar
CAD	Canadian dollar.
DOP	Dominican peso
EUR	euro
GBP	British pound.
JPY	Japanese yen.
MXN	Mexican peso.
UYU	Uruguayan Peso
ZAR	South African rand.
ADR	American Depositary Receipt.
BADLAR	Banco de la Republica Argentina
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount is less than $1,000.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 29, 2018.
(f)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

(g)	Interest rate to be determined.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security fair valued by the Pricing Committee.
(m)	Securities purchased on a when-issued basis (See Note 2(i)).
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(p)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at March 29, 2018(1):

Referenced Index*	Swap Counterparty	Fund Receives	Termination Date	Notional Amount	Notional Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)	Credit Default Swap Agreements Payable at Fair Value(5)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$2,112,000	$1,838,348	$(194,920)	$(78,731)	$(273,652)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	3,363,000	2,927,257	(310,378)	(125,366)	(435,743)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	2,278,000	1,982,840	(210,241)	(84,919)	(295,160)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	4,667,000	4,148,342	(338,921)	(179,737)	(518,658)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	851,000	756,426	(61,800)	(32,774)	(94,574)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,175,921	(259,474)	(137,605)	(397,079)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	11/17/2059	7,812,000	6,943,828	(567,314)	(300,858)	(868,172)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	838,000	743,982	(61,023)	(32,995)	(94,018)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	5,501,000	4,883,828	(400,582)	(216,590)	(617,172)
						$(2,404,653)	$(1,189,575)	$(3,594,228)

*	The Referenced Index is for Credit Default Swap on Indexes, which is comprised of a basket of commercial mortgage-backed securities (See Note 2(h)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0.Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,189,575.
(5)	Includes upfront payments received.

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 29, 2018(1):

Referenced Index	Central Clearing Party	Fund Pays	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation (Depreciation)(3)
Markit CDX. NA.EM.29(4)(5)	Credit Suisse	1.00%	6/20/2023	$40,311,000	$39,600,550	$835,662	$(125,212)
Markit CDX. NA.IG.30(4)(7)	Credit Suisse	1.00%	6/20/2023	139,604,000	(141,911,983)	(2,499,827)	191,844
						$(1,664,165)	$66,632

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 29, 2018(1):

Referenced Index	Central Clearing Party	Fund Receives	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.29(4)(6)	Credit Suisse	5.00%	12/20/2022	$21,970,000	$23,397,473	$1,492,594	$(65,121)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(h)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $191,844.Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $190,333.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets securities. (See Note 2(h)).
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(h)).
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities. (See Note 2(h)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Standard Chartered Bank	4/19/2018	336,000	$467,674	$471,707	$4,033
British pound	Buy	Standard Chartered Bank	4/19/2018	505,000	702,847	708,965	6,118
euro	Buy	Bank of America	5/16/2018	381,000	467,376	470,205	2,829
euro	Buy	State Street Bank and Trust	5/16/2018	95,000	116,591	117,243	652
Japanese yen	Buy	Goldman Sachs	4/26/2018	149,068,000	1,390,605	1,402,767	12,162
Japanese yen	Buy	State Street Bank and Trust	4/26/2018	49,389,000	463,728	464,763	1,035
British pound	Sell	State Street Bank and Trust	4/19/2018	375,000	526,496	526,459	37
euro	Sell	Citibank	5/16/2018	283,000	350,716	349,260	1,456
euro	Sell	Deutsche Bank AG	5/16/2018	9,631,000	12,001,189	11,885,955	115,234
euro	Sell	Deutsche Bank AG	5/16/2018	935,000	1,159,954	1,153,916	6,038
euro	Sell	State Street Bank and Trust	5/16/2018	158,000	195,651	194,993	658
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$150,252

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	J.P. Morgan	4/19/2018	247,000	$349,893	$346,761	$(3,132)
British pound	Buy	J.P. Morgan	4/19/2018	246,000	348,140	345,357	(2,783)
British pound	Buy	Standard Chartered Bank	4/19/2018	82,000	115,597	115,119	(478)
British pound	Buy	State Street Bank and Trust	4/19/2018	248,000	350,499	348,165	(2,334)
British pound	Buy	State Street Bank and Trust	4/19/2018	82,000	116,240	115,119	(1,121)
euro	Buy	Bank of America	5/16/2018	570,000	704,527	703,457	(1,070)
euro	Buy	J.P. Morgan	5/16/2018	188,000	232,845	232,017	(828)
euro	Buy	J.P. Morgan	5/16/2018	282,000	349,559	348,026	(1,533)
euro	Buy	State Street Bank and Trust	5/16/2018	554,000	696,107	683,711	(12,396)
euro	Buy	State Street Bank and Trust	5/16/2018	650,000	813,324	802,188	(11,136)
euro	Buy	UBS AG	5/16/2018	89,000	110,273	109,838	(435)
British pound	Sell	Barclays Bank plc	4/19/2018	331,000	464,242	464,688	(446)
British pound	Sell	State Street Bank and Trust	4/19/2018	1,890,000	2,617,031	2,653,353	(36,322)
euro	Sell	J.P. Morgan	4/23/2018	977,000	1,201,767	1,203,770	(2,003)
euro	Sell	State Street Bank and Trust	5/16/2018	952,000	1,172,179	1,174,897	(2,718)
Japanese yen	Sell	State Street Bank and Trust	4/26/2018	39,517,000	357,775	371,865	(14,090)
Japanese yen	Sell	State Street Bank and Trust	4/26/2018	754,848,000	6,947,385	7,103,310	(155,925)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(248,750)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	27	Long		$5,737,969		$5,740,453	$2,484
U.S. 5-Year Treasury Note	June 2018	1,724	Long		196,404,407		197,330,657	926,250
Unrealized Appreciation on Open Futures Contracts								$928,734

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2018	6	Short	EUR	(968,540)	EUR	(968,979)	$(8,208)
U.S. 10-Year Ultra Treasury Bond	June 2018	62	Short		$(7,939,358)		$(8,051,281)	(111,923)
Ultra Long U.S. Treasury Bond	June 2018	96	Short		(14,935,575)		(15,405,000)	(469,425)
Long U.S. Treasury Bond	June 2018	918	Short		(131,517,945)		(134,601,750)	(3,083,805)
U.S. 10-Year Treasury Note	June 2018	241	Short		(28,972,252)		(29,194,891)	(222,639)
Unrealized Depreciation on Open Futures Contracts								$(3,896,000)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$31,485,901	$—	$31,485,901
Common Stocks
Auto Parts & Equipment	—	—	1,170,914	1,170,914
Banking	9,116,382	2,415,921	—	11,532,303
Beverages	4,679,433	3,640,882	—	8,320,315
Electronics	8,672,635	1,497,200	—	10,169,835
Energy: Exploration & Production	10,601,945	284,246	—	10,886,191
Gaming	1,803,358	1,318,195	—	3,121,553
Life Insurance	1,706,418	1,821,384	—	3,527,802
Machinery	—	1,502,428	—	1,502,428
Metals/Mining (Excluding Steel)	2,416,337	3,459,391	—	5,875,728
Oil Field Equipment & Services	—	1,265,982	—	1,265,982
Specialty Retail	8,870,844	3,652,251	—	12,523,095
Remaining Industries	110,392,611	—	—	110,392,611
Convertible Bonds	—	3,719,210	—	3,719,210
Convertible Preferred Stock	1,174,836	—	—	1,174,836
Floating Rate Loans
Advertising	—	1,763,115	—	1,763,115
Aerospace/Defense	—	1,191,004	—	1,191,004
Building Materials	—	3,863,826	—	3,863,826
Department Stores	—	3,230,279	—	3,230,279
Diversified Capital Goods	—	—	2,319,341	2,319,341
Electric: Generation	—	6,343,602	—	6,343,602
Electronics	—	1,150,474	—	1,150,474
Energy: Exploration & Production	—	599,125	—	599,125
Gaming	—	1,320,797	2,370,225	3,691,022
Health Services	—	1,101,024	—	1,101,024
Information Technology	—	3,906,259	—	3,906,259
Investments & Miscellaneous Financial Services	—	604,330	—	604,330
Lodging	—	—	725,711	725,711
Media: Diversified	—	2,411,685	—	2,411,685
Personal & Household Products	—	1,676,193	49,000	1,725,193
Real Estate Development & Management	—	1,065,183	—	1,065,183
Recreation & Travel	—	3,203,037	686,056	3,889,093
Restaurants	—	1,247,642	—	1,247,642
Service	—	890,361	—	890,361
Software/Services	—	2,358,916	—	2,358,916
Specialty Retail	—	7,278,921	2,716,473	9,995,394
Steel Producers/Products	—	1,209,455	—	1,209,455
Support: Services	—	2,318,558	—	2,318,558
Telecommunications: Satellite	—	1,017,629	—	1,017,629
Transportation: Infrastructure/Services	—	2,991,487	—	2,991,487
Foreign Bond	—	2,814,168	—	2,814,168
Foreign Government Obligations	—	44,939,721	—	44,939,721
Government Sponsored Enterprises Pass-Through	—	16,624,847	—	16,624,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 29, 2018

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
High Yield Corporate Bonds
Banking	$—	$92,698,847	$125	$92,698,972
Metals/Mining (Excluding Steel)	—	48,270,947	133	48,271,080
Specialty Retail	—	9,714,913	3,264	9,718,177
Remaining Industries	—	620,053,801	—	620,053,801
Municipal Bonds	—	45,463,993	—	45,463,993
Non-Agency Commercial Mortgage-Backed Security	—	4,422,979	—	4,422,979
Preferred Stock	—	314,865	—	314,865
U.S. Treasury Obligation	—	8,543,166	—	8,543,166
Repurchase Agreement	—	2,407,330	—	2,407,330
Total	$159,434,799	$1,005,075,470	$10,041,242	$1,174,551,511
Other Financial Instruments
Centrally Cleared Swap Contracts
Assets	$—	$191,844	$—	$191,844
Liabilities	—	(190,333)	—	(190,333)
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(3,594,228)	—	(3,594,228)
Forward Foreign Currency Exchange Contracts
Assets	$—	$150,252	$—	$150,252
Liabilities	—	(248,750)	—	(248,750)
Futures Contracts
Assets	928,734	—	—	928,734
Liabilities	(3,896,000)	—	—	(3,896,000)
Total	$(2,967,266)	$(3,691,215)	$—	$(6,658,481)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds
Balance as of January 1, 2018	$2,273,600	$—	$3,137,076	$319,757
Accrued Discounts (Premiums)	—	—	7,468	—
Realized Gain (Loss)	—	—	1,317	—
Change in Unrealized Appreciation (Depreciation)	—	85,495	(3,961)	(1,365)
Purchases	—	—	4,886,584	2,220
Sales	—	—	(35,023)	—
Transfers into Level 3	—	1,085,419	873,345	—
Transfers out of Level 3	(2,273,600)	—	—	(317,090)
Balance as of March 29, 2018	$—	$1,170,914	$8,866,806	$3,522
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$—	$85,495	$628	$(1,365)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.98%

Aerospace & Defense 6.63%

General Dynamics Corp.	11,400	$2,518
Lockheed Martin Corp.	10,192	3,444
Northrop Grumman Corp.	8,200	2,863
Raytheon Co.	13,700	2,957
Total		11,782

Air Freight & Logistics 2.14%

FedEx Corp.	15,800	3,794

Banks 0.48%

People’s United Financial, Inc.	45,700	853

Beverages 4.03%

Brown-Forman Corp. Class B	8,225	447
Coca-Cola Co. (The)	89,868	3,903
PepsiCo, Inc.	25,724	2,808
Total		7,158

Biotechnology 2.54%

AbbVie, Inc.	47,699	4,515

Building Products 1.01%

A.O. Smith Corp.	28,200	1,793

Capital Markets 2.82%

Ameriprise Financial, Inc.	13,400	1,983
Eaton Vance Corp.	19,600	1,091
S&P Global, Inc.	4,000	764
T. Rowe Price Group, Inc.	10,800	1,166
Total		5,004

Chemicals 3.84%

Air Products & Chemicals, Inc.	5,400	859
Ecolab, Inc.	11,200	1,535
PPG Industries, Inc.	16,406	1,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Chemicals (continued)

RPM International, Inc.	23,000	$1,096
Sherwin-Williams Co. (The)	3,825	1,500
Total		6,821

Commercial Services & Supplies 0.74%

Waste Management, Inc.	15,600	1,312

Containers & Packaging 0.35%

Sonoco Products Co.	12,700	616

Diversified Telecommunication Services 4.03%

AT&T, Inc.	85,308	3,041
Verizon Communications, Inc.	85,900	4,108
Total		7,149

Electric: Utilities 4.44%

Alliant Energy Corp.	37,700	1,540
Duke Energy Corp.	23,400	1,813
Edison International	14,700	936
Eversource Energy	17,200	1,013
NextEra Energy, Inc.	4,521	738
Southern Co. (The)	15,600	697
Xcel Energy, Inc.	25,300	1,151
Total		7,888

Electrical Equipment 0.35%

Hubbell, Inc.	5,100	621

Food & Staples Retailing 7.07%

Costco Wholesale Corp.	11,900	2,242
CVS Health Corp.	39,800	2,476
Kroger Co. (The)	34,800	833
Sysco Corp.	39,700	2,381
Walgreens Boots Alliance, Inc.	15,521	1,016
Walmart, Inc.	40,580	3,610
Total		12,558

Food Products 1.72%

Flowers Foods, Inc.	18,300	400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Food Products (continued)

General Mills, Inc.	20,000	$901
J.M. Smucker Co. (The)	7,200	893
McCormick & Co., Inc.	8,100	862
Total		3,056

Gas Utilities 0.62%

UGI Corp.	24,900	1,106

Health Care Equipment & Supplies 5.45%

Abbott Laboratories	77,400	4,638
Becton, Dickinson & Co.	8,300	1,799
Medtronic plc (Ireland)(a)	40,491	3,248
Total		9,685

Health Care Providers & Services 1.06%

AmerisourceBergen Corp.	8,400	724
Cardinal Health, Inc.	18,348	1,150
Total		1,874

Hotels, Restaurants & Leisure 2.06%

McDonald’s Corp.	23,374	3,655

Household Products 3.76%

Church & Dwight Co., Inc.	23,100	1,163
Kimberly-Clark Corp.	28,735	3,165
Procter & Gamble Co. (The)	29,600	2,347
Total		6,675

Industrial Conglomerates 2.88%

3M Co.	17,267	3,791
Roper Technologies, Inc.	4,700	1,319
Total		5,110

Information Technology Services 5.20%

Accenture plc Class A (Ireland)(a)	21,200	3,254
Automatic Data Processing, Inc.	18,300	2,077
International Business Machines Corp.	25,487	3,910
Total		9,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Insurance 3.89%

Aflac, Inc.	30,400	$1,330
Brown & Brown, Inc.	21,000	534
Chubb Ltd. (Switzerland)(a)	13,764	1,883
Hanover Insurance Group, Inc. (The)	7,200	849
Old Republic International Corp.	17,400	373
RenaissanceRe Holdings Ltd.	7,000	970
Torchmark Corp.	11,600	976
Total		6,915

Machinery 4.18%

Caterpillar, Inc.	9,400	1,385
Cummins, Inc.	13,100	2,123
Dover Corp.	5,800	570
Illinois Tool Works, Inc.	11,400	1,786
Pentair plc (United Kingdom)(a)	22,900	1,560
Total		7,424

Multi-Utilities 2.38%

CMS Energy Corp.	13,300	602
Consolidated Edison, Inc.	11,000	857
Dominion Energy, Inc.	41,100	2,772
Total		4,231

Oil, Gas & Consumable Fuels 4.92%

Chevron Corp.	50,449	5,753
Occidental Petroleum Corp.	37,673	2,447
ONEOK, Inc.	9,500	541
Total		8,741

Pharmaceuticals 1.70%

Johnson & Johnson	23,519	3,014

Professional Services 1.04%

Robert Half International, Inc.	31,900	1,847

Road & Rail 2.98%

J.B. Hunt Transport Services, Inc.	6,000	703
Ryder System, Inc.	8,600	626
Union Pacific Corp.	29,500	3,966
Total		5,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.81%

Analog Devices, Inc.	24,600	$2,242
Microchip Technology, Inc.	7,666	700
QUALCOMM, Inc.	48,257	2,674
Texas Instruments, Inc.	28,100	2,919
Total		8,535

Software 2.38%

Microsoft Corp.	46,300	4,226

Specialty Retail 4.08%

Lowe’s Cos., Inc.	41,225	3,618
Ross Stores, Inc.	30,100	2,347
TJX Cos., Inc. (The)	15,700	1,280
Total		7,245

Textiles, Apparel & Luxury Goods 2.49%

NIKE, Inc. Class B	36,100	2,399
VF Corp.	27,200	2,016
Total		4,415

Trading Companies & Distributors 0.91%

Fastenal Co.	29,600	1,616
Total Common Stocks (cost $161,391,620)		175,770

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.04%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,790,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,887,066; proceeds: $1,845,657 (cost $1,845,505)	$1,845	1,845
Total Investments in Securities 100.02% (cost $163,237,125)		177,615
Liabilities in Excess of Cash and Other Assets(b) (0.02)%		(40)
Net Assets 100.00%		$177,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 29, 2018

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized Depreciation on futures contracts as follows:

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2018	10	Long	$1,386,851	$1,321,500	$(65,351)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$175,770	$—	$—	$175,770
Repurchase Agreement	—	1,845	—	1,845
Total	$175,770	$1,845	$—	$177,615
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(65)	—	—	(65)
Total	$(65)	$—	$—	$(65)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.42%

Banks 6.98%

Citizens Financial Group, Inc.	36,044	$1,513
East West Bancorp, Inc.	5,085	318
Signature Bank*	6,507	924
SVB Financial Group*	933	224
Total		2,979

Beverages 1.93%

Coca-Cola Co. (The)	13,894	603
PepsiCo, Inc.	2,023	221
Total		824

Biotechnology 2.21%

Vertex Pharmaceuticals, Inc.*	5,788	943

Capital Markets 4.57%

Charles Schwab Corp. (The)	8,966	468
Goldman Sachs Group, Inc. (The)	1,764	445
Morgan Stanley	19,222	1,037
Total		1,950

Chemicals 3.78%

DowDuPont, Inc.	12,286	783
PPG Industries, Inc.	7,454	832
Total		1,615

Consumer Finance 1.74%

Discover Financial Services	10,335	743

Diversified Telecommunication Services 0.74%

AT&T, Inc.	8,875	316

Electric: Utilities 2.27%

NextEra Energy, Inc.	5,923	967

Electrical Equipment 1.50%

AMETEK, Inc.	8,421	640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.49%

Corning, Inc.	22,807	$636

Energy Equipment & Services 1.22%

Halliburton Co.	11,052	519

Equity Real Estate Investment Trusts 1.93%

Prologis, Inc.	13,105	825

Food & Staples Retailing 2.01%

Walmart, Inc.	9,639	858

Food Products 0.54%

Mondelez International, Inc. Class A	5,550	232

Health Care Equipment & Supplies 2.19%

Baxter International, Inc.	14,372	935

Health Care Providers & Services 3.93%

UnitedHealth Group, Inc.	7,847	1,679

Hotels, Restaurants & Leisure 2.83%

McDonald’s Corp.	3,576	559
Yum! Brands, Inc.	7,613	648
Total		1,207

Household Products 1.02%

Clorox Co. (The)	3,276	436

Industrial Conglomerates 2.56%

Honeywell International, Inc.	7,554	1,092

Information Technology Services 0.90%

Worldpay, Inc. Class A*	4,658	383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Insurance 3.62%

Chubb Ltd. (Switzerland)(a)	7,239	$990
Hartford Financial Services Group, Inc. (The)	10,744	554
Total		1,544

Internet & Direct Marketing Retail 7.81%

Amazon.com, Inc.*	1,161	1,680
Netflix, Inc.*	5,604	1,655
Total		3,335

Internet Software & Services 5.52%

Alibaba Group Holding Ltd. ADR*	5,036	925
Alphabet, Inc. Class A*	1,379	1,430
Total		2,355

Machinery 1.32%

Caterpillar, Inc.	1,244	184
Parker-Hannifin Corp.	2,217	379
Total		563

Media 5.23%

Charter Communications, Inc. Class A*	1,013	315
Comcast Corp. Class A	15,774	539
Live Nation Entertainment, Inc.*	7,695	324
Walt Disney Co. (The)	10,509	1,056
Total		2,234

Oil, Gas & Consumable Fuels 2.50%

Devon Energy Corp.	9,690	308
EOG Resources, Inc.	7,198	758
Total		1,066

Pharmaceuticals 4.83%

Bristol-Myers Squibb Co.	5,368	339
Johnson & Johnson	8,282	1,061
Novartis AG ADR	8,158	660
Total		2,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Professional Services 0.32%

Nielsen Holdings plc	4,359	$139

Road & Rail 0.81%

CSX Corp.	6,236	347

Semiconductors & Semiconductor Equipment 1.70%

NVIDIA Corp.	1,810	419
Texas Instruments, Inc.	2,965	308
Total		727

Software 7.24%

Microsoft Corp.	21,764	1,986
Nintendo Co. Ltd. ADR	15,935	885
Oracle Corp.	4,797	219
Total		3,090

Specialty Retail 3.23%

Burlington Stores, Inc.*	3,713	494
Home Depot, Inc. (The)	3,164	564
O’Reilly Automotive, Inc.*	1,300	322
Total		1,380

Technology Hardware, Storage & Peripherals 3.42%

Apple, Inc.	8,691	1,458

Tobacco 1.53%

Altria Group, Inc.	3,539	221
Philip Morris International, Inc.	4,340	431
Total		652
Total Common Stocks (cost $35,522,984)		40,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 29, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.74%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,960,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $2,066,285; proceeds: $2,023,117 (cost $2,022,951)	$2,023	$2,023
Total Investments in Securities 100.16% (cost $37,545,935)		42,752
Liabilities in Excess of Cash and Other Assets (0.16)%		(68)
Net Assets 100.00%		$42,684

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$40,729	$—	$—	$40,729
Repurchase Agreement	—	2,023	—	2,023
Total	$40,729	$2,023	$—	$42,752

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.65%

Aerospace & Defense 3.07%

Aerojet Rocketdyne Holdings, Inc.*	3,089	$87
Aerovironment, Inc.*	8,421	383
BWX Technologies, Inc.	6,444	409
Curtiss-Wright Corp.	3,462	468
Total		1,347

Air Freight & Logistics 2.51%

Atlas Air Worldwide Holdings, Inc.*	8,743	529
XPO Logistics, Inc.*	5,630	573
Total		1,102

Banks 5.90%

Cadence BanCorp	15,296	416
CenterState Bank Corp.	17,893	475
Texas Capital Bancshares, Inc.*	4,445	400
Webster Financial Corp.	5,843	324
Western Alliance Bancorp*	10,743	624
Wintrust Financial Corp.	4,097	352
Total		2,591

Biotechnology 14.00%

Agios Pharmaceuticals, Inc.*	6,758	553
Amicus Therapeutics, Inc.*	25,951	390
Avexis, Inc.*	4,175	516
Bluebird Bio, Inc.*	1,664	284
Blueprint Medicines Corp.*	9,478	869
Exact Sciences Corp.*	4,771	193
FibroGen, Inc.*	7,003	324
Foundation Medicine, Inc.*	7,925	624
Insmed, Inc.*	10,394	234
Loxo Oncology, Inc.*	5,299	611
Sage Therapeutics, Inc.*	4,855	782
Sarepta Therapeutics, Inc.*	6,700	496
Spark Therapeutics, Inc.*	4,057	270
Total		6,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Building Products 1.83%

Builders FirstSource, Inc.*	20,003	$397
Trex Co., Inc.*	3,737	406
Total		803

Capital Markets 2.47%

Evercore, Inc. Class A	4,992	435
Hamilton Lane, Inc. Class A	6,102	227
Moelis & Co. Class A	8,350	425
Total		1,087

Chemicals 0.87%

PolyOne Corp.	8,949	380

Communications Equipment 0.49%

Lumentum Holdings, Inc.*	3,368	215

Construction & Engineering 2.22%

MasTec, Inc.*	14,399	678
Quanta Services, Inc.*	8,623	296
Total		974

Construction Materials 0.75%

Eagle Materials, Inc.	3,203	330

Diversified Consumer Services 3.65%

Chegg, Inc.*	37,948	784
Grand Canyon Education, Inc.*	7,792	818
Total		1,602

Electronic Equipment, Instruments & Components 0.31%

Universal Display Corp.	1,346	136

Energy Equipment & Services 0.65%

Cactus, Inc. Class A*	10,688	288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.52%

Insulet Corp.*	12,802	$1,110
Nevro Corp.*	5,657	490
Penumbra, Inc.*	7,121	824
Total		2,424

Health Care Providers & Services 1.32%

HealthEquity, Inc.*	4,170	252
Tivity Health, Inc.*	8,222	326
Total		578

Hotels, Restaurants & Leisure 3.34%

Marriott Vacations Worldwide Corp.	2,245	299
Planet Fitness, Inc. Class A*	30,874	1,166
Total		1,465

Household Durables 2.19%

Roku, Inc.*	4,880	152
SodaStream International Ltd. (Israel)(a)*	8,826	810
Total		962

Information Technology Services 1.45%

EPAM Systems, Inc.*	5,571	638

Internet Software & Services 16.05%

2U, Inc.*	13,529	1,137
Cargurus, Inc.*	12,887	496
Coupa Software, Inc.*	7,369	336
Etsy, Inc.*	21,074	591
Five9, Inc.*	17,242	514
GrubHub, Inc.*	8,440	857
Instructure, Inc.*	9,641	406
Mimecast Ltd.*	11,745	416
New Relic, Inc.*	4,400	326
Nutanix, Inc. Class A*	6,263	308
Okta, Inc.*	12,924	515
Stamps.com, Inc.*	2,135	429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Trade Desk, Inc. (The) Class A*	8,619	$428
Twilio, Inc. Class A*	7,605	290
Total		7,049

Machinery 2.72%

Chart Industries, Inc.*	8,627	509
Proto Labs, Inc.*	3,325	391
RBC Bearings, Inc.*	2,356	293
Total		1,193

Media 2.76%

Live Nation Entertainment, Inc.*	15,958	673
World Wrestling Entertainment, Inc. Class A	14,950	538
Total		1,211

Oil, Gas & Consumable Fuels 0.91%

GasLog Ltd. (Monaco)(a)	24,425	402

Semiconductors & Semiconductor Equipment 2.83%

CEVA, Inc.*	5,462	198
Entegris, Inc.	5,926	206
Monolithic Power Systems, Inc.	5,274	610
SolarEdge Technologies, Inc. (Israel)(a)*	4,347	229
Total		1,243

Software 11.78%

Appian Corp.*	6,849	172
Aspen Technology, Inc.*	4,059	320
Everbridge, Inc.*	15,235	558
HubSpot, Inc.*	7,969	863
Paycom Software, Inc.*	7,180	771
Paylocity Holding Corp.*	5,245	269
Proofpoint, Inc.*	4,838	550
RingCentral, Inc. Class A*	11,473	728
Talend SA ADR*	4,196	202
Zendesk, Inc.*	7,434	356
Zscaler, Inc.*	13,736	386
Total		5,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 2.91%

At Home Group, Inc.*	20,691	$663
Floor & Decor Holdings, Inc. Class A*	11,784	614
Total		1,277

Textiles, Apparel & Luxury Goods 1.01%

Canada Goose Holdings, Inc. (Canada)(a)*	13,264	443

Trading Companies & Distributors 2.14%
Air Lease Corp.	10,313	440
Beacon Roofing Supply, Inc.*	9,465	502
Total		942
Total Common Stocks (cost $32,494,236)		42,003

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.95%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,680,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,771,101; proceeds: $1,733,512 (cost $1,733,369)	$1,733	1,733
Total Investments in Securities 99.60% (cost $34,227,605)		43,736
Cash and Other Assets in Excess of Liabilities 0.40%		174
Net Assets 100.00%		$43,910

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$42,003	$—	$—	$42,003
Repurchase Agreement	—	1,733	—	1,733
Total	$42,003	$1,733	$—	$43,736

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.24%

Aerospace & Defense 3.99%

General Dynamics Corp.	43,549	$9,620
Northrop Grumman Corp.	13,479	4,706
Total		14,326

Airlines 0.77%

Delta Air Lines, Inc.	50,796	2,784

Banks 14.63%

Bank of America Corp.	447,777	13,429
Citizens Financial Group, Inc.	194,941	8,184
Comerica, Inc.	52,574	5,043
East West Bancorp, Inc.	37,445	2,342
JPMorgan Chase & Co.	147,321	16,201
Signature Bank*	38,289	5,435
Webster Financial Corp.	34,359	1,903
Total		52,537

Beverages 1.62%

Coca-Cola Co. (The)	63,621	2,763
PepsiCo, Inc.	28,000	3,056
Total		5,819

Biotechnology 0.75%

Gilead Sciences, Inc.	35,500	2,676

Building Products 1.22%

Owens Corning	54,454	4,378

Capital Markets 4.09%

Goldman Sachs Group, Inc. (The)	33,577	8,457
State Street Corp.	62,398	6,223
Total		14,680

Chemicals 2.45%

DowDuPont, Inc.	138,150	8,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Communications Equipment 3.11%

Cisco Systems, Inc.	260,500	$11,173

Consumer Finance 1.55%

Discover Financial Services	77,540	5,578

Diversified Financial Services 1.27%

Berkshire Hathaway, Inc. Class B*	22,811	4,550

Diversified Telecommunication Services 2.03%

AT&T, Inc.	204,669	7,297

Electric: Utilities 4.71%

Duke Energy Corp.	95,395	7,390
NextEra Energy, Inc.	58,402	9,539
Total		16,929

Electrical Equipment 1.87%

AMETEK, Inc.	88,204	6,701

Electronic Equipment, Instruments & Components 1.64%

Corning, Inc.	211,868	5,907

Energy Equipment & Services 0.81%

Halliburton Co.	61,908	2,906

Equity Real Estate Investment Trusts 2.22%

Boston Properties, Inc.	14,773	1,821
Prologis, Inc.	97,543	6,144
Total		7,965

Food & Staples Retailing 2.30%

Walmart, Inc.	92,739	8,251

Food Products 1.57%

Mondelez International, Inc. Class A	135,513	5,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.51%

Abbott Laboratories	178,200	$10,678
Baxter International, Inc.	85,108	5,535
Total		16,213

Health Care Providers & Services 1.50%

UnitedHealth Group, Inc.	25,107	5,373

Hotels, Restaurants & Leisure 2.35%

Carnival Corp.	54,415	3,569
Yum! Brands, Inc.	57,411	4,887
Total		8,456

Household Products 0.83%

Clorox Co. (The)	22,330	2,972

Industrial Conglomerates 2.33%

Honeywell International, Inc.	57,985	8,380

Insurance 4.53%

Chubb Ltd. (Switzerland)(a)	56,300	7,700
Hartford Financial Services Group, Inc. (The)	104,363	5,377
RenaissanceRe Holdings Ltd.	23,048	3,192
Total		16,269

Internet Software & Services 0.48%

Alphabet, Inc. Class A*	1,652	1,713

Media 1.69%

Comcast Corp. Class A	48,706	1,664
Live Nation Entertainment, Inc.*	25,231	1,063
Walt Disney Co. (The)	33,141	3,329
Total		6,056

Metals & Mining 0.39%

Nucor Corp.	22,905	1,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.22%

Chevron Corp.	109,218	$12,455
ConocoPhillips	102,500	6,077
Devon Energy Corp.	105,200	3,345
EOG Resources, Inc.	43,692	4,600
Royal Dutch Shell plc Class A ADR	104,219	6,650
Total		33,127

Pharmaceuticals 6.57%

Allergan plc	6,291	1,059
Johnson & Johnson	119,600	15,327
Novartis AG ADR	88,975	7,193
Total		23,579

Road & Rail 1.06%

CSX Corp.	68,552	3,819

Semiconductors & Semiconductor Equipment 3.61%

Intel Corp.	208,322	10,849
Xilinx, Inc.	29,246	2,113
Total		12,962

Software 3.17%

Microsoft Corp.	61,464	5,610
Oracle Corp.	126,232	5,775
Total		11,385

Specialty Retail 3.00%

Home Depot, Inc. (The)	14,403	2,567
Lowe’s Cos., Inc.	55,206	4,844
O’Reilly Automotive, Inc.*	13,545	3,351
Total		10,762

Tobacco 1.40%

Altria Group, Inc.	28,240	1,760
Philip Morris International, Inc.	32,820	3,262
Total		5,022
Total Common Stocks (cost $333,608,825)		356,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 29, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,275,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,344,139; proceeds: $1,316,441 (cost $1,316,332)	$1,316	$1,316
Total Investments in Securities 99.60% (cost $334,925,157)		357,717
Cash and Other Assets in Excess of Liabilities 0.40%		1,422
Net Assets 100.00%		$359,139

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$356,401	$—	$—	$356,401
Repurchase Agreement	—	1,316	—	1,316
Total	$356,401	$1,316	$—	$357,717

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.88%

Aerospace & Defense 3.92%
General Dynamics Corp.	78,077	$17,247
Northrop Grumman Corp.	24,073	8,405
Total		25,652

Airlines 0.77%

Delta Air Lines, Inc.	91,266	5,002

Banks 14.69%

Bank of America Corp.	800,820	24,017
Citizens Financial Group, Inc.	351,840	14,770
Comerica, Inc.	101,319	9,720
East West Bancorp, Inc.	67,691	4,233
JPMorgan Chase & Co.	263,765	29,006
Signature Bank*	72,315	10,265
Webster Financial Corp.	73,772	4,087
Total		96,098

Beverages 1.58%

Coca-Cola Co. (The)	112,816	4,899
PepsiCo, Inc.	49,800	5,436
Total		10,335

Biotechnology 0.73%

Gilead Sciences, Inc.	63,378	4,778

Building Products 1.20%

Owens Corning	97,578	7,845

Capital Markets 4.03%

Goldman Sachs Group, Inc. (The)	60,450	15,225
State Street Corp.	111,503	11,120
Total		26,345

Chemicals 2.41%

DowDuPont, Inc.	247,731	15,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Communications Equipment 3.06%

Cisco Systems, Inc.	466,420	$20,005

Consumer Finance 1.53%

Discover Financial Services	139,273	10,018

Diversified Financial Services 1.24%

Berkshire Hathaway, Inc. Class B*	40,737	8,126

Diversified Telecommunication Services 2.02%

AT&T, Inc.	370,048	13,192

Electric: Utilities 4.65%

Duke Energy Corp.	172,399	13,356
NextEra Energy, Inc.	104,371	17,047
Total		30,403

Electrical Equipment 1.81%

AMETEK, Inc.	155,720	11,830

Electronic Equipment, Instruments & Components 1.62%

Corning, Inc.	380,022	10,595

Energy Equipment & Services 0.80%

Halliburton Co.	111,855	5,251

Equity Real Estate Investment Trusts 2.20%

Boston Properties, Inc.	26,708	3,291
Prologis, Inc.	176,535	11,120
Total		14,411

Food & Staples Retailing 2.26%

Walmart, Inc.	165,993	14,768

Food Products 1.57%

Mondelez International, Inc. Class A	245,841	10,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.42%

Abbott Laboratories	316,429	$18,961
Baxter International, Inc.	152,557	9,922
Total		28,883

Health Care Providers & Services 1.47%

UnitedHealth Group, Inc.	44,959	9,621

Hotels, Restaurants & Leisure 2.31%

Carnival Corp.	97,449	6,391
Yum! Brands, Inc.	102,533	8,728
Total		15,119

Household Products 0.81%

Clorox Co. (The)	39,883	5,309

Industrial Conglomerates 2.29%

Honeywell International, Inc.	103,847	15,007

Insurance 4.44%

Chubb Ltd. (Switzerland)(a)	100,656	13,767
Hartford Financial Services Group, Inc. (The)	186,397	9,603
RenaissanceRe Holdings Ltd.	41,111	5,694
Total		29,064

Internet Software & Services 0.47%

Alphabet, Inc. Class A*	2,971	3,081

Media 1.66%

Comcast Corp. Class A	87,240	2,981
Live Nation Entertainment, Inc.*	45,659	1,924
Walt Disney Co. (The)	59,429	5,969
Total		10,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Metals & Mining 0.38%

Nucor Corp.	40,911	$2,499

Oil, Gas & Consumable Fuels 9.03%

Chevron Corp.	194,201	22,147
ConocoPhillips	183,100	10,856
Devon Energy Corp.	188,000	5,976
EOG Resources, Inc.	78,068	8,218
Royal Dutch Shell plc Class A ADR	185,577	11,842
Total		59,039

Pharmaceuticals 6.46%

Allergan plc	11,157	1,878
Johnson & Johnson	214,173	27,446
Novartis AG ADR	159,476	12,894
Total		42,218

Road & Rail 1.06%

CSX Corp.	124,445	6,933

Semiconductors & Semiconductor Equipment 3.55%

Intel Corp.	372,414	19,395
Xilinx, Inc.	52,473	3,791
Total		23,186

Software 3.12%

Microsoft Corp.	109,843	10,025
Oracle Corp.	226,675	10,371
Total		20,396

Specialty Retail 2.94%

Home Depot, Inc. (The)	25,856	4,609
Lowe’s Cos., Inc.	98,532	8,646
O’Reilly Automotive, Inc.*	24,271	6,004
Total		19,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Tobacco 1.38%

Altria Group, Inc.	50,058	$3,120
Philip Morris International, Inc.	59,179	5,882
Total		9,002
Total Common Stocks (cost $592,769,930)		640,186

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.40%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $8,870,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $9,350,993; proceeds: $9,163,932 (cost $9,163,179)	$9,163	9,163
Total Investments in Securities 99.28% (cost $601,933,109)		649,349
Other Assets in Excess of Liabilities 0.72%		4,707
Net Assets 100.00%		$654,056

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$640,186	$—	$—	$640,186
Repurchase Agreement	—	9,163	—	9,163
Total	$640,186	$9,163	$—	$649,349

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.97%

Air Freight & Logistics 0.88%

Expeditors International of Washington, Inc.	18,081	$1,145

Banks 2.94%

Cadence BanCorp	24,541	668
First Republic Bank	15,492	1,435
Western Alliance Bancorp*	29,685	1,725
Total		3,828

Beverages 1.35%

Brown-Forman Corp. Class B	32,485	1,767

Biotechnology 3.21%

Alexion Pharmaceuticals, Inc.*	8,023	894
BioMarin Pharmaceutical, Inc.*	9,556	775
Incyte Corp., Ltd.*	6,019	502
Insmed, Inc.*	26,786	603
Repligen Corp.*	15,921	576
Vertex Pharmaceuticals, Inc.*	5,129	836
Total		4,186

Building Products 1.78%

A.O. Smith Corp.	13,618	866
Allegion plc (Ireland)(a)	17,107	1,459
Total		2,325

Capital Markets 4.65%

E*TRADE Financial Corp.*	29,939	1,659
MarketAxess Holdings, Inc.	5,169	1,124
Moody’s Corp.	14,221	2,294
MSCI, Inc.	6,653	994
Total		6,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Chemicals 2.46%

Axalta Coating Systems Ltd.*	45,489	$1,373
FMC Corp.	23,990	1,837
Total		3,210

Commercial Services & Supplies 1.33%

Cintas Corp.	10,188	1,738

Construction Materials 1.26%

Vulcan Materials Co.	14,396	1,644

Consumer Finance 0.80%

SLM Corp.*	93,300	1,046

Containers & Packaging 1.71%

Avery Dennison Corp.	8,044	854
Owens-Illinois, Inc.*	63,467	1,375
Total		2,229

Diversified Consumer Services 0.82%

Service Corp. International	28,172	1,063

Electrical Equipment 2.76%

AMETEK, Inc.	20,033	1,522
Hubbell, Inc.	10,731	1,307
Rockwell Automation, Inc.	4,422	770
Total		3,599

Electronic Equipment, Instruments & Components 2.19%

Keysight Technologies, Inc.*	21,409	1,122
Trimble, Inc.*	28,327	1,016
Universal Display Corp.	7,085	716
Total		2,854

Equity Real Estate Investment Trusts 1.33%

SBA Communications Corp.*	10,164	1,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Food Products 0.89%

Hershey Co. (The)	11,741	$1,162

Health Care Equipment & Supplies 4.38%

Align Technology, Inc.*	2,091	525
DENTSPLY SIRONA, Inc.	11,946	601
Edwards Lifesciences Corp.*	16,944	2,364
Intuitive Surgical, Inc.*	1,866	770
West Pharmaceutical Services, Inc.	16,382	1,447
Total		5,707

Health Care Providers & Services 1.31%

Centene Corp.*	16,037	1,714

Hotels, Restaurants & Leisure 3.73%

Aramark	33,194	1,313
Hilton Worldwide Holdings, Inc.	11,315	891
Norwegian Cruise Line Holdings Ltd.*	19,969	1,058
Vail Resorts, Inc.	4,909	1,088
Yum China Holdings, Inc. (China)(a)	12,386	514
Total		4,864

Household Durables 1.28%

Mohawk Industries, Inc.*	7,193	1,670

Household Products 0.94%

Church & Dwight Co., Inc.	24,375	1,228

Industrial Conglomerates 2.11%

Roper Technologies, Inc.	9,815	2,755

Information Technology Services 8.86%

DXC Technology Co.	22,001	2,212
Euronet Worldwide, Inc.*	15,177	1,198
Fidelity National Information Services, Inc.	23,576	2,270
Global Payments, Inc.	21,379	2,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Information Technology Services (continued)

Total System Services, Inc.	15,435	$1,331
Worldpay, Inc. Class A*	26,282	2,162
Total		11,557

Insurance 2.05%

Progressive Corp. (The)	13,780	840
RenaissanceRe Holdings Ltd.	13,223	1,831
Total		2,671

Internet Software & Services 1.54%

Dropbox, Inc.*	3,100	97
IAC/InterActiveCorp.*	12,248	1,915
Total		2,012

Life Sciences Tools & Services 4.88%

Agilent Technologies, Inc.	25,625	1,714
Charles River Laboratories International, Inc.*	9,240	986
Illumina, Inc.*	8,244	1,949
Mettler-Toledo International, Inc.*	2,973	1,710
Total		6,359

Machinery 4.27%

Fortive Corp.	26,457	2,051
IDEX Corp.	13,978	1,992
Stanley Black & Decker, Inc.	9,995	1,531
Total		5,574

Multi-Line Retail 2.60%

Dollar General Corp.	18,404	1,722
Dollar Tree, Inc.*	17,576	1,668
Total		3,390

Oil, Gas & Consumable Fuels 1.27%

Cimarex Energy Co.	11,776	1,101
Parsley Energy, Inc. Class A*	19,004	551
Total		1,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.96%

Zoetis, Inc.	46,199	$3,858

Professional Services 1.68%

CoStar Group, Inc.*	6,032	2,188

Road & Rail 1.92%

Genesee & Wyoming, Inc. Class A*	16,592	1,175
J.B. Hunt Transport Services, Inc.	11,330	1,327
Total		2,502

Semiconductors & Semiconductor Equipment 7.55%

Advanced Micro Devices, Inc.*	37,980	382
Analog Devices, Inc.	30,596	2,788
Lam Research Corp.	11,858	2,409
MACOM Technology Solutions Holdings, Inc.*	21,404	355
Marvell Technology Group Ltd.	29,075	611
Microchip Technology, Inc.	19,834	1,812
Skyworks Solutions, Inc.	14,871	1,491
Total		9,848

Software 8.46%

PTC, Inc.*	16,028	1,250
Red Hat, Inc.*	22,233	3,324
ServiceNow, Inc.*	17,252	2,854
Splunk, Inc.*	15,095	1,485
Ultimate Software Group, Inc. (The)*	8,685	2,117
Total		11,030

Specialty Retail 6.00%

AutoZone, Inc.*	1,849	1,199
Burlington Stores, Inc.*	16,306	2,171
O’Reilly Automotive, Inc.*	6,924	1,713
Tractor Supply Co.	18,014	1,135
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,861	1,606
Total		7,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.92%

NetApp, Inc.	19,438	$1,199

Textiles, Apparel & Luxury Goods 0.90%

Carter’s, Inc.	11,305	1,177
Total Common Stocks (cost $109,257,142)		130,383

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $100,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020 value: $105,423; proceeds: $100,591 (cost $100,582)	$101	101
Total Investments in Securities 100.05% (cost $109,357,724)		130,484
Liabilities in Excess of Cash and Other Assets (0.05)%		(67)
Net Assets 100.00%		$130,417

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$130,383	$—	$—	$130,383
Repurchase Agreement	—	101	—	101
Total	$130,383	$101	$—	$130,484

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.23%

COMMON STOCKS 97.19%

Australia 1.78%

Beverages 0.72%
Treasury Wine Estates Ltd.	36,287	$474
Metals & Mining 1.06%
BHP Billiton Ltd.	31,256	693
Total Australia		1,167

Austria 1.34%

Banks
Erste Group Bank AG *	17,483	879

Belgium 1.19%

Beverages
Anheuser-Busch InBev SA	7,114	782

Canada 0.53%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A *	27,800	345

China 3.81%

Insurance 0.90%
Ping An Insurance Group Co. of China Ltd. Class H	57,500	593
Internet Software & Services 2.91%
Alibaba Group Holding Ltd. ADR *	4,261	782
Tencent Holdings Ltd.	21,000	1,127
		1,909
Media 0.00%
China Literature Ltd. *†	9	—	(a)
Total China		2,502

Denmark 2.58%

Banks 1.42%
Danske Bank A/S	24,857	931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Denmark (continued)

Diversified Telecommunication Services 0.66%
TDC A/S *	52,347	$434
Pharmaceuticals 0.50%
Novo Nordisk A/S Class B	6,654	327
Total Denmark		1,692

Finland 0.98%

Insurance
Sampo OYJ A Shares	11,594	646

France 8.18%

Auto Components 0.66%
Valeo SA	6,597	436
Beverages 1.45%
Remy Cointreau SA	6,656	950
Construction & Engineering 1.60%
Vinci SA	10,701	1,054
Information Technology Services 1.13%
Atos SE	5,402	740
Machinery 1.24%
Alstom SA	18,108	817
Oil, Gas & Consumable Fuels 1.03%
Total SA	11,763	674
Textiles, Apparel & Luxury Goods 1.07%
LVMH Moet Hennessy Louis Vuitton SE	2,275	701
Total France		5,372

Germany 11.11%

Hotels, Restaurants & Leisure 1.25%
TUI AG	38,373	823
Industrial Conglomerates 1.08%
Rheinmetall AG	5,018	712
Insurance 1.60%
Allianz SE Registered Shares	4,642	1,049
Life Sciences Tools & Services 0.78%
MorphoSys AG *	4,992	511
Pharmaceuticals 1.04%
Bayer AG Registered Shares	6,054	683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Real Estate Management & Development 2.05%
Aroundtown SA *	115,486	$895
PATRIZIA Immobilien AG *	20,379	452
		1,347
Semiconductors & Semiconductor Equipment 0.98%
Infineon Technologies AG	23,925	643
Software 1.00%
SAP SE	6,248	656
Textiles, Apparel & Luxury Goods 1.33%
adidas AG	3,594	874
Total Germany		7,298

Hong Kong 5.60%

Auto Components 1.03%
Xinyi Glass Holdings Ltd.	446,000	679
Hotels, Restaurants & Leisure 2.18%
Galaxy Entertainment Group Ltd.	83,000	762
Melco Resorts & Entertainment Ltd. ADR	23,068	668
		1,430
Insurance 1.34%
AIA Group Ltd.	103,000	881
Paper & Forest Products 1.05%
Nine Dragons Paper Holdings Ltd.	454,000	688
Total Hong Kong		3,678

Hungary 0.95%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	57,068	623

India 0.60%

Banks
ICICI Bank Ltd. ADR	44,725	396

Indonesia 1.09%

Banks
Bank Rakyat Indonesia Persero Tbk PT	2,720,500	714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Ireland 0.70%

Banks
Bank of Ireland Group plc *	52,686	$462

Israel 0.65%

Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd. *	15,861	427

Italy 5.04%

Banks 1.41%
UniCredit SpA *	44,424	928
Capital Markets 0.74%
Anima Holding SpA †	71,042	483
Consumer Finance 0.64%
doBank SpA *†	29,670	419
Electric: Utilities 1.05%
Enel SpA	112,616	689
Electrical Equipment 1.20%
Prysmian SpA	25,143	790
Total Italy		3,309

Japan 19.51%

Automobiles 1.22%
Honda Motor Co., Ltd.	23,200	803
Banks 1.42%
Shinsei Bank Ltd.	18,600	288
Sumitomo Mitsui Financial Group, Inc.	15,100	641
		929
Building Products 1.22%
Daikin Industries Ltd.	7,200	800
Chemicals 0.82%
Asahi Kasei Corp.	40,235	538
Construction & Engineering 0.48%
Taisei Corp.	6,100	313
Distributors 1.00%
PALTAC Corp.	12,100	659
Diversified Financial Services 1.30%
ORIX Corp.	47,600	853
Food & Staples Retailing 1.01%
Sundrug Co., Ltd.	14,200	665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 1.27%
Sony Corp.	17,000	$836
Machinery 3.05%
DMG Mori Co., Ltd.	33,600	633
Komatsu Ltd.	15,400	516
SMC Corp.	2,100	854
		2,003
Metals & Mining 1.12%
Sumitomo Metal Mining Co. Ltd.	17,800	736
Professional Services 1.58%
en-japan, Inc.	9,200	523
Recruit Holdings Co., Ltd.	20,600	517
		1,040
Software 1.51%
Nintendo Co., Ltd.	2,227	989
Specialty Retail 1.15%
Bic Camera, Inc.	47,400	752
Trading Companies & Distributors 1.36%
Mitsubishi Corp.	33,130	892
Total Japan		12,808

Luxembourg 1.85%

Metals & Mining 1.29%
ArcelorMittal *	26,625	846
Multi-Line Retail 0.56%
B&M European Value Retail SA	67,322	369
Total Luxembourg		1,215

Mexico 1.13%

Banks
Grupo Financiero Banorte SAB de CV	121,000	740

Netherlands 5.87%

Banks 0.91%
ING Groep NV	35,285	595
Health Care Equipment & Supplies 1.17%
Koninklijke Philips NV	20,129	771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Insurance 1.16%
ASR Nederland NV	17,800	$761
Oil, Gas & Consumable Fuels 1.39%
Royal Dutch Shell plc B Shares	28,430	915
Semiconductors & Semiconductor Equipment 1.24%
ASML Holding NV	4,089	811
Total Netherlands		3,853

Norway 0.29%

Banks
Sparebank 1 Oestlandet	17,663	190

Philippines 0.72%

Banks
Metropolitan Bank & Trust Co.	288,302	475

Singapore 1.00%

Banks
United Overseas Bank Ltd.	31,300	659

South Africa 1.19%

Paper & Forest Products
Mondi plc	29,175	784

South Korea 2.18%

Auto Components 0.56%
Mando Corp.	1,707	371
Insurance 0.44%
ING Life Insurance Korea Ltd. †	6,789	287
Technology Hardware, Storage & Peripherals 1.18%
Samsung Electronics Co., Ltd.	332	775
Total South Korea		1,433

Sweden 1.42%

Commercial Services & Supplies 0.93%
Loomis AB Class B	16,958	612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Machinery 0.49%
Volvo AB B Shares	17,388	$319
Total Sweden		931

Switzerland 4.03%

Food Products 0.99%
Nestle SA Registered Shares	8,212	649
Insurance 1.52%
Swiss Life Holding AG Registered Shares *	2,803	999
Pharmaceuticals 1.52%
Novartis AG Registered Shares	8,322	673
Roche Holding AG	1,417	325
		998
Total Switzerland		2,646

Taiwan 1.54%

Semiconductors & Semiconductor Equipment 1.19%
Advanced Semiconductor Engineering, Inc.	304,682	445
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,638	334
		779
Technology Hardware, Storage & Peripherals 0.35%
Primax Electronics Ltd.	103,470	232
Total Taiwan		1,011

United Kingdom 9.13%

Beverages 0.85%
Coca-Cola European Partners plc	13,377	557
Capital Markets 0.90%
Schroders plc	13,226	594
Insurance 0.50%
Direct Line Insurance Group plc	61,323	328
Machinery 1.03%
Weir Group plc (The)	23,986	672
Metals & Mining 1.03%
Rio Tinto plc	13,308	675
Personal Products 1.58%
Unilever NV CVA	18,426	1,040
Professional Services 0.98%
RELX NV	31,059	644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Semiconductors & Semiconductor Equipment 0.36%
IQE plc *	129,138	$234
Tobacco 0.47%
British American Tobacco plc	5,343	309
Wireless Telecommunication Services 1.43%
Vodafone Group plc	343,768	941
Total United Kingdom		5,994

United States 1.20%

Insurance
Hiscox Ltd.	38,716	790
Total Common Stocks (cost $58,925,994)		63,821

RIGHTS 0.04%

Italy

Capital Markets
Anima Holding SpA * (cost $0)	71,042	27
Total Long-Term Investments (cost $58,925,994)		63,848

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,125,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,186,005; proceeds: $1,159,393 (cost $1,159,298)	$1,159	1,159
Total Investments in Securities 98.99% (cost $60,085,292)		$65,007
Foreign Cash and Other Assets in Excess of Liabilities 1.01%		660
Net Assets 100.00%		$65,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Amount is less than $1,000.

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Deutsche Bank AG	4/23/2018	4,682,000	$5,853,296	$5,768,730	$(84,566)
euro	Sell	Deutsche Bank AG	4/23/2018	4,682,000	5,756,917	5,768,730	(11,813)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(96,379)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$1,167	$—	$1,167
Austria	—	879	—	879
Belgium	—	782	—	782
Canada	345	—	—	345
China(3)	782	1,720	—	2,502
Denmark(3)	—	1,692	—	1,692
Finland	—	646	—	646
France	—	5,372	—	5,372
Germany(3)	—	7,298	—	7,298
Hong Kong	668	3,010	—	3,678
Hungary	—	623	—	623
India	396	—	—	396
Indonesia(3)	—	714	—	714
Ireland(3)	—	462	—	462
Israel	427	—	—	427
Italy(3)	—	3,309	—	3,309
Japan	—	12,808	—	12,808
Luxembourg	—	1,215	—	1,215
Mexico	740	—	—	740
Netherlands	—	3,853	—	3,853
Norway	190	—	—	190
Philippines	—	475	—	475
Singapore	—	659	—	659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 29, 2018

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
South Africa	$—	$784	$—	$784
South Korea(3)	—	1,433	—	1,433
Sweden(3)	—	931	—	931
Switzerland	—	2,646	—	2,646
Taiwan	334	677	—	1,011
United Kingdom(3)	557	5,437	—	5,994
United States(3)	—	790	—	790
Right	27	—	—	27
Repurchase Agreement	—	1,159	—	1,159
Total	$4,466	$60,541	$—	$65,007
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(96)	—	(96)
Total	$—	$(96)	$—	$(96)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $6,521,181 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on March 29, 2018. Securities in the amount of $626,036 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.91%

Australia 2.39%

Auto Components 0.81%
GUD Holdings Ltd.	46,802	$432
Diversified Financial Services 0.48%
IMF Bentham Ltd.	126,853	253
Electric: Utilities 1.10%
AusNet Services	453,767	587
Total Australia		1,272

Canada 4.05%

Metals & Mining 0.84%
Hudbay Minerals, Inc.	63,502	450
Oil, Gas & Consumable Fuels 2.42%
Africa Oil Corp. *	276,667	258
Canacol Energy Ltd. *	189,800	620
Vermilion Energy, Inc.	12,700	410
		1,288
Paper & Forest Products 0.79%
Interfor Corp. *	23,000	419
Total Canada		2,157

China 0.23%

Energy Equipment & Services
Hilong Holding Ltd.	784,000	121

Denmark 0.76%

Construction & Engineering
FLSmidth & Co. A/S	6,260	405

Finland 3.63%

Health Care Providers & Services 0.82%
Terveystalo OYJ *†	36,596	435
Machinery 2.05%
Konecranes OYJ	17,668	767
Outotec OYJ *	35,996	322
		1,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Finland (continued)

Trading Companies & Distributors 0.76%
Cramo OYJ	19,485	$406
Total Finland		1,930

France 5.70%

Construction Materials 1.19%
Vicat SA	8,377	633
Health Care Providers & Services 0.99%
Korian SA	15,577	527
Information Technology Services 0.99%
Altran Technologies SA	35,673	528
Life Sciences Tools & Services 0.27%
Genfit *	4,893	141
Real Estate Management & Development 1.37%
Nexity SA	11,414	731
Specialty Retail 0.89%
Maisons du Monde SA †	12,912	472
Total France		3,032

Germany 6.56%

Industrial Conglomerates 1.40%
Rheinmetall AG	5,239	744
Internet Software & Services 0.74%
XING SE	1,356	395
Life Sciences Tools & Services 1.95%
Gerresheimer AG	8,077	664
MorphoSys AG *	3,646	373
		1,037
Machinery 1.07%
Deutz AG	61,947	569
Real Estate Management & Development 1.40%
PATRIZIA Immobilien AG *	33,533	744
Total Germany		3,489

Hong Kong 3.71%

Auto Components 0.55%
Xinyi Glass Holdings Ltd.	192,000	292
Communications Equipment 0.94%
VTech Holdings Ltd.	39,400	500
Consumer Finance 1.12%
Sun Hung Kai & Co., Ltd.	956,000	598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Paper & Forest Products 1.10%
Lee & Man Paper Manufacturing Ltd.	545,000	$582
Total Hong Kong		1,972

India 0.87%

Consumer Finance
Satin Creditcare Network Ltd. *	74,741	461

Indonesia 1.57%

Banks 1.25%
Bank Tabungan Negara Persero Tbk PT	2,397,996	664
Consumer Finance 0.32%
PT Clipan Finance Indonesia Tbk *	7,426,600	173
Total Indonesia		837

Ireland 5.27%

Beverages 0.51%
C&C Group plc	82,891	271
Equity Real Estate Investment Trusts 1.25%
Hibernia REIT plc	374,697	666
Food Products 0.53%
Origin Enterprises plc	42,554	280
Health Care Providers & Services 1.08%
UDG Healthcare plc	47,323	577
Household Durables 1.90%
Cairn Homes plc *	204,696	456
Glenveagh Properties plc *†	403,720	551
		1,007
Total Ireland		2,801

Israel 2.08%

Chemicals 0.48%
Frutarom Industries Ltd.	2,809	258
Electronic Equipment, Instruments & Components 0.86%
Orbotech Ltd. *	7,350	457
Semiconductors & Semiconductor Equipment 0.74%
Tower Semiconductor Ltd. *	14,542	392
Total Israel		1,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Italy 8.51%

Capital Markets 1.19%
Anima Holding SpA †	92,805	$630
Construction Materials 1.14%
Buzzi Unicem SpA	25,903	607
Consumer Finance 1.11%
doBank SpA *†	41,844	591
Electrical Equipment 1.24%
Prysmian SpA	20,975	659
Internet & Direct Marketing Retail 1.34%
Yoox Net-A-Porter Group SpA *	15,332	713
Textiles, Apparel & Luxury Goods 2.49%
Brunello Cucinelli SpA	18,478	581
Moncler SpA	19,565	745
		1,326
Total Italy		4,526

Japan 20.03%

Banks 1.04%
Shinsei Bank Ltd.	35,700	554
Chemicals 1.57%
KH Neochem Co., Ltd.	28,900	838
Construction & Engineering 0.55%
SHO-BOND Holdings Co., Ltd.	3,900	290
Containers & Packaging 0.52%
Fuji Seal International, Inc.	6,900	275
Distributors 0.88%
PALTAC Corp.	8,600	469
Equity Real Estate Investment Trusts 1.34%
GLP J-Reit	644	713
Food Products 0.85%
Nichirei Corp.	16,700	454
Health Care Providers & Services 0.78%
Japan Lifeline Co., Ltd.	14,500	415
Hotels, Restaurants & Leisure 1.41%
HIS Co., Ltd.	9,000	328
St. Marc Holdings Co., Ltd.	14,500	423
		751
Information Technology Services 1.15%
NS Solutions Corp.	21,400	611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Machinery 1.80%
DMG Mori Co., Ltd.	31,400	$591
Tsubakimoto Chain Co.	45,000	368
		959
Professional Services 2.03%
en-japan, Inc.	11,100	631
TechnoPro Holdings, Inc.	7,400	447
		1,078
Real Estate Management & Development 1.20%
Kenedix, Inc.	102,400	638
Semiconductors & Semiconductor Equipment 0.82%
Megachips Corp. *	12,400	434
Software 1.03%
Capcom Co., Ltd.	23,600	547
Specialty Retail 2.10%
Bic Camera, Inc.	35,200	559
United Arrows Ltd.	14,800	561
		1,120
Wireless Telecommunication Services 0.96%
Okinawa Cellular Telephone Co.	13,900	508
Total Japan		10,654

Luxembourg 1.70%

Machinery 0.29%
Stabilus SA	1,588	151
Multi-Line Retail 1.41%
B&M European Value Retail SA	136,937	752
Total Luxembourg		903

Netherlands 4.05%

Air Freight & Logistics 0.50%
PostNL NV	70,162	263
Hotels, Restaurants & Leisure 1.29%
Basic-Fit NV *†	23,695	686
Insurance 1.01%
ASR Nederland NV	12,579	538
Machinery 1.25%
Aalberts Industries NV	13,059	665
Total Netherlands		2,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Philippines 2.14%

Banks 1.13%
Security Bank Corp.	129,630	$600
Real Estate Management & Development 1.01%
Filinvest Land, Inc.	17,052,500	539
Total Philippines		1,139

Portugal 0.58%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	99,734	307

South Korea 2.21%

Auto Components 1.26%
Mando Corp.	3,082	670
Insurance 0.95%
ING Life Insurance Korea Ltd. †	11,916	503
Total South Korea		1,173

Spain 4.01%

Food Products 1.24%
Ebro Foods SA	25,967	661
Household Durables 0.97%
Neinor Homes SA *†	27,477	516
Professional Services 0.54%
Applus Services SA	21,761	284
Real Estate Management & Development 1.26%
Aedas Homes SAU *†	18,331	671
Total Spain		2,132

Sweden 4.27%

Commercial Services & Supplies 3.28%
Bravida Holding AB †	88,513	634
Intrum Justitia AB	13,811	393
Loomis AB Class B	19,930	719
		1,746
Food & Staples Retailing 0.99%
Axfood AB	30,762	527
Total Sweden		2,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 0.37%

Household Durables
Forbo Holding AG Registered Shares	142	$199

Taiwan 1.49%

Semiconductors & Semiconductor Equipment 0.79%
Realtek Semiconductor Corp.	96,000	418
Technology Hardware, Storage & Peripherals 0.70%
Primax Electronics Ltd.	167,000	374
Total Taiwan		792

United Kingdom 10.72%

Capital Markets 2.19%
Man Group plc	209,323	505
TP ICAP plc	105,330	661
		1,166
Consumer Finance 1.23%
Arrow Global Group plc	132,688	655
Electronic Equipment, Instruments & Components 0.97%
accesso Technology Group plc *	15,977	514
Insurance 1.52%
Lancashire Holdings Ltd.	99,149	807
Machinery 2.20%
Bodycote plc	54,597	687
Concentric AB	27,311	482
		1,169
Media 0.41%
Huntsworth plc	162,683	217
Metals & Mining 1.04%
Hill & Smith Holdings plc	29,538	552
Pharmaceuticals 0.60%
Dechra Pharmaceuticals plc	8,755	323
Semiconductors & Semiconductor Equipment 0.44%
IQE plc *	128,879	234
Software 0.12%
Alfa Financial Software Holdings plc *†	13,779	66
Total United Kingdom		5,703

United States 1.41%

Exchange- Traded Funds 1.10%
VanEck Vectors Junior Gold Miners	18,309	588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Semiconductors & Semiconductor Equipment 0.31%
CEVA, Inc. *	4,525	$164
Total United States		752

Vietnam 1.60%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	173,283	852

Total Common Stocks (cost $47,137,843)		53,141

RIGHTS 0.18%

France 0.11%

Altran Technologies SA *	35,673	60

Italy 0.07%

Anima Holding SpA *	92,805	35
Total Rights (cost $0)		95
Total Investments in Securities 100.09% (cost $47,137,843)		53,236
Liabilities in Excess of Foreign Cash and Other Assets (0.09)%		(47)
Net Assets 100.00%		$53,189

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Deutsche Bank AG	4/23/2018	1,357,000	$1,696,481	$1,671,971	$(24,510)
euro	Sell	Deutsche Bank AG	4/23/2018	1,357,000	1,668,547	1,671,971	(3,424)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(27,934)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$253	$1,019	$—	$1,272
Canada(3)	1,899	258	—	2,157
China	—	121	—	121
Denmark	—	405	—	405
Finland(3)	—	1,930	—	1,930
France(3)	—	3,032	—	3,032
Germany	—	3,489	—	3,489
Hong Kong	—	1,972	—	1,972
India	—	461	—	461
Indonesia(3)	173	664	—	837
Ireland(3)	2,224	577	—	2,801
Israel	849	258	—	1,107
Italy(3)	—	4,526	—	4,526
Japan(3)	—	10,654	—	10,654
Luxembourg(3)	—	903	—	903
Netherlands(3)	—	2,152	—	2,152
Philippines(3)	539	600	—	1,139
Portugal(3)	—	307	—	307
South Korea(3)	—	1,173	—	1,173
Spain(3)	—	2,132	—	2,132
Sweden(3)	—	2,273	—	2,273
Switzerland	—	199	—	199
Taiwan	—	792	—	792
United Kingdom(3)	1,538	4,165	—	5,703
United States	752	—	—	752
Vietnam	—	852	—	852
Rights	95	—	—	95
Total	$8,322	$44,914	$—	$53,236
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(28)	—	(28)
Total	$—	$(28)	$—	$(28)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $11,686,727 were transferred from Level 1 to Level 2 due to a change in valuation technique resulting in adjusted valuations (as described in Note 2(a)) on March 29, 2018. Securities in the amount of $1,433,146 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.14%

Aerospace & Defense 2.00%

Textron, Inc.	106,068	$6,255

Airlines 1.20%

Alaska Air Group, Inc.	60,515	3,750

Banks 9.83%

CIT Group, Inc.	86,454	4,452
Citizens Financial Group, Inc.	146,000	6,129
East West Bancorp, Inc.	54,400	3,402
First Horizon National Corp.	277,000	5,216
KeyCorp	374,000	7,312
Sterling Bancorp	189,362	4,270
Total		30,781

Beverages 2.31%

Coca-Cola European Partners plc (United Kingdom)(a)	69,459	2,894
Cott Corp. (Canada)(a)	117,400	1,728
Molson Coors Brewing Co. Class B	34,656	2,610
Total		7,232

Capital Markets 3.19%

BrightSphere Investment Group plc (United Kingdom)(a)	262,284	4,134
E*TRADE Financial Corp.*	105,600	5,851
Total		9,985

Chemicals 4.58%

Ashland Global Holdings, Inc.	64,093	4,473
Axalta Coating Systems Ltd.*	96,531	2,914
Eastman Chemical Co.	45,017	4,753
FMC Corp.	28,611	2,191
Total		14,331

Commercial Services & Supplies 0.57%

ADT, Inc.	224,500	1,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 0.80%

Jacobs Engineering Group, Inc.	42,400	$2,508

Containers & Packaging 2.04%

Graphic Packaging Holding Co.	284,536	4,367
Packaging Corp. of America	18,002	2,029
Total		6,396

Electric: Utilities 5.55%

Edison International	66,500	4,233
FirstEnergy Corp.	210,295	7,152
Great Plains Energy, Inc.	188,500	5,993
Total		17,378

Electrical Equipment 2.73%

AMETEK, Inc.	47,501	3,609
Hubbell, Inc.	40,539	4,937
Total		8,546

Electronic Equipment, Instruments & Components 2.17%

Flex Ltd.*	215,900	3,525
Keysight Technologies, Inc.*	62,126	3,255
Total		6,780

Energy Equipment & Services 0.67%

Patterson-UTI Energy, Inc.	119,012	2,084

Equity Real Estate Investment Trusts 9.65%

Alexandria Real Estate Equities, Inc.	40,306	5,034
Boston Properties, Inc.	38,900	4,793
Duke Realty Corp.	164,901	4,367
Healthcare Trust of America, Inc. Class A	141,540	3,744
Highwoods Properties, Inc.	82,500	3,615
Invitation Homes, Inc.	149,600	3,415
UDR, Inc.	147,814	5,265
Total		30,233

Food Products 0.68%

Bunge Ltd.	28,717	2,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Investments	Shares		Fair Value (000)
Health Care Equipment & Supplies 3.43%

DENTSPLY SIRONA, Inc.		72,111	$3,628
Hill-Rom Holdings, Inc.		26,681	2,321
Zimmer Biomet Holdings, Inc.		44,000	4,798
Total			10,747

Health Care Providers & Services 2.98%

Cardinal Health, Inc.		49,200	3,084
Centene Corp.*		20,116	2,150
Encompass Health Corp.		71,474	4,086
Total			9,320

Hotels, Restaurants & Leisure 2.46%

Aramark		86,800	3,434
MGM Resorts International		121,778	4,264
Total			7,698

Household Durables 1.80%

Lennar Corp. Class A		66,800	3,937
Newell Brands, Inc.		66,619	1,698
Total			5,635

Information Technology Services 1.52%

Conduent, Inc.*		255,703	4,766

Insurance 8.98%

Argo Group International Holdings Ltd.		62,326	3,577
Hanover Insurance Group, Inc. (The)		41,048	4,839
Hartford Financial Services Group, Inc. (The)		88,086	4,538
Lancashire Holdings Ltd.(b)	GBP	205,300	1,671
Lincoln National Corp.		50,500	3,690
RenaissanceRe Holdings Ltd.		32,997	4,570
Validus Holdings Ltd.		39,400	2,658
XL Group Ltd.		46,800	2,586
Total			28,129

Life Sciences Tools & Services 1.19%

PerkinElmer, Inc.		49,300	3,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Investments	Shares		Fair Value (000)
Machinery 5.51%

ITT, Inc.		70,327	$3,445
Kennametal, Inc.		66,109	2,655
Parker-Hannifin Corp.		25,569	4,373
Pentair plc(United Kingdom)(a)		99,499	6,779
Total			17,252

Media 0.50%

Cable One, Inc.		2,300	1,580

Metals & Mining 2.38%

Freeport-McMoRan, Inc.*		133,369	2,343
Lundin Mining Corp.(b)	CAD	147,000	964
Steel Dynamics, Inc.		93,500	4,135
Total			7,442

Multi-Line Retail 1.06%

Dollar Tree, Inc.*		34,853	3,308

Multi-Utilities 2.00%

CMS Energy Corp.		138,425	6,269

Oil, Gas & Consumable Fuels 8.63%

Andeavor		38,900	3,911
Cabot Oil & Gas Corp.		124,100	2,976
Cimarex Energy Co.		40,169	3,756
Concho Resources, Inc.*		35,800	5,382
Hess Corp.		54,800	2,774
Noble Energy, Inc.		98,744	2,992
Parsley Energy, Inc. Class A*		70,155	2,034
Williams Cos., Inc. (The)		128,800	3,202
Total			27,027

Pharmaceuticals 0.73%

Mylan NV*		55,793	2,297

Road & Rail 1.13%

Kansas City Southern		32,267	3,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.20%

Lam Research Corp.	9,000	$1,828
Marvell Technology Group Ltd.	159,800	3,356
Qorvo, Inc.*	47,178	3,324
Tower Semiconductor Ltd. (Israel)*(a)	56,200	1,512
Total		10,020

Specialty Retail 1.23%

Advance Auto Parts, Inc.	32,500	3,853

Technology Hardware, Storage & Peripherals 1.44%

NetApp, Inc.	73,362	4,526
Total Common Stocks (cost $281,163,559)		307,309

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $6,440,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $6,789,222; proceeds: $6,651,846 (cost $6,651,299)	$6,651	6,651
Total Investments in Securities 100.27% (cost $287,814,858)		313,960
Liabilities in excess of Cash, Foreign Cash and Other Assets(c) (0.27)%		(835)
Net Assets 100.00%		$313,125

CAD	Canadian dollar
GBP	British pound

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Liabilities in excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 29, 2018

Open Forward Foreign Currency Exchange Contracts at March 29, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	6/22/2018	565,000	$802,306	$795,308	$6,998
British pound	Sell	Goldman Sachs	6/22/2018	115,000	162,886	161,877	1,009
British pound	Sell	Morgan Stanley	6/22/2018	134,000	190,139	188,622	1,517
British pound	Sell	Bank of America	6/22/2018	130,000	185,650	182,991	2,659
British pound	Sell	Bank of America	6/22/2018	44,000	62,531	61,936	595
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$12,778

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	6/22/2018	1,163,000	$1,640,488	$1,637,069	$(3,419)
British pound	Sell	Bank of America	6/22/2018	175,000	246,042	246,335	(293)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,712)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$307,309	$—	$—	$307,309
Repurchase Agreement	—	6,651	—	6,651
Total	$307,309	$6,651	$—	$313,960
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$13	$—	$13
Liabilities	—	(4)	—	(4)
Total	$—	$9	$—	$9

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.78%

ASSET-BACKED SECURITIES 25.31%

Automobiles 10.00%

Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	$2	$1,951
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	100	101,159
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	2	2,332
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	49	48,724
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,472
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	9	8,996
AmeriCredit Automobile Receivables Trust 2016-4 D	2.74%	12/8/2022	166	162,948
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	18	18,348
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	42,571
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	63,756
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	49	48,534
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,584
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	97	95,886
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	41,349
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	98,403
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	98,058
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	14,952
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	2	1,733
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	228	228,021
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,077
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	12	12,020
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	57,580
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	7	6,874
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,833
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	19	19,121
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	132	132,145
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	10,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	$10	$10,009
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,044
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	16	15,917
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	11,983
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	15	14,561
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	24	23,773
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	3,964
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	64	63,767
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	28	27,701
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17	16,741
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	32	31,659
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,140
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	10	10,409
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	28	27,615
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,366
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	108	107,201
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	165	162,716
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	49	48,119
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125	123,364
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	127	126,662
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	230	227,272
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	17	16,879
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,002
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	24	23,890
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	11,007
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	9	8,926
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	59	58,773
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	100	99,176
CPS Auto Receivables Trust 2017-D C†	3.01%	10/17/2022	100	99,461
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	23	23,158
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	1	674
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	5,048
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	14	13,902
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,473
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	2	1,995
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20	20,053
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	41,956
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	24	23,569
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78	78,137
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27	27,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	$37	$36,911
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	42	41,781
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180	179,172
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	40	40,052
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52	52,023
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	34	34,284
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	46	45,331
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50	49,550
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	39	38,123
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	12	11,714
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	21	21,375
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	47	46,406
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	51	50,625
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	2	1,942
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	60	60,118
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	10	9,957
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	48	47,597
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30	29,714
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	71	70,830
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	6	6,420
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	21	21,240
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	17	17,217
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	92	91,400
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	70,524
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	14	13,676
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	2	2,387
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	510	506,304
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26	25,744
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	14,007
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	6	6,327
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	12,575
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	77	77,144
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,216
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264	268,761
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	10	9,977
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	29	28,719
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	250	248,794
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	13,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	$89		$89,112
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	20		19,819
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%		11/16/2020	505		503,602
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	29		28,894
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10		9,943
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%		4/15/2020	3		3,185
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	6		5,992
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	4		4,020
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	—	(a)	217
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	50		49,412
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	33		32,241
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	57		56,901
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	32		31,684
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	40		39,564
Westlake Automobile Receivables Trust 2016-2A C†	2.83%		5/17/2021	10		10,007
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	11		10,956
Westlake Automobile Receivables Trust 2017-1A B†	2.30%		10/17/2022	100		99,691
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	78		78,095
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	67		66,403
Total						6,560,525

Credit Cards 6.79%

American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	167		164,073
American Express Credit Account Master Trust 2017-7 A	2.35%		5/15/2025	129		126,321
BA Credit Card Trust 2016-A1 A	2.167%(1 Mo. LIBOR + 0.39%)	#	10/15/2021	48		48,153
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	241		236,213
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	100		98,627
Barclays Dryrock Issuance Trust 2017-1 A	2.107%(1 Mo. LIBOR + 0.33%)	#	3/15/2023	220		220,838
Barclays Dryrock Issuance Trust 2017-2 A	2.077%(1 Mo. LIBOR + 0.30%)	#	5/15/2023	221		221,309
Capital One Multi-Asset Execution Trust 2015-A3	2.177%(1 Mo. LIBOR + 0.40%)	#	3/15/2023	50		50,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	$28	$27,936
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	28	27,525
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	247	242,771
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	133	129,698
Chase Issuance Trust 2012-A4	1.58%		8/16/2021	150	147,962
Chase Issuance Trust 2016-A2 A	1.37%		6/15/2021	22	21,693
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	35	35,092
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	178	174,426
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	145	142,732
Discover Card Execution Note Trust 2015-A4	2.19%		4/17/2023	100	98,713
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	100	98,284
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	161	158,189
First National Master Note Trust 2017-2 A	2.217%(1 Mo. LIBOR + 0.44%)	#	10/16/2023	172	171,922
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	168	167,045
Master Credit Card Trust II Series 2018-1A A†	2.331%(1 Mo. LIBOR + 0.49%)	#	7/22/2024	100	100,095
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	24	23,829
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%		4/15/2021	56	55,989
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	300	298,583
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	175,303
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	98,280
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	99	97,266
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	44	43,364
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	129	126,538
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	97,790
World Financial Network Credit Card Master Trust 2012-A	3.14%		1/17/2023	17	17,074
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	49	48,553
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	130,214
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	150	147,865
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	131	129,834
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	56	55,069
Total					4,455,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 8.52%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$162	$161,344
Ammc CLO 19 Ltd. 2016-19A A†	3.222%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	250	251,077
Apidos CLO X 2012-10A A†	3.187%(3 Mo. LIBOR + 1.42%)	#	10/30/2022	36	36,102
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	2.767%(1 Mo. LIBOR + 0.99%)	#	12/15/2027	100	99,828
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	8	7,916
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	28	27,729
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	20	19,797
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	22	21,858
Avery Point V CLO Ltd. 2014-5A AR†	2.711%(3 Mo. LIBOR + 0.98%)	#	7/17/2026	250	250,459
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	3.23%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	250	250,244
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	11	10,932
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	37	37,229
Conn’s Receivables Funding LLC 2017-A†	2.73%		7/15/2019	6	6,400
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	88	88,170
Dell Equipment Finance Trust 2016-1 B†	2.03%		7/22/2021	100	99,575
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	76	75,685
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	100	99,446
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	24	24,176
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	39	38,463
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020	100	99,460
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	100	98,701
Dryden 30 Senior Loan Fund 2013-30A AR†	2.659%(3 Mo. LIBOR + 0.82%)	#	11/15/2028	250	249,813
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	21	20,826
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	66	65,820
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	62	61,851
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	100	98,638
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	3.13%(3 Mo. LIBOR + 1.37%)	#	10/29/2026	500	500,405
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.327%(1 Mo. LIBOR + 1.55%)	#	3/15/2027	100	101,521
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.527%(1 Mo. LIBOR + 2.75%)	#	3/15/2027	100	101,408
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%		8/15/2020	100	99,460
Magnetite VII Ltd. 2012-7A A1R2†	2.62%(3 Mo. LIBOR + 0.80%)	#	1/15/2028	250	249,966
MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	8	8,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Mountain Hawk II CLO Ltd. 2013-2A A1†	2.905%(3 Mo. LIBOR + 1.16%)	#	7/22/2024	$213		$213,516
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.934%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	250		250,210
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	92		89,890
Navient Student Loan Trust 2018-1A A1†	2.062%(1 Mo. LIBOR + 0.19%)	#	3/25/2067	96		95,860
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	100		98,960
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100		99,223
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	35		34,546
Octagon Investment Partners XXI Ltd. 2014-1A A1AR†	3.183%(3 Mo. LIBOR + 1.35%)	#	11/14/2026	250		250,915
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	80		80,530
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	29		28,936
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	122		121,475
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	93		91,458
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	71		70,607
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	64		63,943
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	115		113,479
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	91		89,994
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	25		24,873
Tryon Park CLO Ltd. 2013-1A A1†	2.842%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	155		155,084
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.472%(1 Mo. LIBOR + 0.65%)	#	1/20/2022	5		5,032
West CLO Ltd. 2014-2A A1AR†	2.592%(3 Mo. LIBOR + 0.87%)	#	1/16/2027	250		250,190
Total						5,591,069
Total Asset-Backed Securities (cost $16,723,642)						16,607,046

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)
				—	(a)	91

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.27%

Electric: Power 0.06%

NRG Yield, Inc.†	3.25%	6/1/2020	$42	$41,696

Energy Equipment & Services 0.01%

SolarCity Corp.	1.625%	11/1/2019	10	9,150

Real Estate Investment Trusts 0.20%

VEREIT, Inc.	3.00%	8/1/2018	84	84,105
VEREIT, Inc.	3.75%	12/15/2020	44	44,470
Total				128,575
Total Convertible Bonds (cost $179,943)				179,421

CORPORATE BONDS 37.49%

Aerospace/Defense 0.41%

Embraer Overseas Ltd.†	5.696%	9/16/2023	33	35,351
Embraer SA (Brazil)(b)	5.15%	6/15/2022	2	2,102
Harris Corp.	1.999%	4/27/2018	60	59,987
KLX, Inc.†	5.875%	12/1/2022	45	46,532
Orbital ATK, Inc.	5.50%	10/1/2023	122	128,100
Total				272,072

Air Transportation 0.40%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(b)	3.875%	9/15/2024	16	16,306
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	9	9,756
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	134	137,397
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	73	73,410
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3	2,825
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	12	11,750
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	11	11,560
Total				263,004

Auto Parts: Original Equipment 0.49%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	83	86,009
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	17	16,171
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	207,000
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%	7/15/2023	14	14,770
Total				323,950

Automotive 1.43%

Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	19	20,663
Ford Motor Credit Co. LLC	8.125%	1/15/2020	300	324,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	2.40%		5/9/2019	$55	$54,734
General Motors Financial Co., Inc.	3.15%		6/30/2022	103	100,895
General Motors Financial Co., Inc.	3.20%		7/13/2020	23	22,963
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,628
General Motors Financial Co., Inc.	4.20%		3/1/2021	85	86,675
General Motors Financial Co., Inc.	4.375%		9/25/2021	67	68,919
Hyundai Capital America†	1.75%		9/27/2019	36	35,252
Hyundai Capital America†	2.00%		7/1/2019	5	4,931
Hyundai Capital America†	2.40%		10/30/2018	29	28,920
Hyundai Capital America†	2.50%		3/18/2019	117	116,311
Hyundai Capital America†	3.25%		9/20/2022	31	30,466
Total					941,298

Banks: Regional 7.55%

ABN AMRO Bank NV (Netherlands)(b)	6.25%		4/27/2022	400	436,822
Associated Banc-Corp.	2.75%		11/15/2019	29	28,863
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	3.00%		10/20/2020	200	199,193
Banco de Credito del Peru (Panama)†(b)	2.25%		10/25/2019	200	197,690
Bank of America Corp.	2.328%	#(c)	10/1/2021	59	57,708
Bank of America Corp.	2.369%(3 Mo. LIBOR + 0.66%)	#	7/21/2021	37	36,315
Bank of America Corp.†	3.004%	#(c)	12/20/2023	224	219,782
Bank of America Corp.	5.49%		3/15/2019	300	307,074
Bank of America Corp.	5.65%		5/1/2018	50	50,127
Bank of America Corp.	6.875%		4/25/2018	83	83,218
Bank of America Corp.	6.875%		11/15/2018	14	14,366
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	93,953
CIT Group, Inc.	4.125%		3/9/2021	28	28,210
Citigroup, Inc.	2.45%		1/10/2020	61	60,453
Citigroup, Inc.	2.705%(3 Mo. LIBOR + 0.96%)	#	4/25/2022	90	90,570
Citigroup, Inc.	2.876%(3 Mo. LIBOR + 0.95%)	#	7/24/2023	61	59,398
Citigroup, Inc.	2.90%		12/8/2021	70	68,978
Citigroup, Inc.	4.05%		7/30/2022	42	42,710
Citigroup, Inc.	8.50%		5/22/2019	45	47,819
Compass Bank	5.50%		4/1/2020	68	70,657
Credit Suisse AG	5.40%		1/14/2020	22	22,794
Discover Bank	8.70%		11/18/2019	250	270,767
European Investment Bank (Luxembourg)(b)	1.25%		5/15/2018	66	65,948
Goldman Sachs Group, Inc. (The)	2.863%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	64	64,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.876%	#(c)	10/31/2022	$96	$94,001
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023	67	65,251
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	103	109,120
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	119	124,107
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	24	25,976
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	19	20,113
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	55	57,222
HBOS plc (United Kingdom)†(b)	6.75%		5/21/2018	400	402,106
Intesa Sanpaolo SpA (Italy)(b)	3.875%		1/15/2019	200	201,342
Macquarie Bank Ltd. (Australia)†(b)	2.902%(3 Mo. LIBOR + 1.18%)	#	1/15/2019	136	137,014
Macquarie Group Ltd. (Australia)†(b)	4.15%	#(c)	3/27/2024	75	75,354
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020	75	78,538
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	75	79,461
Morgan Stanley	2.633%(3 Mo. LIBOR + 0.80%)	#	2/14/2020	56	56,177
Morgan Stanley	2.80%		6/16/2020	11	10,930
Morgan Stanley	2.925%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	59	59,736
Morgan Stanley	4.875%		11/1/2022	39	40,896
Morgan Stanley	7.30%		5/13/2019	200	209,613
Popular, Inc.	7.00%		7/1/2019	57	58,425
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022	22	23,363
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%		10/16/2020	55	54,542
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%		1/8/2021	173	171,953
Santander UK plc (United Kingdom)(b)	2.00%		8/24/2018	10	9,975
Santander UK plc (United Kingdom)(b)	2.50%		3/14/2019	38	37,871
Santander UK plc (United Kingdom)(b)	3.05%		8/23/2018	15	15,033
SVB Financial Group	5.375%		9/15/2020	5	5,273
Wells Fargo & Co.	3.069%		1/24/2023	117	115,092
Total					4,956,480

Beverages 0.00%

Beam Suntory, Inc.	1.75%		6/15/2018	2	1,996

Biotechnology Research & Production 0.02%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	11	11,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.69%

Atrium Windows & Doors, Inc.†	7.75%		5/1/2019	$13	$13,114
Boral Finance Pty Ltd. (Australia)†(b)	3.00%		11/1/2022	19	18,572
CPG Merger Sub LLC†	8.00%		10/1/2021	41	41,564
Griffon Corp.	5.25%		3/1/2022	61	61,476
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(b)	6.00%		12/30/2019	143	149,902
Martin Marietta Materials, Inc.	2.554%(3 Mo. LIBOR + 0.65%)	#	5/22/2020	10	10,042
Martin Marietta Materials, Inc.	6.60%		4/15/2018	14	14,021
Ply Gem Industries, Inc.	6.50%		2/1/2022	51	52,608
Summit Materials LLC/Summit Materials Finance Corp.	6.125%		7/15/2023	23	23,575
Vulcan Materials Co.	2.725%(3 Mo. LIBOR + 0.60%)	#	6/15/2020	65	64,923
Total					449,797

Business Services 0.38%

APX Group, Inc.	8.75%		12/1/2020	120	120,900
Chicago Parking Meters LLC†	5.489%		12/30/2020	30	29,993
ERAC USA Finance LLC†	5.25%		10/1/2020	25	26,252
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%		5/15/2023	49	53,226
Verisk Analytics, Inc.	4.875%		1/15/2019	17	17,272
Total					247,643

Chemicals 0.49%

Blue Cube Spinco, Inc.	9.75%		10/15/2023	62	71,396
Celanese US Holdings LLC	5.875%		6/15/2021	55	59,108
GCP Applied Technologies, Inc.†	9.50%		2/1/2023	9	9,942
Tronox Finance LLC†	7.50%		3/15/2022	18	18,686
Westlake Chemical Corp.	4.875%		5/15/2023	81	83,430
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	72	75,913
Total					318,475

Coal 0.06%

Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(b)	6.00%		12/11/2022	27	28,939
Peabody Energy Corp.†	6.00%		3/31/2022	8	8,190
Total					37,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.35%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	$32	$32,152
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	70	74,258
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	93	95,448
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	30	30,788
Total				232,646

Computer Software 0.79%

Activision Blizzard, Inc.†	6.125%	9/15/2023	221	231,186
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	3	3,035
First Data Corp.†	5.75%	1/15/2024	31	31,310
First Data Corp.†	7.00%	12/1/2023	77	81,139
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	41	41,564
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	63	70,402
TIBCO Software, Inc.†	11.375%	12/1/2021	55	59,984
Total				518,620

Construction/Homebuilding 0.41%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	11	11,083
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	98	99,470
Century Communities, Inc.	6.875%	5/15/2022	30	31,083
D.R. Horton, Inc.	3.75%	3/1/2019	60	60,285
M/I Homes, Inc.	6.75%	1/15/2021	3	3,101
William Lyon Homes, Inc.	5.75%	4/15/2019	30	30,168
William Lyon Homes, Inc.	7.00%	8/15/2022	35	35,963
Total				271,153

Containers 0.16%

OI European Group BV (Netherlands)†(b)	4.00%	3/15/2023	15	14,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	35	35,173
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	55	55,999
Total				105,497

Drugs 0.45%

CVS Health Corp.	3.125%	3/9/2020	14	14,034
CVS Health Corp.	3.35%	3/9/2021	19	19,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

CVS Health Corp.	3.70%	3/9/2023	$50	$50,209
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	14	14,945
Mylan, Inc.	2.55%	3/28/2019	122	121,445
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%	11/10/2021	9	8,476
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%	7/19/2019	30	29,016
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	44	39,645
Total				296,884

Electric: Power 2.23%

AES Corp. (The)	4.875%	5/15/2023	31	31,698
Dominion Energy, Inc.	2.962%	7/1/2019	37	36,941
Dominion Energy, Inc.†	1.50%	9/30/2018	30	29,830
Dominion Energy, Inc.	2.50%	12/1/2019	36	35,591
Dominion Energy, Inc.	4.104%	4/1/2021	77	78,682
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15	16,220
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22	23,552
Dynegy, Inc.	6.75%	11/1/2019	25	25,500
Emera US Finance LP	2.15%	6/15/2019	100	98,834
Emera US Finance LP	2.70%	6/15/2021	10	9,778
Enel Finance International NV (Netherlands)†(b)	2.875%	5/25/2022	200	195,315
Exelon Generation Co. LLC	3.40%	3/15/2022	7	7,010
Exelon Generation Co. LLC	4.25%	6/15/2022	2	2,060
Jersey Central Power & Light Co.	7.35%	2/1/2019	107	110,790
Metropolitan Edison Co.	7.70%	1/15/2019	11	11,430
Oklahoma Gas & Electric Co.	8.25%	1/15/2019	100	104,246
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	200	200,412
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021	102	108,358
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,378
PNM Resources, Inc.	3.25%	3/9/2021	28	27,986
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	10	10,489
PSEG Power LLC	5.125%	4/15/2020	3	3,117
Public Service Co. of New Mexico	7.95%	5/15/2018	19	19,120
Puget Energy, Inc.	6.00%	9/1/2021	35	37,990
San Diego Gas & Electric Co.	1.914%	2/1/2022	17	16,727
SCANA Corp.	4.125%	2/1/2022	33	32,795
SCANA Corp.	4.75%	5/15/2021	91	92,410
SCANA Corp.	6.25%	4/1/2020	39	40,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Sempra Energy	2.209%(3 Mo. LIBOR + 0.50%)	#	1/15/2021	$37	$37,021
TECO Finance, Inc.	5.15%		3/15/2020	7	7,250
Total					1,463,154

Electrical Equipment 0.29%

Analog Devices, Inc.	2.85%		3/12/2020	4	3,995
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375%		1/15/2020	79	77,923
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	71	67,651
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	43	42,220
Total					191,789

Electrical: Household 0.12%

General Cable Corp.	5.75%		10/1/2022	74	76,312

Electronics 0.10%

PerkinElmer, Inc.	5.00%		11/15/2021	10	10,482
Tech Data Corp.	3.70%		2/15/2022	55	54,643
Total					65,125

Entertainment 0.28%

Eldorado Resorts, Inc.	7.00%		8/1/2023	11	11,679
Scientific Games International, Inc.	6.25%		9/1/2020	31	31,194
Scientific Games International, Inc.	6.625%		5/15/2021	36	37,035
Scientific Games International, Inc.	10.00%		12/1/2022	91	98,337
Seminole Tribe of Florida, Inc.†	7.804%		10/1/2020	3	3,015
WMG Acquisition Corp.†	5.625%		4/15/2022	2	2,052
Total					183,312

Financial Services 2.22%

Discover Financial Services	5.20%		4/27/2022	44	46,168
E*TRADE Financial Corp.	2.95%		8/24/2022	18	17,535
International Lease Finance Corp.	5.875%		4/1/2019	34	34,934
International Lease Finance Corp.	6.25%		5/15/2019	104	107,592
International Lease Finance Corp.†	7.125%		9/1/2018	61	62,022
International Lease Finance Corp.	8.25%		12/15/2020	258	288,024
International Lease Finance Corp.	8.625%		1/15/2022	2	2,334
Jefferies Group LLC	8.50%		7/15/2019	289	308,909
Lazard Group LLC	4.25%		11/14/2020	75	77,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	$54	$54,945
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%		10/1/2020	99	101,227
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%		5/1/2019	22	22,418
Navient Corp.	4.875%		6/17/2019	21	21,220
Navient Corp.	5.00%		10/26/2020	120	121,050
Navient Corp.	5.50%		1/15/2019	42	42,567
Navient Corp.	5.875%		3/25/2021	14	14,368
Navient Corp.	6.625%		7/26/2021	58	60,465
Navient Corp.	8.00%		3/25/2020	12	12,780
OneMain Financial Holdings LLC†	7.25%		12/15/2021	49	50,807
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	7	7,411
Total					1,453,899

Food 0.25%

JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%		6/1/2021	138	139,898
Smithfield Foods, Inc.†	2.70%		1/31/2020	17	16,772
Smithfield Foods, Inc.†	3.35%		2/1/2022	10	9,798
Total					166,468

Health Care Products 0.30%

Becton Dickinson & Co.	2.944%(3 Mo. LIBOR + 0.88%)	#	12/29/2020	42	42,050
Life Technologies Corp.	5.00%		1/15/2021	49	50,983
Life Technologies Corp.	6.00%		3/1/2020	83	87,261
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	14	14,038
Total					194,332

Health Care Services 0.79%

Acadia Healthcare Co., Inc.	6.125%		3/15/2021	18	18,270
Centene Corp.	5.625%		2/15/2021	119	122,570
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	24	24,240
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	7	7,124
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	95	101,737
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	6	6,344
Kindred Healthcare, Inc.	6.375%		4/15/2022	7	7,053
Kindred Healthcare, Inc.	8.00%		1/15/2020	49	52,124
Kindred Healthcare, Inc.	8.75%		1/15/2023	30	31,875
Universal Health Services, Inc.†	3.75%		8/1/2019	11	11,096
Universal Health Services, Inc.†	4.75%		8/1/2022	136	138,468
Total					520,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.26%

Newell Brands, Inc.	3.85%	4/1/2023	$12	$11,986
Newell Brands, Inc.	2.875%	12/1/2019	7	6,964
Newell Rubbermaid, Inc.	3.15%	4/1/2021	34	33,705
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	109	114,995
Total				167,650

Insurance 0.31%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	36	37,170
Assurant, Inc.	4.20%	9/27/2023	45	45,282
CNA Financial Corp.	5.875%	8/15/2020	11	11,680
HUB International Ltd.†	7.875%	10/1/2021	6	6,218
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	17	17,884
Protective Life Corp.	7.375%	10/15/2019	15	15,963
Willis North America, Inc.	7.00%	9/29/2019	44	46,507
WR Berkley Corp.	5.375%	9/15/2020	24	25,188
Total				205,892

Leasing 0.03%

DAE Funding LLC†	4.00%	8/1/2020	18	17,595

Leisure 0.26%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	52	54,665
NCL Corp. Ltd.†	4.75%	12/15/2021	14	14,175
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	95	102,528
Total				171,368

Lodging 0.08%

Hyatt Hotels Corp.†	6.875%	8/15/2019	50	52,466

Machinery: Agricultural 0.15%

Bunge Ltd. Finance Corp.	8.50%	6/15/2019	1	1,063
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	94	99,205
Total				100,268

Machinery: Industrial/Specialty 0.17%

CNH Industrial Capital LLC	4.375%	4/5/2022	58	58,870
CNH Industrial Capital LLC	4.875%	4/1/2021	14	14,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Kennametal, Inc.	2.65%	11/1/2019		$10	$9,923
Nvent Finance Sarl (Luxembourg)†(b)	3.95%	4/15/2023		29	29,108
Total					112,338

Manufacturing 0.54%

Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023		52	52,129
Bombardier, Inc. (Canada)†(b)	7.50%	12/1/2024		13	13,488
Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021		97	106,821
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		45	45,736
General Electric Co.	5.50%	1/8/2020		17	17,684
Pentair Finance Sarl (Luxembourg)(b)	2.65%	12/1/2019		104	103,073
Pentair Finance Sarl (Luxembourg)(b)	2.90%	9/15/2018		17	17,005
Total					355,936

Media 0.54%

Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		92	92,230
Cox Communications, Inc.†	2.95%	6/30/2023		7	6,754
Cox Communications, Inc.†	3.25%	12/15/2022		49	48,140
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	100	104,000
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018		50	52,038
Time Warner Cable LLC	8.25%	4/1/2019		22	23,092
Time Warner Cable LLC	8.75%	2/14/2019		6	6,284
Viacom, Inc.	2.75%	12/15/2019		24	23,790
Total					356,328

Metal Fabricating 0.05%

Zekelman Industries, Inc.†	9.875%	6/15/2023		28	30,870

Metals & Minerals: Miscellaneous 2.45%

Aleris International, Inc.†	9.50%	4/1/2021		54	56,362
Anglo American Capital plc (United Kingdom)†(b)	4.125%	9/27/2022		200	202,798
Century Aluminum Co.†	7.50%	6/1/2021		80	81,800
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020		31	29,528
First Quantum Minerals Ltd. (Canada)†(b)	7.00%	2/15/2021		60	60,262
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022		271	298,777
Freeport-McMoRan, Inc.	6.875%	2/15/2023		21	22,628
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022		70	71,086
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021		286	298,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Funding LLC†	3.00%	10/27/2022	$11	$10,624
Glencore Funding LLC†	3.125%	4/29/2019	71	71,075
Glencore Funding LLC†	4.125%	5/30/2023	12	12,092
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	80	80,694
Hecla Mining Co.	6.875%	5/1/2021	23	23,518
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	35	36,488
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	35	38,675
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	65	68,981
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	56	57,330
Newmont Mining Corp.	3.50%	3/15/2022	17	17,035
Newmont Mining Corp.	5.125%	10/1/2019	67	68,963
Total				1,606,917

Natural Gas 0.09%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,321
National Fuel Gas Co.	3.75%	3/1/2023	8	7,982
National Fuel Gas Co.	4.90%	12/1/2021	11	11,426
National Fuel Gas Co.	7.395%	3/30/2023	25	28,765
Total				58,494

Office Furniture & Business Equipment 0.03%

Xerox Corp.	3.625%	3/15/2023	7	6,840
Xerox Corp.	5.625%	12/15/2019	10	10,402
Total				17,242

Oil 3.88%

Anadarko Petroleum Corp.	4.85%	3/15/2021	36	37,449
Anadarko Petroleum Corp.	6.95%	6/15/2019	7	7,323
Antero Resources Corp.	5.125%	12/1/2022	14	14,175
Bill Barrett Corp.	7.00%	10/15/2022	17	17,170
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	13	13,653
Canadian Oil Sands Ltd. (Canada)†(b)	9.40%	9/1/2021	63	73,122
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	21	21,105
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	33	33,536
Cenovus Energy, Inc. (Canada)(b)	5.70%	10/15/2019	35	36,214
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	400	399,788
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(b)	2.625%	5/5/2020	200	197,864
CNX Resources Corp.	8.00%	4/1/2023	47	49,849
CNX Resources Corp.	5.875%	4/15/2022	28	28,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Continental Resources, Inc.	5.00%		9/15/2022	$264	$268,290
Devon Energy Corp.	2.25%		12/15/2018	15	14,912
Devon Energy Corp.	6.30%		1/15/2019	6	6,141
Eclipse Resources Corp.	8.875%		7/15/2023	31	29,411
Encana Corp. (Canada)(b)	6.50%		5/15/2019	147	152,434
Eni SpA (Italy)†(b)	4.15%		10/1/2020	100	101,885
Gulfport Energy Corp.	6.625%		5/1/2023	33	33,495
KazMunayGas National Co. JSC (Kazakhstan)†(b)	9.125%		7/2/2018	100	101,526
Matador Resources Co.	6.875%		4/15/2023	59	61,507
Motiva Enterprises LLC†	5.75%		1/15/2020	11	11,447
Newfield Exploration Co.	5.75%		1/30/2022	51	53,550
Noble Energy, Inc.	5.625%		5/1/2021	88	89,708
Oasis Petroleum, Inc.	6.875%		3/15/2022	109	110,825
Petrobras Global Finance BV (Netherlands)(b)	6.125%		1/17/2022	25	26,775
Petroleos Mexicanos (Mexico)(b)	8.00%		5/3/2019	26	27,333
Phillips 66†	2.372%(3 Mo. LIBOR + 0.65%)	#	4/15/2019	16	16,005
Phillips 66	2.606%(3 Mo. LIBOR + 0.60%)	#	2/26/2021	19	19,026
Pioneer Natural Resources Co.	3.95%		7/15/2022	14	14,240
Pioneer Natural Resources Co.	6.875%		5/1/2018	21	21,065
Pioneer Natural Resources Co.	7.50%		1/15/2020	10	10,763
Range Resources Corp.	5.00%		8/15/2022	28	27,230
Range Resources Corp.	5.75%		6/1/2021	55	56,375
Range Resources Corp.	5.875%		7/1/2022	13	13,130
Resolute Energy Corp.	8.50%		5/1/2020	61	61,000
RSP Permian, Inc.	6.625%		10/1/2022	44	46,090
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%		11/30/2020	27	30,983
Sanchez Energy Corp.	6.125%		1/15/2023	23	16,891
Seven Generations Energy Ltd. (Canada)†(b)	6.75%		5/1/2023	8	8,300
Seven Generations Energy Ltd. (Canada)†(b)	6.875%		6/30/2023	81	84,442
SM Energy Co.	6.50%		11/15/2021	68	68,850
SM Energy Co.	6.50%		1/1/2023	32	32,000
Total					2,545,122

Oil: Crude Producers 5.22%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	26	27,301
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	133	141,479
Boardwalk Pipelines LP	5.20%		6/1/2018	55	55,163
Boardwalk Pipelines LP	5.75%		9/15/2019	7	7,244
Buckeye Partners LP	2.65%		11/15/2018	111	110,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Buckeye Partners LP	5.50%	8/15/2019	$50	$51,528
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	115	114,931
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	110	109,814
DCP Midstream Operating LP†	9.75%	3/15/2019	71	75,260
Enable Midstream Partners LP	2.40%	5/15/2019	50	49,480
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	79	82,521
Enbridge Energy Partners LP	5.20%	3/15/2020	100	103,260
Enbridge Energy Partners LP	9.875%	3/1/2019	110	116,595
Energy Transfer Partners LP	9.00%	4/15/2019	158	167,198
Energy Transfer Partners LP	9.70%	3/15/2019	129	136,847
Energy Transfer Partners LP	4.65%	6/1/2021	40	41,217
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	228	238,809
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	164	173,018
Gulf South Pipeline Co. LP	4.00%	6/15/2022	30	30,175
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	15	15,629
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	62	65,708
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	194	205,538
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	70	74,398
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	112	117,406
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	16,625
Kinder Morgan, Inc.†	5.625%	11/15/2023	66	70,713
Kinder Morgan, Inc.	6.50%	9/15/2020	9	9,647
Kinder Morgan, Inc.	7.25%	6/1/2018	79	79,523
Magellan Midstream Partners LP	6.55%	7/15/2019	26	27,133
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	33,536
MPLX LP	5.50%	2/15/2023	133	136,657
NGPL PipeCo LLC†	4.375%	8/15/2022	9	8,977
Northern Natural Gas Co.†	4.25%	6/1/2021	14	14,356
ONEOK Partners LP	3.20%	9/15/2018	22	22,084
ONEOK Partners LP	8.625%	3/1/2019	19	19,950
Panhandle Eastern Pipe Line Co. LP	7.00%	6/15/2018	65	65,646
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	37,832
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,071
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	252,450
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	200	213,752
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,162
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	25	24,309
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,805
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,107
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,522
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,015
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	25,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Western Gas Partners LP	2.60%	8/15/2018	$5	$4,994
Total				3,424,008

Oil: Integrated Domestic 0.35%

Calfrac Holdings LP†	7.50%	12/1/2020	27	26,629
FTS International, Inc.	6.25%	5/1/2022	51	51,382
National Oilwell Varco, Inc.	2.60%	12/1/2022	88	84,103
SESI LLC	7.125%	12/15/2021	59	60,180
TechnipFMC plc (United Kingdom)†(b)	3.45%	10/1/2022	4	3,930
Total				226,224

Real Estate Investment Trusts 0.90%

Brixmor Operating Partnership LP	3.875%	8/15/2022	29	29,146
Corporate Office Properties LP	3.70%	6/15/2021	84	83,943
DDR Corp.	4.625%	7/15/2022	34	35,269
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	10	9,790
Healthcare Trust of America Holdings LP	3.375%	7/15/2021	29	29,106
Kilroy Realty LP	6.625%	6/1/2020	92	98,240
Senior Housing Properties Trust	3.25%	5/1/2019	9	9,008
SL Green Operating Partnership LP	3.25%	10/15/2022	3	2,928
SL Green Realty Corp.	4.50%	12/1/2022	12	12,318
SL Green Realty Corp.	5.00%	8/15/2018	8	8,034
SL Green Realty Corp.	7.75%	3/15/2020	75	81,457
VEREIT Operating Partnership LP	3.00%	2/6/2019	118	118,040
VEREIT Operating Partnership LP	4.125%	6/1/2021	41	41,831
Weyerhaeuser Co.	4.70%	3/15/2021	25	26,000
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,128
Total				587,238

Retail 0.31%

Best Buy Co., Inc.	5.00%	8/1/2018	117	117,839
Dollar Tree, Inc.	5.75%	3/1/2023	84	87,958
Total				205,797

Savings & Loan 0.17%

People’s United Financial, Inc.	3.65%	12/6/2022	109	110,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel 0.18%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%		5/15/2021	$63	$65,487
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%		5/1/2022	52	53,690
Total					119,177

Technology 0.52%

Baidu, Inc. (China)(b)	3.25%		8/6/2018	200	200,349
eBay, Inc.	2.253%(3 Mo. LIBOR + 0.48%)	#	8/1/2019	75	75,138
Expedia Group, Inc.	7.456%		8/15/2018	58	58,969
VeriSign, Inc.	4.625%		5/1/2023	8	8,028
Total					342,484

Telecommunications 0.14%

AT&T, Inc.	2.85%		2/14/2023	19	19,103
GCI, Inc.	6.75%		6/1/2021	14	14,193
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%		10/15/2020	26	24,180
Level 3 Parent LLC	5.75%		12/1/2022	31	31,058
Total					88,534

Textiles Products 0.03%

Springs Industries, Inc.	6.25%		6/1/2021	22	22,357

Toys 0.01%

Mattel, Inc.	2.35%		8/15/2021	9	7,987

Transportation: Miscellaneous 0.13%

Asciano Finance Ltd. (Australia)†(b)	5.00%		4/7/2018	25	25,005
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	25	25,719
XPO Logistics, Inc.†	6.50%		6/15/2022	33	34,155
Total					84,879

Utilities 0.02%

United Utilities plc (United Kingdom)(b)	5.375%		2/1/2019	10	10,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.01%

HD Supply, Inc.†	5.75%	4/15/2024	$6	$6,336
Total Corporate Bonds (cost $24,752,957)				24,596,812

FLOATING RATE LOANS(e) 2.31%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%(6 Mo. LIBOR + 6.50%)	8/31/2020	6	6,150	(f)

Beverages 0.09%
Keurig Green Mountain, Inc. Term Loan A	3.00%(1 Wk. LIBOR + 1.25%)	3/3/2021	60	59,590

Biotechnology Research & Production 0.14%

Alexion Pharmaceuticals, Inc. Global Term Loan	3.377%(1 Mo. LIBOR + 1.50%)	6/22/2020	89	88,756	(f)

Chemicals 0.20%

Celanese U.S. Holdings LLC Term Loan	3.164%(1 Mo. LIBOR + 1.50%)	7/15/2021	53	52,749
FMC Corporation Delayed Draw Term Loan A	3.127%(1 Mo. LIBOR + 1.25%)	4/21/2020	15	15,047	(f)
Mosaic Company (The) USD Term Loan	3.377%(1 Mo. LIBOR + 1.50%)	11/18/2021	56	56,325	(f)
Sherwin-Williams Company (The) Term Loan A	2.936%(1 Mo. LIBOR + 1.25%)	4/13/2021	5	5,100	(f)
Total				129,221

Computer Hardware 0.32%

Dell International L.L.C. Replacement Term Loan A2	3.63%(1 Mo. LIBOR + 1.75%)	9/7/2021	121	120,786
Dell International LLC Replacement Term Loan A3	3.38%(1 Mo. LIBOR + 1.50%)	12/31/2018	92	92,346
Total				213,132

Containers 0.08%

Ball Corp. USD Term Loan A	3.377%(1 Mo. LIBOR + 1.50)	3/18/2021	53	53,304	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.09%

Analog Devices, Inc. Three Year Term Loan	2.865%(1 Mo. LIBOR + 1.13%)		9/23/2019	$61	$61,004	(f)

Entertainment 0.03%

GLP Capital L.P. Incremental Tranche A1 Term Loan	3.286%(1 Mo. LIBOR + 1.50%)		7/31/2020	20	19,858

Food 0.02%

Blue Buffalo Company, Ltd.	—	(g)	5/27/2024	15	14,990	(f)

Health Care Products 0.12%

Zimmer Biomet Holdings, Inc. Term Loan A	3.127%(1 Mo. LIBOR + 1.25%)		9/30/2019	64	64,020	(f)
Zimmer Holdings, Inc. Term Loan	3.252%(1 Mo. LIBOR + 1.38%)		5/29/2019	15	14,967	(f)
Total					78,987

Health Care Services 0.00%

Laboratory Corp. of America Holdings Term Loan	3.127%(1 Mo. LIBOR + 1.25%)		12/19/2019	2	1,916	(f)

Investment Management Companies 0.05%

RPI Finance Trust Term Loan A3	4.05%(3 Mo. LIBOR + 1.75%)		10/14/2021	31	31,100

Lodging 0.11%

Venetian Macan New Initial Term Loan	—	(g)	5/31/2022	70	70,175	(f)

Machinery: Industrial/Specialty 0.05%

Flowserve Corp. 2012 Term Loan	3.80%(3 Mo. LIBOR + 1.50%)		10/14/2020	31	31,367	(f)

Manufacturing 0.08%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(b)	3.06%(2 Mo. LIBOR + 1.38%)		3/2/2020	50	50,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.09%

Discovery Communications, LLC	—	(g)	3/5/2021	$61	$61,076

Miscellaneous 0.12%

Harris Corp. 3 Year Tranche Term Loan	3.38%(1 Mo. LIBOR + 1.50%)		5/29/2018	3	2,843	(f)
Rockwell Collins, Inc. Term Loan	3.00%(1 Mo. LIBOR + 1.25%)		12/16/2019	53	53,369
UTEX Industries Inc. 1st Lien Initial Term loan	5.877%(1 Mo. LIBOR + 4.00%)		5/21/2021	14	13,713
UTEX Industries, Inc. 2nd Lien Term Loan	9.127%(1 Mo. LIBOR + 7.25%)		5/20/2022	6	5,828
Total					75,753

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(b)	2.66%(3 Mo. LIBOR + 0.85%)		2/14/2020	20	19,938	(f)

Oil: Crude Producers 0.03%

Buckeye Partners L.P. Delay Drew Term Loan	3.23%(1 Mo. LIBOR + 1.35%)		9/30/2019	17	16,958	(f)

Real Estate Investment Trusts 0.45%

American Tower Corporation 2017 Term Loan	3.13%(1 Mo. LIBOR + 1.25%)		1/31/2023	251	250,500	(f)
Invitation Homes Operating Partnership LP Term Loan A	3.486%(1 Mo. LIBOR + 1.70%)		2/7/2022	48	47,070
Total					297,570

Retail 0.20%

PVH Corp. Tranche A Term Loan	3.308%(1 Mo. LIBOR + 1.50%)		5/19/2021	132	131,907

Technology 0.00%

Symantec Corp. Term Loan A2	3.313%(1 Mo. LIBOR + 1.50%)		8/1/2019	2	1,500
Total Floating Rate Loans (cost $1,511,150)					1,514,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Foreign Government Obligations(b) 0.87%

Argentina 0.12%

Republic of Argentina	4.625%		1/11/2023	$55	$53,089
Republic of Argentina	5.625%		1/26/2022	25	25,425
Total					78,514

Japan 0.59%

Japan Bank for International Corp.	2.375%		11/16/2022	200	194,499
Japan Bank for International Corp.	2.50%		6/1/2022	200	196,319
Total					390,818

Qatar 0.16%

State of Qatar†	5.25%		1/20/2020	100	103,787
Total Foreign Government Obligations (cost $581,413)					573,119

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.07%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.545%	#(h)	10/25/2030	20	20,062
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.884%	#(h)	1/25/2047	143	143,568
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.742%	#(h)	4/25/2045	75	75,522
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.813%	#(h)	6/25/2047	104	105,071
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.563%	#(h)	8/25/2045	30	30,231
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.164%	#(h)	4/25/2046	30	30,105
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(h)	10/25/2047	39	38,848
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	12	11,549
Government National Mortgage Assoc. 2014-112 A	3.00%	#(h)	1/16/2048	7	6,568
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	17	16,909
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	27	26,253
Government National Mortgage Assoc. 2014-64 IO	1.171%	#(h)	12/16/2054	306	19,739
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	663
Government National Mortgage Assoc. 2014-78 IO	0.601%	#(h)	3/16/2056	55	2,416
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	11	10,722
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	26	25,917
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	42	41,222
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	56	53,619
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	39	38,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	$49	$46,987
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	171	166,689
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(h)	8/16/2051	28	27,470
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	67	63,773
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	193	186,644
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	58	56,069
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	90	87,082
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	88	85,136
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	83	80,568
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	59	57,211
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	74	71,698
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48	46,632
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	30	28,463
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	30	28,463
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	60	57,792
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	57	55,945
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	48	46,061
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	66	63,943
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	59	57,824
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,070,423)					2,011,560

Government Sponsored Enterprises Pass-Throughs 0.40%

Federal Home Loan Mortgage Corp.	3.129%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	11	11,070
Federal Home Loan Mortgage Corp.	3.539%(12 Mo. LIBOR + 1.83%)	#	6/1/2042	9	8,892
Federal Home Loan Mortgage Corp.	3.581%(12 Mo. LIBOR + 1.82%)	#	6/1/2041	12	12,673
Federal Home Loan Mortgage Corp.	3.645%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	18	19,252
Federal National Mortgage Assoc.	2.69%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	9	8,632
Federal National Mortgage Assoc.	2.716%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	35	35,491
Federal National Mortgage Assoc.	2.835%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	10	9,592
Federal National Mortgage Assoc.	2.914%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	20	20,186
Federal National Mortgage Assoc.	3.135%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	18	18,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.557%(12 Mo. LIBOR + 1.81%)	#	10/1/2040	$1	$1,155
Federal National Mortgage Assoc.	3.562%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	2	1,750
Federal National Mortgage Assoc.	3.577%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	3	3,015
Federal National Mortgage Assoc.	3.583%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	40	41,669
Federal National Mortgage Assoc.	3.634%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	31	32,680
Federal National Mortgage Assoc.	3.67%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	38	39,048
Total Government Sponsored Enterprises Pass-Throughs (cost $268,503)					263,861

Municipal Bonds 0.06%

Miscellaneous

Illinois	4.95%		6/1/2023	7	7,240
Illinois	5.877%		3/1/2019	15	15,327
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	15	14,897
Total Municipal Bonds (cost $37,346)					37,464

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.98%

A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	112	110,751	(i)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	34	33,954
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	99,207
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	11	11,332
Aventura Mall Trust 2013-AVM C†	3.743%	#(h)	12/5/2032	100	100,876
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.627%	#(h)	1/15/2033	59	59,575
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.207%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	71	71,527
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	195,463
BB-UBS Trust 2012-TFT B†	3.468%	#(h)	6/5/2030	100	97,287
BB-UBS Trust 2012-TFT C†	3.468%	#(h)	6/5/2030	100	96,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BBCMS Mortgage Trust 2017-GLKS B†	2.977%(1 Mo. LIBOR + 1.20%)	#	11/15/2034	$39	$39,128
BBCMS Mortgage Trust 2017-GLKS C†	3.177%(1 Mo. LIBOR + 1.40%)	#	11/15/2034	10	10,019
BBCMS Mortgage Trust 2018-TALL A†	2.499%	#(h)	3/15/2037	320	318,879
BBCMS Mortgage Trust 2018-TALL E†	4.214%	#(h)	3/15/2037	132	131,458
BDS 2018-FL1 A†	2.425%(1 Mo. LIBOR + .85%)	#	1/15/2035	100	100,381
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	#(h)	11/11/2041	15	15,364
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.677%	#(h)	11/11/2041	25	25,689
BX Commercial Mortgage Trust 2018-BIOA A†	2.321%	#(h)	3/15/2037	209	208,056
BX Trust 2017-SLCT A†	2.697%(1 Mo. LIBOR + 0.92%)	#	7/15/2034	55	55,190
BX Trust 2017-SLCT B†	2.977%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	47	47,140
BX Trust 2017-SLCT D†	3.827%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	73	73,253
BX Trust 2017-SLCT E†	4.927%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	60	60,376
BX Trust 2017-SLCT F†	6.027%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	32	32,260
BXP Trust 2017-CQHP A†	2.627%(1 Mo. LIBOR + 0.85%)	#	11/15/2034	43	43,142
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	300	303,165
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	99	100,389
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	149	151,849
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354%	#(h)	10/15/2034	40	40,634
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354%	#(h)	10/15/2034	140	137,200
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823%	#(h)	10/15/2034	1,000	34,594
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393%	#(h)	10/15/2034	1,000	17,616
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	28,816
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	28,982
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.203%	#(h)	11/10/2049	194	14,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.785%	#(h)	12/10/2054	$191	$10,056
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	137,758
CHT Mortgage Trust 2017-CSMO A†	2.707%	#(h)	11/15/2036	282	282,980
CHT Mortgage Trust 2017-CSMO B†	3.177%	#(h)	11/15/2036	100	100,349
CHT Mortgage Trust 2017-CSMO D†	4.027%	#(h)	11/15/2036	100	100,539
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,910
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.441%	#(h)	6/10/2048	978	23,968
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#(h)	7/15/2027	46,545	382
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.877%(1 Mo. LIBOR + 2.10%)	#	9/15/2027	100	99,681
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	100	97,041
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.034%	#(h)	12/10/2049	6	5,984
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	#(h)	3/10/2039	35	35,578
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	199,271
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	10	10,032
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	1	1,017
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	109	105,520
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.70%(1 Mo. LIBOR + 1.95%)	#	7/13/2031	62	62,595
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.098%	#(h)	9/10/2047	2,000	18,657
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.744%	#(h)	7/10/2050	97	3,298
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(h)	8/10/2029	100	98,721
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	84,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.46%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	$73	$73,310
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.04%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	100	100,330
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(h)	10/15/2034	578	6,900	(i)
Commercial Mortgage Trust 2016-CD1 XA IO	1.434%	#(h)	8/10/2049	56	4,948
Core Industrial Trust 2015-CALW XA IO†	0.81%	#(h)	2/10/2034	1,006	27,496
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	47	47,796
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	206,654
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(h)	9/15/2037	1,000	33,455
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	3.097%(1 Mo. LIBOR + 1.32%)	#	4/15/2029	72	72,044
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.277%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	50	50,301
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.277%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	50	50,419
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.727%(1 Mo. LIBOR + 0.95%)	#	2/15/2031	50	50,096
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.277%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	50	50,121
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	144	142,743
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	49,582
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	49,655
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(h)	4/5/2033	50	49,257
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	60,293
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(h)	7/10/2034	50	49,941
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197%	#(h)	7/10/2034	109	107,847
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(h)	7/10/2034	50	48,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†	Zero Coupon	#(h)	7/10/2034	$28,675	$42,600	(i)
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935%	#(h)	2/15/2031	1,376	18,949	(i)
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	2.727%(1 Mo. LIBOR + 0.95%)	#	12/15/2020	50	50,021
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,059
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.807%	#(h)	1/15/2049	992	99,541
DBJPM Mortgage Trust 2016-C3 XA IO	1.51%	#(h)	9/10/2049	198	19,161
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	20	19,179
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(h)	12/10/2036	3,140	12,686
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382%	#(h)	12/15/2034	100	100,218
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(h)	12/15/2034	323	322,644
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	100	98,082
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	51	50,700
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(h)	2/10/2029	100	101,256
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.111%	#(h)	2/10/2037	1,590	20,058	(i)
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	100	98,399
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.627%(1 Mo. LIBOR + 0.85%)	#	7/15/2032	100	100,223
GS Mortgage Securities Trust 2011-GC5 B†	5.399%	#(h)	8/10/2044	107	112,535
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.954%	#(h)	1/10/2045	299	17,731
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,730
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(h)	4/10/2031	100	97,047
GS Mortgage Securities Trust 2015-GS1 XB IO	0.184%	#(h)	11/10/2048	1,082	17,123
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,652	(i)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	25,707	(i)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	34,690	(i)
H/2 Asset Funding 2015-1A-AFL	2.633%		6/24/2049	9	9,298	(i)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	9	9,168	(i)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25	24,774	(i)
Hilton Orlando Trust 2018-ORL A†	2.547%(1 Mo. LIBOR + 0.77%)	#	12/15/2034	41	41,133
Hilton Orlando Trust 2018-ORL D†	3.477%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	34	34,164
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	97,816
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	98,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

HMH Trust 2017-NSS C†	3.787%		7/5/2031	$100	$98,106
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	99,011
Hospitality Mortgage Trust 2017-HIT D†	3.861%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	100	100,439
Hospitality Mortgage Trust 2017-HIT E†	5.261%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	100	100,776
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	99,690
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	174,969
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(h)	8/5/2034	1,000	50,425
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	28	26,993
Irvine Core Office Trust 2013-IRV A2†	3.174%	#(h)	5/15/2048	10	9,994
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446%	#(h)	12/5/2027	25	26,817
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(h)	5/15/2045	11	11,470
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	189	191,592
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25	24,766
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%		11/15/2047	3	3,324
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.126%	#(h)	1/15/2048	963	44,068
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	200,130
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	50	49,901
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.671%	#(h)	7/15/2048	972	29,230
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	20	20,117
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.811%	#(h)	12/15/2049	991	42,604
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	222,006
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	24,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	$20	$19,844
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(h)	10/5/2031	35	34,635
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(h)	10/5/2031	12	11,690
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(h)	10/5/2031	1,000	21,005
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	3.227%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	68	68,129
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.627%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	10	10,038
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.527%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	27	27,191
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#(h)	10/15/2018	4,967	31,838
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.092%	#(h)	9/15/2050	998	72,021
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	66,936
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,034
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(h)	6/5/2032	20	20,037
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.968%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	20	20,074
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.668%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	31	31,183
LMREC, Inc. 2015-CRE1 A†	3.611%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	100	102,302
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(h)	4/20/2048	8	7,502
LSTAR Commercial Mortgage Trust 2015-3 A3†	3.112%	#(h)	4/20/2048	56	55,694
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.95%	#(h)	3/10/2049	991	71,141
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	98	97,061
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	98,242
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	104,861
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	50	48,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	$10	$10,008
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.727%	#(h)	7/15/2050	487	15,472
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,261
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.452%	#(h)	11/15/2049	986	86,213
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	48,470
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	97,299
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(h)	9/13/2031	9,863	14,893
Morgan Stanley Capital I Trust 2012-C4 B†	5.213%	#(h)	3/15/2045	100	105,637
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	100,813
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,200
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.996%	#(h)	8/15/2049	1,000	68,475
Morgan Stanley Capital I Trust 2017-PRME D†	5.177%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	90	90,375
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	19	18,315
MSCG Trust 2016-SNR A†	3.348%	#(h)	11/15/2034	69	67,696
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	33	32,636
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	25	25,080
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	17	17,365
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(h)	11/15/2032	98	99,655
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(h)	11/15/2032	24	24,121
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,813
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	76,263
Palisades Center Trust 2016-PLSD XCP IO†	0.965%	#(h)	5/13/2018	1,000	980
PFP Ltd. 2017-3 A†	2.827%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	92	92,355
PFP Ltd. 2017-3 B†	3.527%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	100	100,346
PFP Ltd. 2017-3 D†	5.277%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	100	100,735
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	119,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	$80	$79,557
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/25/2040	131	130,680
RAIT Trust 2017-FL8 A†	2.627%(1 Mo. LIBOR + 0.85%)	#	12/15/2037	46	45,785
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	98,306
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	37	36,463
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	43	42,981
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	134	132,769
Shops at Crystals Trust 2016-CSTL XB IO†	0.203%	#(h)	7/5/2036	1,000	17,515
Stonemont Portfolio Trust 2017-MONT D†	3.872%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	100	100,345
Stonemont Portfolio Trust 2017-MONT E†	4.572%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	149	149,819
Stonemont Portfolio Trust 2017-MONT F†	5.422%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	17	17,120
Stonemont Portfolio Trust 2017-MONT XCP IO†	0.638%	#(h)	8/20/2030	14,750	67,408
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(h)	6/10/2030	100	97,066
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	34,532
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	75	74,080
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	52	52,093
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.978%	#(h)	3/10/2046	906	35,256
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,731
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	297,252
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.296%	#(h)	10/15/2044	10	9,964
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.277%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	100	100,117
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.127%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	27	27,049
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.599%	#(h)	11/15/2043	100	103,282
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	20,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	$10		$10,100
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(h)	6/15/2048	2,000		6,299
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10		10,010
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.60%	#(h)	12/15/2048	36		37,465
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.776%	#(h)	9/15/2048	970		39,885
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.793%	#(h)	8/15/2049	985		113,089
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74		73,948
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31		30,987
West Town Mall Trust 2017-KNOX C†	4.346%	#(h)	7/5/2030	25		24,257
West Town Mall Trust 2017-KNOX D†	4.346%	#(h)	7/5/2030	25		23,445
West Town Mall Trust 2017-KNOX E†	4.346%	#(h)	7/5/2030	16		14,412
West Town Mall Trust 2017-KNOX X IO†	0.376%	#(h)	7/5/2030	1,604		24,390
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(h)	2/15/2044	25		25,646
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	21		21,192
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50		50,476
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.761%	#(h)	6/15/2045	25		25,808
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.434%	#(h)	6/15/2045	77		3,533
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(a)	3
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.849%	#(h)	8/15/2045	355		22,390
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	311		307,138
WFCG Commercial Mortgage Trust 2015-BXRP A†	2.899%(1 Mo. LIBOR + 1.12%)	#	11/15/2029	16		15,791
Total Non-Agency Commercial Mortgage-Backed Securities (cost $14,618,695)						14,421,172

				Shares (000)
PREFERRED STOCK 0.01%

Oil

Templar Energy LLC (cost $11,530)				1		8,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 1.01%

U.S. Treasury Note (cost $665,033)	2.00%	1/31/2020	$668	$664,816
Total Long-Term Investments (cost $61,421,363)				60,878,302

SHORT-TERM INVESTMENTS 6.77%

COMMERCIAL PAPER 3.73%

Automotive 0.15%

Ford Motor Credit Co.	2.058%	7/16/2018	100	99,263

Electric: Power 0.46%

Hawaiian Electric Co.	2.638%	4/3/2018	300	299,978

Electrical: Household 0.38%

Molex Electronic Technologies	2.542%	4/30/2018	250	249,514

Household Equipment/Products 0.38%

Newell Rubbermaid, Inc.	2.847%	4/30/2018	250	249,455

Manufacturing 0.46%

Pentair Finance SA	2.689%	4/4/2018	300	299,956

Oil: Crude Producers 1.52%

Enable Midstream	2.592%	4/4/2018	250	249,964
Enable Midstream	3.109%	5/30/2018	250	248,687
Enbridge (US), Inc.	2.955%	5/25/2018	250	248,933
Enbridge Energy Partners LP	2.489%	4/2/2018	250	250,000
Total				997,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.38%

Kansas City Southern	2.286%		4/2/2018	$250	$250,000
Total Commercial Paper (cost $2,445,814)					2,445,750

CONVERTIBLE BOND 0.04%

Energy Equipment & Services

SolarCity Corp. (cost $26,709)	2.75%		11/1/2018	27	26,494

CORPORATE BONDS 1.14%

Banks: Regional 0.33%

Goldman Sachs Group, Inc. (The)	6.15%		4/1/2018	19	19,000
Sberbank of Russia Via SB Capital SA (Luxembourg)(b)	4.15%		3/6/2019	200	201,322
Total					220,322

Computer Hardware 0.08%

HP, Inc.	2.662%(3 Mo. LIBOR + 0.94%)	#	1/14/2019	50	50,190

Electric: Power 0.52%

Cleveland Electric Illuminating Co. (The)	8.875%		11/15/2018	162	167,923
Eversource Energy	1.45%		5/1/2018	11	10,991
Pacific Gas & Electric Co.†	2.214%(3 Mo. LIBOR + .23%)	#	11/28/2018	100	99,765
PG&E Corp.	2.40%		3/1/2019	13	12,918
Sempra Energy	6.15%		6/15/2018	30	30,255
Sempra Energy	9.80%		2/15/2019	18	19,061
Total					340,913

Financial Services 0.01%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		8/1/2018	5	5,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.07%

Genworth Holdings, Inc.	6.515%	5/22/2018	$45	$45,051

Leasing 0.08%

Aviation Capital Group Corp.†	2.875%	9/17/2018	55	54,984

Metals & Minerals: Miscellaneous 0.02%

Glencore Funding LLC†	2.50%	1/15/2019	11	10,982

Oil 0.02%

Anadarko Holding Co.	7.05%	5/15/2018	4	4,017
Anadarko Petroleum Corp.	8.70%	3/15/2019	8	8,419
Total				12,436

Oil: Crude Producers 0.01%

Kinder Morgan Energy Partners LP	2.65%	2/1/2019	7	6,980

Telecommunications 0.00%

Nortel Networks Ltd. (Canada)(b)(j)	10.75%	7/15/2016	76	2,660
Total Corporate Bonds (cost $749,403)				749,546

REPURCHASE AGREEMENT 1.86%

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,180,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,243,988; proceeds: $1,218,321 (cost $1,218,221)			1,218	1,218,221
Total Short-Term Investments (cost $4,440,147)				4,440,011
Total Investments in Securities 99.55% (cost $65,861,510)				65,318,313
Other Assets in Excess of Liabilities(k) 0.45%				297,230
Net Assets 100.00%				$65,615,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 29, 2018.
(f)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Defaulted (non-income producing security).
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts as follows:

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	50	Long	$10,625,635	$10,630,469	$4,834

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2018	9	Long	$1,030,274	$1,030,148	$(126)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$16,607,046	$—	$16,607,046
Common Stock	—	91	—	91
Convertible Bonds	—	205,915	—	205,915
Corporate Bonds	—	25,346,358	—	25,346,358
Floating Rate Loans
Aerospace/Defense	—	—	6,150	6,150
Beverages	—	59,590	—	59,590
Biotechnology Research & Production	—	—	88,756	88,756
Chemicals	—	52,749	76,472	129,221
Computer Hardware	—	213,132	—	213,132
Containers	—	—	53,304	53,304
Electrical Equipment	—	—	61,004	61,004
Entertainment	—	19,858	—	19,858
Food	—	—	14,990	14,990
Health Care Products	—	—	78,987	78,987
Health Care Services	—	—	1,916	1,916
Investment Management Companies	—	31,100	—	31,100
Lodging	—	—	70,175	70,175
Machinery: Industrial/Specialty	—	—	31,367	31,367
Manufacturing	—	50,007	—	50,007
Media	—	61,076	—	61,076
Miscellaneous	—	72,910	2,843	75,753
Oil	—	—	19,938	19,938
Oil: Crude Producers	—	—	16,958	16,958
Real Estate Investment Trusts	—	47,070	250,500	297,570
Retail	—	131,907	—	131,907
Technology	—	1,500	—	1,500
Foreign Government Obligations	—	573,119	—	573,119
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	2,011,560	—	2,011,560
Government Sponsored Enterprises Pass-Throughs	—	263,861	—	263,861
Municipal Bonds	—	37,464	—	37,464
Non-Agency Commercial Mortgage-Backed Securities	—	14,103,625	317,547	14,421,172
Preferred Stock	—	8,681	—	8,681
U.S. Treasury Obligation	—	664,816	—	664,816
Commercial Paper	—	2,445,750	—	2,445,750
Repurchase Agreement	—	1,218,221	—	1,218,221
Total	$—	$64,227,406	$1,090,907	$65,318,313
Other Financial Instruments
Futures Contracts
Assets	$4,834	$—	$—	$4,834
Liabilities	(126)	—	—	(126)
Total	$4,708	$—	$—	$4,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 29, 2018

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$10,506	$1,114,857	$318,739
Accrued Discounts (Premiums)	—	11	(15,102)
Realized Gain (Loss)	—	838	—
Change in Unrealized Appreciation (Depreciation)	—	937	2,698
Purchases	—	398,436	—
Sales	—	(766,845)	(11,434)
Transfers into Level 3	—	81,753	44,590
Transfers out of Level 3	(10,506)	(56,627)	(21,944)
Balance as of March 29, 2018	$—	$773,360	$317,547
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$—	$(621)	$2,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.32%

ASSET-BACKED SECURITIES 26.45%

Automobiles 12.60%

Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$305	$303,700
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	599	603,100
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	272	280,606
American Credit Acceptance Receivables Trust 2017-3 A†	1.82%	3/10/2020	406	404,831
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	1,825	1,828,896
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	656	656,627
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	191	190,542
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,970,307
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	98	97,583
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	502	500,990
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,600	2,606,015
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	113	112,580
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,326	1,321,398
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	669	666,451
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	456	454,782
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	275	271,058
AmeriCredit Automobile Receivables Trust 2017-4 C	2.60%	9/18/2023	1,331	1,307,914
AmeriCredit Automobile Receivables Trust 2017-4 D	3.08%	12/18/2023	1,104	1,090,591
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,068,082
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	535,709
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	589,863
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	2,176	2,168,310
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	376,636
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	473	471,408
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	902,131
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	119,610
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	115	114,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	$328	$322,051
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	1,214	1,206,967
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	256	255,166
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	462	454,500
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	656	647,178
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	427	423,339
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	65	64,349
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	71	70,771
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	553	547,105
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	108	108,142
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	516	513,616
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	368,457
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	195,130
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,772
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	158,970
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	952	947,874
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319	317,184
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	259,251
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	89	88,956
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,374	2,396,685
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	324	325,304
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	620,040
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	1,135	1,141,972
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	979	1,001,824
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	223	223,119
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,581	1,583,784
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	258,297
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	101	100,924
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	943	941,845
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,459	1,455,154
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	535	534,735
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,604
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	477	474,269
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	146	145,549
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	571	564,179
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	218	214,726
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	666	664,225
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	450	446,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	$300	$297,141
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	653	648,560
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	1,031	1,028,838
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	1,308	1,300,650
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	222	221,838
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	108	104,247
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	2,624	2,615,121
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	373	371,407
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	727	727,137
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	830	830,613
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	412,685
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	194,457
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	463	460,820
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	328	326,468
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	144	141,527
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	1,723	1,715,028
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	297,422
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	240	239,092
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	180	179,304
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	2,646	2,628,735
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%	10/15/2019	487	485,889
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	1,245	1,237,670
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	1,343	1,339,385
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	577	571,645
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	55	55,490
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	99	98,841
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	372	372,168
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,174	1,174,559
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	190	189,567
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	264	262,726
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	936	935,348
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,359	1,351,572
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	192	190,260
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	1,191	1,188,594
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	587	583,943
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	754	737,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	$113	$112,521
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	791	788,116
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	598	590,842
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%		7/15/2020	885	881,904
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	474	471,957
Total					70,007,092

Credit Cards 5.57%

American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	1,415	1,396,395
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	2,636	2,625,643
Capital One Multi-Asset Execution Trust 2017-A5	2.357%(1 Mo. LIBOR + .58%)	#	7/15/2027	513	518,765
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	1,243	1,212,141
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	785	783,218
Citibank Credit Card Issuance Trust 2013-A7	2.17%(1 Mo. LIBOR + .43%)	#	9/10/2020	1,558	1,560,584
Citibank Credit Card Issuance Trust 2017-A2	1.74%		1/19/2021	2,209	2,196,672
Citibank Credit Card Issuance Trust 2017-A5	2.474%(1 Mo. LIBOR + 0.62%)	#	4/22/2026	698	703,663
Discover Card Execution Note Trust 2013-A6	2.227%(1 Mo. LIBOR + .45%)	#	4/15/2021	2,788	2,793,320
Discover Card Execution Note Trust 2014-A1	2.207%(1 Mo. LIBOR + .43%)	#	7/15/2021	2,761	2,768,079
Discover Card Execution Note Trust 2016-A1	1.64%		7/15/2021	619	614,912
Discover Card Execution Note Trust 2017-A4	2.53%		10/15/2026	165	160,401
Master Credit Card Trust II Series 2018-1A B†	3.245%		7/22/2024	757	750,554
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%		3/15/2022	1,225	1,219,214
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	814	798,464
Trillium Credit Card Trust II 2016-1A A†	2.592%(1 Mo. LIBOR + .72%)	#	5/26/2021	3,907	3,909,826
World Financial Network Credit Card Master Trust 2015-A	2.257%(1 Mo. LIBOR + 0.48%)	#	2/15/2022	1,863	1,863,286
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	1,217	1,206,170
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	2,151	2,115,243
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	946	933,203
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	802	803,861
Total					30,933,614

Home Equity 0.04%

Meritage Mortgage Loan Trust 2004-2 M3	2.847%(1 Mo. LIBOR + 0.98%)	#	1/25/2035	196	193,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)

New Century Home Equity Loan Trust 2005-A A6	4.571%	#(a)	8/25/2035	$29	$28,753
Total					222,148

Other 8.24%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	334	332,369
Anchorage Capital CLO Ltd. 2012-1A A2R†	3.822%(3 Mo. LIBOR + 2.10%)	#	1/13/2027	1,500	1,500,766
Apidos CLO XVI 2013-16A CR†	4.739%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	250	250,200
Apollo Credit Funding IV Ltd. 4A A1†	3.192%(3 Mo. LIBOR + 1.47%)	#	4/15/2027	1,000	1,000,944
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.375%(3 Mo. LIBOR + 1.35%)	#	12/5/2025	250	251,014
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	81	80,918
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	283	280,264
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	182	180,067
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%		7/10/2019	515	513,988
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	183	181,141
Avery Point V CLO Ltd. 2014-5A BR†	3.231%(3 Mo. LIBOR + 1.50%)	#	7/17/2026	372	372,619
Birchwood Park CLO Ltd. 2014-1A AR†	2.90%(3 Mo. LIBOR + 1.18%)	#	7/15/2026	1,000	1,000,496
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	3.23%(3 Mo. LIBOR + 1.47%)	#	4/27/2027	850	850,831
Cavalry CLO IV Ltd. 2014-4A B1R†	3.072%(3 Mo. LIBOR + 1.35%)	#	10/15/2026	250	250,249
Cedar Funding VII CLO Ltd. 2018-7A A1†	3.035%(3 Mo. LIBOR + 1.00%)	#	1/20/2031	903	904,788
Cent CLO Ltd. 2013-19A A1A†	3.09%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	835	835,854
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	23	22,837
Conn’s Receivables Funding LLC 2017-B A†	2.73%		7/15/2020	1,044	1,041,991
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	1,063	1,053,950
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020	1,716	1,715,989
Dell Equipment Finance Trust 2016-1 A3†	1.65%		7/22/2021	88	88,170
Dell Equipment Finance Trust 2017-1 A2†	1.86%		6/24/2019	141	140,773
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	129	127,891
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	88	87,311
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	672	659,269
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	1,224	1,200,389
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	594	590,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Dryden 38 Senior Loan Fund 2015-38A A†	3.152%(3 Mo. LIBOR + 1.43%)	#	7/15/2027	$1,118	$1,120,244
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	250	249,195
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021	1,690	1,689,845
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	942	929,171
Galaxy XXI CLO Ltd. 2015-21A AR†	2.765%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	321	321,347
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	393,637
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	1,612	1,618,742
Jackson Mill CLO Ltd. 2015-1A A†	3.262%(3 Mo. LIBOR + 1.54%)	#	4/15/2027	350	351,331
Jamestown CLO VII Ltd. 2015-7A CR†	4.345%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	611	611,919
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%		8/25/2042	48	47,785
Massachusetts Educational Financing Authority 2008-1 A1	2.695%(3 Mo. LIBOR + .95%)	#	4/25/2038	563	566,672
Mercedes-Benz Master Owner Trust 2015-BA A†	2.157%(1 Mo. LIBOR + 0.38%)	#	4/15/2020	1,962	1,962,361
Missouri Higher Education Loan Authority 2012-1 A1	2.451%(1 Mo. LIBOR + 0.83%)	#	1/26/2026	460	457,840
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.934%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	2,350	2,351,970
Mountain View CLO X Ltd. 2015-10A BR†	3.117%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	623	623,597
Navient Student Loan Trust 2016-7A A†	3.022%(1 Mo. LIBOR + 1.15%)	#	3/25/2066	734	746,982
Navient Student Loan Trust 2017-2A A†	2.922%(1 Mo. LIBOR + 1.05%)	#	12/27/2066	1,507	1,528,988
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.989%(3 Mo. LIBOR + 1.15%)	#	11/15/2025	500	500,552
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.539%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	900	901,281
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	388	389,764
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	318,046
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	101,482
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.823%(3 Mo. LIBOR + 0.60%)	#	4/15/2026	1,220	1,220,000
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.273%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	414	414,000
Palmer Square Loan Funding Ltd. 2018-1A B†	3.623%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	314	313,608
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.015%(3 Mo. LIBOR + .27%)	#	4/25/2038	341	330,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

PFS Financing Corp. 2015-AA A†	2.397%(1 Mo. LIBOR + .62%)	#	4/15/2020	$588	$587,693
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	465,865
Regatta IV Funding Ltd. 2014-1A DR†	5.045%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	600	601,743
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	430	424,367
Shackleton CLO 2014-6A A2R†	2.891%(3 Mo. LIBOR + 1.16%)	#	7/17/2026	438	438,370
SLC Student Loan Trust 2008-1 A4A	3.725%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	1,414	1,464,487
SLM Private Education Loan Trust 2010-A 2A†	5.027%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	21	21,843
SLM Student Loan Trust 2011-1 A1	2.392%(1 Mo. LIBOR + 0.52%)	#	3/25/2026	16	16,389
SoFi Professional Loan Program LLC 2017-E A1†	2.372%(1 Mo. LIBOR + 0.05%)	#	11/26/2040	907	910,525
SoFi Professional Loan Program LLC 2017-E A2B†	2.72%		11/26/2040	802	788,971
SoFi Professional Loan Program LLC 2018-A A2B†	2.95%		2/25/2042	864	853,329
Sound Point CLO II Ltd. 2013-1A A1R†	2.823%(3 Mo. LIBOR + 1.07%)	#	1/26/2031	364	364,245
Sound Point CLO XI Ltd. 2016-1A A†	3.395%(3 Mo. LIBOR + 1.65%)	#	7/20/2028	250	251,278
THL Credit Wind River CLO Ltd. 2014-1A AR†	2.914%(3 Mo. LIBOR + 1.18%)	#	4/18/2026	715	715,919
Tryon Park CLO Ltd. 2013-1A A1†	2.842%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	496	496,267
WhiteHorse VIII Ltd. 2014-1A AR†	2.277%(3 Mo. LIBOR + .9%)	#	5/1/2026	1,833	1,832,354
Total					45,809,810
Total Asset-Backed Securities (cost $147,545,715)					146,972,664

CORPORATE BONDS 26.70%

Aerospace/Defense 0.05%

Embraer SA (Brazil)(b)	5.15%		6/15/2022	10	10,510
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	257	266,316
Total					276,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.09%

Air Canada (Canada)†(b)	7.75%		4/15/2021	$70	$76,825
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	159	163,503
Gol Finance, Inc. (Brazil)†(b)	7.00%		1/31/2025	275	271,906
Total					512,234

Auto Parts: Original Equipment 0.21%

American Axle & Manufacturing, Inc.	6.25%		4/1/2025	1,050	1,051,312
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	107	101,784
Total					1,153,096

Automotive 0.75%

Aston Martin Capital Holdings Ltd. (Jersey)†(b)	6.50%		4/15/2022	200	208,750
Ford Motor Co.	7.45%		7/16/2031	1,297	1,572,392
General Motors Co.	6.60%		4/1/2036	1,489	1,709,196
Tesla, Inc.†	5.30%		8/15/2025	751	658,064
Total					4,148,402

Banks: Regional 5.24%

Akbank Turk AS (Turkey)†(b)	7.20%(5 Yr Swap rate + 5.026%)	#	3/16/2027	200	204,612
Banco de Credito e Inversiones SA (Chile)†(b)	3.50%		10/12/2027	535	501,295
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%)	#	7/21/2028	1,565	1,520,784
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.575%)	#	1/20/2028	1,597	1,578,480
Bank of America Corp.	3.95%		4/21/2025	250	247,890
Bank of America Corp.	4.00%		1/22/2025	728	726,836
Bank of America Corp.	4.45%		3/3/2026	315	322,132
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%)	#	7/24/2028	1,692	1,650,370
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.563%)	#	1/10/2028	396	394,037
Citigroup, Inc.	4.45%		9/29/2027	552	558,803
Commonwealth Bank of Australia (Australia)†(b)	4.316%		1/10/2048	300	294,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023		$1,067	$1,039,140
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041		588	745,985
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		479	600,326
ING Groep NV (Netherlands)(b)	3.95%		3/29/2027		574	570,113
Intesa Sanpaolo SpA (Italy)†(b)	3.875%		1/12/2028		621	586,471
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		523	525,396
Itau Unibanco Holding SA†	6.125%(BADLAR + 3.98%)	#	—	(c)	540	529,875
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%)	#	5/1/2028		553	540,623
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%)	#	2/1/2028		2,762	2,741,876
Morgan Stanley	3.625%		1/20/2027		408	399,542
Morgan Stanley	3.875%		1/27/2026		873	872,606
Morgan Stanley	4.00%		7/23/2025		770	777,067
Morgan Stanley	7.25%		4/1/2032		84	111,515
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%		9/15/2025		545	549,139
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023		223	231,014
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029		902	1,154,216
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.205%)	#	9/15/2031		1,324	1,269,733
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125%(5 Yr Swap rate + 4.22%)	#	5/24/2027		475	463,060
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.25%		4/20/2021		200	206,303
UBS AG	7.625%		8/17/2022		1,234	1,388,250
UBS Group Funding Switzerland AG (Switzerland)†(b)	4.253%		3/23/2028		604	608,738
Wachovia Corp.	7.574%		8/1/2026		596	725,120
Wells Fargo & Co.	3.00%		10/23/2026		483	452,518
Wells Fargo Bank NA	5.85%		2/1/2037		1,880	2,299,955
Wells Fargo Bank NA	6.60%		1/15/2038		687	909,730
Westpac Banking Corp. (Australia)(b)	4.322%(USISDA05 + 2.24%)	#	11/23/2031		812	807,313
Total						29,105,731

Beverages 0.59%

Anheuser-Busch InBev Finance, Inc.	4.70%		2/1/2036		1,481	1,569,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Anheuser-Busch InBev Worldwide, Inc.(d)	4.00%	4/13/2028	$1,049	$1,062,573
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025	350	346,086
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043	300	305,925
Total				3,284,187

Building Materials 0.43%

CRH America Finance, Inc.†(d)	4.50%	4/4/2048	488	484,963
James Hardie International Finance DAC (Ireland)†(b)	4.75%	1/15/2025	794	782,090
Standard Industries, Inc.†	6.00%	10/15/2025	1,086	1,118,580
Total				2,385,633

Business Services 0.73%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	275	257,167
Ahern Rentals, Inc.†	7.375%	5/15/2023	830	811,325
Ashtead Capital, Inc.†	4.375%	8/15/2027	277	263,843
Brink’s Co. (The)†	4.625%	10/15/2027	835	776,550
Rent-A-Center, Inc.	4.75%	5/1/2021	419	372,910
United Rentals North America, Inc.	4.875%	1/15/2028	783	757,552
Weight Watchers International, Inc.†	8.625%	12/1/2025	754	804,895
Total				4,044,242

Chemicals 0.91%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	729	860,220
Braskem Netherlands Finance BV (Netherlands)†(b)	4.50%	1/10/2028	550	536,058
Chemours Co. (The)	7.00%	5/15/2025	469	508,865
Equate Petrochemical BV (Netherlands)†(b)	4.25%	11/3/2026	700	696,236
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	94	103,837
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	205	211,540
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%	4/24/2023	960	943,000
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	997	1,056,820
Valvoline, Inc.	5.50%	7/15/2024	116	119,335
Total				5,035,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.35%

Peabody Energy Corp.†	6.00%	3/31/2022	$79	$80,876
Peabody Energy Corp.†	6.375%	3/31/2025	1,042	1,084,983
Warrior Met Coal, Inc.†	8.00%	11/1/2024	771	786,420
Total				1,952,279

Computer Hardware 0.26%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	278	279,317
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	266,269
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	170,329
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	294	314,130
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	333	423,702
Total				1,453,747

Computer Software 0.30%

First Data Corp.†	5.75%	1/15/2024	769	776,690
Oracle Corp.	6.125%	7/8/2039	675	872,139
Total				1,648,829

Construction/Homebuilding 0.44%

AV Homes, Inc.	6.625%	5/15/2022	505	516,474
Century Communities, Inc.	5.875%	7/15/2025	365	348,575
PulteGroup, Inc.	7.875%	6/15/2032	442	530,400
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	295,662
William Lyon Homes, Inc.	5.875%	1/31/2025	307	298,941
William Lyon Homes, Inc.†	6.00%	9/1/2023	478	479,494
Total				2,469,546

Containers 0.12%

BWAY Holding Co.†	7.25%	4/15/2025	479	489,777
SAN Miguel Industrias Pet SA (Peru)†(b)	4.50%	9/18/2022	200	200,500
Total				690,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.33%

Bayer Corp.†	6.65%	2/15/2028	$271	$330,778
CVS Health Corp.	4.30%	3/25/2028	664	669,420
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	356	320,765
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	517	495,674
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	38	38,427
Total				1,855,064

Electric: Power 1.43%

Appalachian Power Co.	7.00%	4/1/2038	529	725,668
Berkshire Hathaway Energy Co.†	3.80%	7/15/2048	314	300,046
Dynegy, Inc.	7.625%	11/1/2024	755	818,231
Edison International	4.125%	3/15/2028	505	508,893
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(b)	4.45%	8/1/2035	275	271,691
Entergy Louisiana LLC	4.00%	3/15/2033	411	419,407
Exelon Generation Co. LLC	5.60%	6/15/2042	390	401,451
Exelon Generation Co. LLC	6.25%	10/1/2039	592	646,736
Massachusetts Electric Co.†	4.004%	8/15/2046	501	497,899
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	250	241,385
Orazul Energy Egenor S en C por A (Peru)†(b)	5.625%	4/28/2027	574	548,888
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	375	375,772
Pacific Gas & Electric Co.†	3.30%	12/1/2027	1,099	1,041,399
South Carolina Electric & Gas Co.	6.05%	1/15/2038	707	843,212
South Carolina Electric & Gas Co.	6.625%	2/1/2032	246	302,877
Total				7,943,555

Engineering & Contracting Services 0.34%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	295	320,444
Brand Industrial Services, Inc.†	8.50%	7/15/2025	651	681,922
China Railway Resources Huitung Ltd. (Hong Kong)(b)	3.85%	2/5/2023	900	905,724
Total				1,908,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.45%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	$497	$493,272
Eldorado Resorts, Inc.	6.00%	4/1/2025	789	804,780
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	472,813
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	723	722,096
Total				2,492,961

Financial Services 1.20%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	122,612
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	256,037
BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026	489	491,378
Discover Financial Services	4.10%	2/9/2027	272	270,136
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	937	914,373
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,472,377
International Lease Finance Corp.	5.875%	8/15/2022	156	167,759
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	367	375,258
Navient Corp.	6.625%	7/26/2021	1,015	1,058,138
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	343	348,452
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	388	375,028
Quicken Loans, Inc.†	5.25%	1/15/2028	552	517,500
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	280	276,500
Total				6,645,548

Food 0.16%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	297	306,653
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	370	382,487
Gruma SAB de CV (Mexico)†(b)	4.875%	12/1/2024	200	207,500
Total				896,640

Health Care Services 0.98%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	412	419,210
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	104	108,680
Ascension Health	3.945%	11/15/2046	265	269,143
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	657	594,585
HCA, Inc.	5.50%	6/15/2047	1,260	1,220,625
HCA, Inc.	7.50%	11/6/2033	125	137,188
Kaiser Foundation Hospitals	4.15%	5/1/2047	366	377,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

MPH Acquisition Holdings LLC†	7.125%	6/1/2024	$97	$100,395
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	496	492,218
NYU Hospitals Center	4.368%	7/1/2047	85	88,718
Polaris Intermediate Corp. PIK 8.5%†	8.50%	12/1/2022	746	762,792
WellCare Health Plans, Inc.	5.25%	4/1/2025	866	871,412
Total				5,442,479

Household Equipment/Products 0.07%

Central Garden & Pet Co.	5.125%	2/1/2028	276	262,890
Kimberly-Clark de Mexico SAB de CV (Mexico)†(b)	3.80%	4/8/2024	100	99,545
Total				362,435

Insurance 0.56%

Assurant, Inc.	4.90%	3/27/2028	525	537,614
CNO Financial Group, Inc.	5.25%	5/30/2025	415	420,188
Lincoln National Corp.	6.30%	10/9/2037	202	244,431
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,230	1,356,460
Willis North America, Inc.	7.00%	9/29/2019	524	553,857
Total				3,112,550

Leisure 0.26%

Carlson Travel, Inc.†	6.75%	12/15/2023	236	236,000
Carnival plc	7.875%	6/1/2027	277	355,249
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	495	525,937
Viking Cruises Ltd.†	5.875%	9/15/2027	343	325,850
Total				1,443,036

Machinery: Industrial/Specialty 0.41%

Nvent Finance Sarl (Luxembourg)†(b)	4.55%	4/15/2028	1,389	1,397,221
SPX FLOW, Inc.†	5.625%	8/15/2024	874	893,665
Total				2,290,886

Machinery: Oil Well Equipment & Services 0.10%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	497	534,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.45%

Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	$1,065	$1,098,281
Koppers, Inc.†	6.00%	2/15/2025	495	506,979
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%	10/15/2026	954	873,180
Total				2,478,440

Media 1.37%

21st Century Fox America, Inc.	7.75%	12/1/2045	451	679,355
Cablevision Systems Corp.	5.875%	9/15/2022	453	450,599
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	178	177,557
Comcast Corp.	3.15%	3/1/2026	1,831	1,763,630
Comcast Corp.	3.969%	11/1/2047	722	685,023
Cox Communications, Inc.†	8.375%	3/1/2039	782	1,074,540
CSC Holdings LLC†	10.875%	10/15/2025	200	235,498
DISH DBS Corp.	7.75%	7/1/2026	397	375,165
Myriad International Holdings BV (Netherlands)†(b)	5.50%	7/21/2025	350	372,157
Time Warner Cable LLC	7.30%	7/1/2038	811	972,544
Time Warner Entertainment Co. LP	8.375%	7/15/2033	245	319,323
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	507	529,313
Total				7,634,704

Metal Fabricating 0.02%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	130	136,825

Metals & Minerals: Miscellaneous 0.85%

Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	1,457	1,398,485
Barrick North America Finance LLC	7.50%	9/15/2038	200	262,552
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	9/16/2025	700	730,281
Freeport-McMoRan, Inc.	3.875%	3/15/2023	775	750,897
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	640	676,883
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	72	75,060
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	107	113,554
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	281	302,778
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	4.10%	4/11/2023	430	422,292
Total				4,732,782

Natural Gas 0.19%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,026	1,077,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.85%

Afren plc (United Kingdom)†(b)(e)	6.625%	12/9/2020	$244	$812
Berry Petroleum Co. LLC†	7.00%	2/15/2026	289	291,977
California Resources Corp.†	8.00%	12/15/2022	337	265,809
Continental Resources, Inc.	3.80%	6/1/2024	832	803,920
Eni SpA (Italy)†(b)	5.70%	10/1/2040	1,800	1,971,087
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	200	198,865
Halcon Resources Corp.	6.75%	2/15/2025	294	290,325
Kerr-McGee Corp.	7.875%	9/15/2031	479	633,444
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	450	373,500
Pertamina Persero PT (Indonesia)†(b)	5.625%	5/20/2043	200	205,560
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	358	352,200
Petrobras Global Finance BV (Netherlands)(b)	7.25%	3/17/2044	737	753,582
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	489	475,308
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023	147	153,431
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	625	633,125
Sanchez Energy Corp.	6.125%	1/15/2023	700	514,063
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	373,890
SM Energy Co.	6.50%	1/1/2023	254	254,000
Valero Energy Corp.	10.50%	3/15/2039	581	959,473
WPX Energy, Inc.	5.25%	9/15/2024	374	370,260
WPX Energy, Inc.	6.00%	1/15/2022	104	107,380
YPF SA (Argentina)†(b)	8.50%	7/28/2025	281	310,879
Total				10,292,890

Oil: Crude Producers 0.64%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	320	311,608
Colonial Pipeline Co.†	4.25%	4/15/2048	554	552,150
Energy Transfer Partners LP	7.50%	7/1/2038	679	821,763
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	23,926
GNL Quintero SA (Chile)†(b)	4.634%	7/31/2029	200	203,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	620	663,676
Kinder Morgan, Inc.	7.75%	1/15/2032	533	682,819
Peru LNG Srl (Peru)†(b)	5.375%	3/22/2030	200	202,100
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	85,301
Total				3,546,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.37%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	$1,092	$1,044,758
Halliburton Co.	6.70%	9/15/2038	209	269,471
National Oilwell Varco, Inc.	3.95%	12/1/2042	431	380,303
Transocean Proteus Ltd.†	6.25%	12/1/2024	343	350,187
Total				2,044,719

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(b)	4.00%	1/14/2025	552	533,715

Real Estate Investment Trusts 0.94%

EPR Properties	4.75%	12/15/2026	501	502,113
EPR Properties	5.25%	7/15/2023	1,150	1,203,145
Equinix, Inc.	5.875%	1/15/2026	500	522,500
Hunt Cos, Inc.†	6.25%	2/15/2026	278	269,068
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	195	201,825
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	875	880,909
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,669,570
Total				5,249,130

Retail 0.75%

CEC Entertainment, Inc.	8.00%	2/15/2022	841	748,490
FirstCash, Inc.†	5.375%	6/1/2024	259	264,426
IRB Holding Corp.†	6.75%	2/15/2026	544	534,534
JC Penney Corp., Inc.†	5.875%	7/1/2023	859	825,714
Men’s Wearhouse, Inc. (The)	7.00%	7/1/2022	1,092	1,127,490
PVH Corp.	7.75%	11/15/2023	561	664,785
Total				4,165,439

Steel 0.21%

AK Steel Corp.	7.00%	3/15/2027	414	406,755
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	578	554,157
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	188	223,720
Total				1,184,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 1.48%

Alibaba Group Holding Ltd. (China)(b)	3.60%	11/28/2024	$965	$957,966
Alibaba Group Holding Ltd. (China)(b)	4.20%	12/6/2047	521	500,122
Alibaba Group Holding Ltd. (China)(b)	4.40%	12/6/2057	200	190,803
Amazon.com, Inc.†	3.15%	8/22/2027	840	811,527
Amazon.com, Inc.	4.80%	12/5/2034	214	237,444
Amazon.com, Inc.	5.20%	12/3/2025	1,345	1,500,462
Baidu, Inc. (China)(b)	3.50%	11/28/2022	433	430,215
Baidu, Inc. (China)(b)	3.875%	9/29/2023	425	425,774
Netflix, Inc.	4.375%	11/15/2026	1,098	1,043,100
Tencent Holdings Ltd. (China)†(b)	3.375%	5/2/2019	510	512,913
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	1,688	1,617,567
Total				8,227,893

Telecommunications 0.45%

AT&T, Inc.	5.15%	2/14/2050	112	113,373
AT&T, Inc.	6.00%	8/15/2040	505	571,388
Frontier Communications Corp.	11.00%	9/15/2025	520	392,275
Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	539	416,378
MTN Mauritius Investment Ltd. (Mauritius)†(b)	4.755%	11/11/2024	200	192,395
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	289,542
Verizon Communications, Inc.	4.862%	8/21/2046	526	531,964
Total				2,507,315

Transportation: Miscellaneous 0.13%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	200	215,500
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	458	491,297
Total				706,797

Utilities 0.14%

Aquarion Co.†	4.00%	8/15/2024	724	751,656
Total Corporate Bonds (cost $149,456,557)				148,358,833

FOREIGN GOVERNMENT OBLIGATIONS 10.18%

Angola 0.11%

Republic of Angola†(b)	9.50%	11/12/2025	560	634,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Argentina 0.45%

City of Buenos Aires(f)	26.20%(BADLAR + 3.25%)	#	3/29/2024	ARS	1,800	$90,012
Provincia de Buenos Aires†(b)	6.50%		2/15/2023		$226	232,498
Provincia de Mendoza†(b)	8.375%		5/19/2024		400	427,000
Republic of Argentina(b)	4.625%		1/11/2023		305	294,404
Republic of Argentina(b)	6.875%		1/26/2027		682	696,322
Republic of Argentina(b)	8.28%		12/31/2033		714	785,001
Total						2,525,237

Bahamas 0.13%

Commonwealth of Bahamas†(b)	6.00%		11/21/2028		370	385,725
Commonwealth of Bahamas†(b)	6.95%		11/20/2029		300	331,875
Total						717,600

Bermuda 0.08%

Government of Bermuda†	3.717%		1/25/2027		430	421,400

Brazil 0.14%

Federal Republic of Brazil(b)	4.25%		1/7/2025		600	598,050
Federal Republic of Brazil(b)	5.00%		1/27/2045		200	180,202
Total						778,252

Canada 2.52%

Province of Alberta Canada(b)	3.30%		3/15/2028		3,935	3,968,380
Province of Ontario Canada(b)	2.55%		2/12/2021		5,635	5,605,081
Province of Quebec Canada(b)	2.375%		1/31/2022		2,623	2,575,074
Province of Quebec Canada(b)	2.75%		4/12/2027		1,939	1,875,816
Total						14,024,351

Dominican Republic 0.04%

Dominican Republic†(b)	6.50%		2/15/2048		200	207,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 0.08%

Arab Republic of Egypt†(b)	6.125%	1/31/2022	$220	$228,055
Arab Republic of Egypt†(b)	7.903%	2/21/2048	200	210,893
Total				438,948

Ghana 0.04%

Republic of Ghana†(b)	7.875%	8/7/2023	225	246,366

Indonesia 0.20%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	200	201,850
Republic of Indonesia†(b)	4.35%	1/8/2027	645	655,975
Republic of Indonesia†(b)	5.875%	1/15/2024	250	275,663
Total				1,133,488

Japan 5.52%

Japan Bank for International Corp.(b)	2.125%	11/16/2020	13,352	13,126,097
Japan Bank for International Corp.(b)	2.375%	11/16/2022	3,236	3,146,988
Japan Bank for International Corp.(b)	2.50%	6/1/2022	4,444	4,362,208
Japan Finance Organization for Municipalities†(b)	2.625%	4/20/2022	10,190	10,025,663
Total				30,660,956

Latvia 0.05%

Republic of Latvia†(b)	5.25%	6/16/2021	258	274,740

Lithuania 0.12%

Republic of Lithuania†(b)	7.375%	2/11/2020	592	641,473

Mexico 0.15%

United Mexican States(b)	4.00%	10/2/2023	834	855,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Nigeria 0.05%

Republic of Nigeria†(b)	7.143%		2/23/2030	$275	$286,138

Qatar 0.06%

State of Qatar†(b)	3.25%		6/2/2026	345	327,134

Romania 0.01%

Republic of Romania†(b)	6.125%		1/22/2044	49	59,026

Sri Lanka 0.16%

Republic of Sri Lanka†(b)	6.20%		5/11/2027	480	473,358
Republic of Sri Lanka†(b)	6.25%		7/27/2021	200	207,738
Republic of Sri Lanka†(b)	6.85%		11/3/2025	200	207,466
Total					888,562

Turkey 0.25%

Republic of Turkey(b)	3.25%		3/23/2023	220	204,494
Republic of Turkey(b)	5.625%		3/30/2021	616	638,330
Republic of Turkey(b)	5.75%		3/22/2024	510	523,668
Total					1,366,492

Uruguay 0.02%

Republic of Uruguay(b)	7.875%		1/15/2033	61	83,500
Total Foreign Government Obligations (cost $56,981,447)					56,571,434

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.67%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	1,019	1,035,252
Federal Home Loan Mortgage Corp. Q001 XA IO	2.294%	#(a)	2/25/2032	2,844	439,619
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	29	28,831
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(a)	11/16/2055	1,326	1,310,225
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(a)	2/16/2049	789	777,511
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(a)	2/16/2053	305	299,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	$1,614	$1,570,945
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,306	1,260,796
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	673	651,017
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	439	423,416
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	513	499,645
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	431	417,424
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	600	581,707
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,521,956)					9,296,184

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.01%

Federal Home Loan Mortgage Corp.	0.75%		4/9/2018	11,929	11,926,698
Federal Home Loan Mortgage Corp.	4.00%		8/1/2047	5,092	5,234,580
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	94	95,062
Federal National Mortgage Assoc.	3.135%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	808	844,001
Federal National Mortgage Assoc.	3.50%		4/1/2043 - 7/1/2043	2,315	2,335,621
Federal National Mortgage Assoc.(g)	3.50%		TBA	6,500	6,509,729
Federal National Mortgage Assoc.	4.00%		10/1/2040 - 9/1/2047	11,379	11,708,760
Federal National Mortgage Assoc.(g)	4.00%		TBA	10,300	10,565,852
Federal National Mortgage Assoc.(g)	4.50%		TBA	35,400	37,059,494
Federal National Mortgage Assoc.	4.50%		9/1/2047	5,387	5,651,937
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 9/1/2036	976	1,072,247
Government National Mortgage Assoc.(g)	4.00%		TBA	12,300	12,639,604
Total Government Sponsored Enterprises Pass-Throughs (cost $106,790,710)					105,643,585

MUNICIPAL BONDS 0.15%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	538	593,161
Pennsylvania	5.35%		5/1/2030	235	247,469
Total					840,630
Total Municipal Bonds (cost $831,864)					840,630

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.82%

Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	2.627%	#(a)	1/15/2033	508	512,954
BANK 2018-BN10 AS	3.898%		2/15/2061	848	868,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	$880	$852,036
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,489,549
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	913,642
CCUBS Commercial Mortgage Trust 2017-C1 AS	3.907%	#(a)	11/15/2050	335	340,580
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	210,595
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	158,390
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	962,623
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.214%	#(a)	8/10/2047	727	34,368
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.441%	#(a)	7/10/2050	178	178,842
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.441%	#(a)	7/10/2050	410	387,039
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.441%	#(a)	7/10/2050	574	478,522
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	3.46%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	741	742,095
CSAIL Commercial Mortgage Trust 2015-C2 C	4.209%	#(a)	6/15/2057	700	647,708
DBWF Mortgage Trust 2015-LCM D†	3.422%	#(a)	6/10/2034	257	220,094
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382%	#(a)	12/15/2034	278	276,248
GS Mortgage Securities Trust 2015-GC32 C	4.412%	#(a)	7/10/2048	195	196,241
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	652,956
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(a)	8/5/2034	629	588,225
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	#(a)	4/15/2047	300	309,780
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.308%	#(a)	7/15/2048	374	362,908
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	16	13,396
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.727%	#(a)	7/15/2050	19,476	618,875
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(a)	1/5/2043	250	246,784
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	9	8,732
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(a)	6/10/2030	595	563,492
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(a)	8/10/2049	200	204,908
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.291%	#(a)	7/15/2046	364	305,568	(h)
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.132%	#(a)	5/15/2048	1,489	1,206,073
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.88%	#(a)	1/15/2059	434	356,551
Wells Fargo Commercial Mortgage Trust 2017-C41 B	4.188%	#(a)	11/15/2050	744	760,002
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,579,511)					15,668,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 22.34%

U.S. Treasury Bond	2.75%	8/15/2047	$19,326	$18,433,815
U.S. Treasury Bond	3.00%	5/15/2047	7,193	7,214,084
U.S. Treasury Bond	3.625%	2/15/2044	12,018	13,442,392
U.S. Treasury Inflation Indexed Note(i)	0.625%	1/15/2026	10,259	10,252,842
U.S. Treasury Note	1.875%	4/30/2022	1,406	1,371,056
U.S. Treasury Note	1.875%	12/15/2020	11,061	10,918,771
U.S. Treasury Note	2.00%	1/31/2020	8,774	8,732,185
U.S. Treasury Note	2.25%	11/15/2027	14,357	13,744,333
U.S. Treasury Note	2.25%	2/15/2021	5,476	5,454,732
U.S. Treasury Note	2.375%	1/31/2023	30,551	30,293,560
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,273,359
Total U.S. Treasury Obligations (cost $123,640,574)				124,131,129
Total Long-Term Investments (cost $610,348,334)				607,482,769

SHORT-TERM INVESTMENTS 0.34%

Asset-Backed Security 0.04%

Other

DLL Securitization Trust 2017-A A1† (cost $229,983)	1.50%	11/15/2018	230	230,007

REPURCHASE AGREEMENT 0.30%

Repurchase Agreement dated 3/29/2018, 0.74% due 4/2/2018 with Fixed Income Clearing Corp. collateralized by $1,615,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $1,702,577; proceeds: $1,667,635 (cost $1,667,497)			1,667	1,667,497
Total Short-Term Investments (cost $1,897,480)				1,897,504
Total Investments in Securities 109.66% (cost $612,245,814)				609,380,273
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (9.66%)				(53,677,174)
Net Assets 100.00%				$555,703,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

ARS	Argentine Peso
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
USISDA	ICE Swap Interest Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 29, 2018.
(a)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Defaulted (non-income producing security).
(f)	Investment in non-U.S. dollar denominated securities.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at March 29, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2018	129	Long	$27,414,741	$27,426,610	$11,869
U.S. 5-Year Treasury Note	June 2018	165	Long	18,797,406	18,886,055	88,649
Ultra Long U.S. Treasury Bond	June 2018	6	Long	922,885	962,812	39,927
Unrealized Appreciation on Open Futures Contracts						$140,445

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2018	78	Short	$(9,373,270)	$(9,448,969)	$(75,699)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 29, 2018

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$147,202,671	$—	$147,202,671
Corporate Bonds	—	148,358,833	—	148,358,833
Foreign Government Obligations	—	56,571,434	—	56,571,434
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,296,184	—	9,296,184
Government Sponsored Enterprises Pass-Throughs	—	105,643,585	—	105,643,585
Municipal Bonds	—	840,630	—	840,630
Non-Agency Commercial Mortgage-Backed Securities	—	15,362,742	305,568	15,668,310
U.S. Treasury Obligations	—	124,131,129	—	124,131,129
Repurchase Agreement	—	1,667,497	—	1,667,497
Total	$—	$609,074,705	$305,568	$609,380,273
Other Financial Instruments
Futures Contracts
Assets	$140,445	$—	$—	$140,445
Liabilities	(75,699)	—	—	(75,699)
Total	$64,746	$—	$—	$64,746

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 29, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2018	$4,488,220	$—
Accrued Discounts (Premiums)	—	230
Realized Gain (Loss)	10,063	—
Change in Unrealized Appreciation (Depreciation)	45	(1,720)
Net Purchases	—	—
Sales	(1,742,063)	—
Transfers into Level 3	—	307,058
Transfers out of Level 3	(2,756,265)	—
Balance as of March 29, 2018	$—	$305,568
Change in unrealized appreciation/depreciation for period ended March 29, 2018, related to Level 3 investments held at March 29, 2018	$—	$(1,720)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Equity Portfolio (“International Equity”) formerly International Core Equity, International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Equity and International Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Schedule of Investments (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture, Short Duration Income and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 29, 2018, the following Fund had unfunded loan commitment:

Security Name	Fund Name
Bond Debenture
Mavis Tire Express Services Corp. 1st Lien Term Loan	$192,000
Titan Acquisition Limited Bridge Term Loan (United Kingdom)	3,345,000
Centene Corporation Bridge Term Loan	3,340,000
Total	$6,877,000

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 29, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture, International Equity, International Opportunities, Mid Cap Stock and Short Duration Income entered into forward foreign currency exchange contracts during the period ended March 29, 2018 (as described in Note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended March 29, 2018 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture, Short Duration Income and Total Return bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Bond Debenture entered into credit default swaps during the period ended March 29, 2018 (as described in note 2(h)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap there is minimal counterparty credit risk to the fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of March 29, 2018, Bond Debenture, Calibrated Dividend Growth, International Equity, International Opportunities, Mid Cap Stock, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	$—	$150,252	$—
Futures Contracts	$928,734	$—	$—
Centrally Cleared Credit Default Swaps	$—	$—	$191,844
Liability Derivatives
Centrally Cleared Credit Default Swaps Contracts	$—	$—	$190,333
Credit Default Swaps	$—	$—	$3,594,228
Futures Contracts	$3,896,000	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$248,750	$—

Calibrated Dividend Growth Portfolio
Equity Contracts
Liability Derivatives
Futures Contracts	$65,351

International Equity Portfolio
Foreign Currency Contracts
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$96,379

Notes to Schedule of Investments (unaudited)(continued)

International Opportunities Portfolio
Foreign Currency Contracts
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$27,934

Mid Cap Stock Portfolio
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$12,778
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$3,712

Short Duration Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$4,834
Liability Derivatives
Futures Contracts	$126

Total Return Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$140,445
Liability Derivatives
Futures Contracts	$75,699

4. FEDERAL TAX INFORMATION

As of March 29, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$1,162,304,885	$165,032,760	$37,606,726
Gross unrealized gain	34,402,123	17,348,550	5,950,081
Gross unrealized loss	(26,409,325)	(4,831,326)	(804,828)
Net unrealized security gain	$7,992,798	$12,517,224	$5,145,253

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$34,383,824	$337,352,255	$609,815,557
Gross unrealized gain	9,916,244	27,339,222	51,002,144
Gross unrealized loss	(564,384)	(6,974,811)	(11,468,343)
Net unrealized security gain	$9,351,860	$20,364,411	$39,533,801

Notes to Schedule of Investments (unaudited)(concluded)

	Growth Opportunities	International Equity	International Opportunities
Tax cost	$110,037,251	$60,303,884	$47,649,522
Gross unrealized gain	24,097,559	6,173,523	7,525,890
Gross unrealized loss	(3,651,112)	(1,567,268)	(1,967,136)
Net unrealized security gain	$20,446,447	$4,606,255	$5,558,754

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$289,577,203	$66,966,548	$614,339,716
Gross unrealized gain	35,045,074	103,794	3,603,990
Gross unrealized loss	(10,652,816)	(1,747,321)	(8,498,687)
Net unrealized security gain (loss)	$24,392,258	$(1,643,527)	$(4,894,697)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales, swaps, foreign currency contracts, futures and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018